UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04409

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

August 31

Date of Fiscal Year End

February 28, 2014

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Municipals Trust

Semiannual Report

February 28, 2014

Alabama    •    Arkansas    •     Georgia    •    Kentucky    •    Maryland    •    Missouri

North Carolina    •    Oregon    •    South Carolina    •    Tennessee    •    Virginia

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to the CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report February 28, 2014

Eaton Vance

Municipal Income Funds

Table of Contents

Performance and Fund Profile

Alabama	2
Arkansas	3
Georgia	4
Kentucky	5
Maryland	6
Missouri	7
North Carolina	8
Oregon	9
South Carolina	10
Tennessee	11
Virginia	12

Endnotes and Additional Disclosures	13

Fund Expenses	14

Financial Statements	20

Officers and Trustees	123

Important Notices	124

Eaton Vance

Alabama Municipal Income Fund

February 28, 2014

Performance1,2

Portfolio Manager Thomas M. Metzold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/07/1993	05/01/1992	6.83%	–2.20%	5.61%	3.62%
Class A with 4.75% Maximum Sales Charge	—	—	1.74	–6.85	4.58	3.12
Class B at NAV	05/01/1992	05/01/1992	6.51	–2.95	4.84	2.86
Class B with 5% Maximum Sales Charge	—	—	1.51	–7.66	4.51	2.86
Class C at NAV	03/21/2006	05/01/1992	6.50	–2.85	4.86	2.85
Class C with 1% Maximum Sales Charge	—	—	5.50	–3.80	4.86	2.85
Class I at NAV	03/03/2008	05/01/1992	7.05	–2.00	5.84	3.75
Barclays Municipal Bond Index	—	—	5.71%	–0.21%	5.67%	4.39%
Barclays 20 Year Municipal Bond Index	—	—	7.67	–1.34	7.12	5.05

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
Gross			0.75%	1.50%	1.49%	0.54%
Net			0.73	1.48	1.47	0.52

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			3.79%	3.11%	3.10%	3.97%
Taxable-Equivalent Distribution Rate			7.05	5.78	5.77	7.38
SEC 30-day Yield			2.71	2.11	2.10	3.05
Taxable-Equivalent SEC 30-day Yield			5.04	3.92	3.91	5.67

Fund Profile

Credit Quality (% of total investments)6

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

2

Eaton Vance

Arkansas Municipal Income Fund

February 28, 2014

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	02/09/1994	10/02/1992	6.10%	–1.05%	5.34%	2.90%
Class A with 4.75% Maximum Sales Charge	—	—	1.09	–5.74	4.33	2.40
Class B at NAV	10/02/1992	10/02/1992	5.66	–1.86	4.55	2.14
Class B with 5% Maximum Sales Charge	—	—	0.66	–6.62	4.21	2.14
Class C at NAV	04/28/2006	10/02/1992	5.66	–1.86	4.55	2.10
Class C with 1% Maximum Sales Charge	—	—	4.66	–2.81	4.55	2.10
Class I at NAV	08/03/2010	10/02/1992	6.21	–0.87	5.44	2.95
Barclays Municipal Bond Index	—	—	5.71%	–0.21%	5.67%	4.39%
Barclays 20 Year Municipal Bond Index	—	—	7.67	–1.34	7.12	5.05

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
			0.72%	1.48%	1.48%	0.53%

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			3.84%	3.15%	3.17%	4.01%
Taxable-Equivalent Distribution Rate			7.29	5.98	6.02	7.62
SEC 30-day Yield			2.66	2.05	2.06	3.00
Taxable-Equivalent SEC 30-day Yield			5.05	3.89	3.91	5.70

Fund Profile

Credit Quality (% of total investments)6

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

3

Eaton Vance

Georgia Municipal Income Fund

February 28, 2014

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/07/1993	12/23/1991	7.11%	–1.43%	5.50%	3.02%
Class A with 4.75% Maximum Sales Charge	—	—	2.03	–6.08	4.47	2.52
Class B at NAV	12/23/1991	12/23/1991	6.63	–2.26	4.69	2.25
Class B with 5% Maximum Sales Charge	—	—	1.63	–7.00	4.36	2.25
Class C at NAV	04/25/2006	12/23/1991	6.75	–2.25	4.70	2.24
Class C with 1% Maximum Sales Charge	—	—	5.75	–3.20	4.70	2.24
Class I at NAV	03/03/2008	12/23/1991	7.21	–1.34	5.70	3.17
Barclays Municipal Bond Index	—	—	5.71%	–0.21%	5.67%	4.39%
Barclays 20 Year Municipal Bond Index	—	—	7.67	–1.34	7.12	5.05

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
Gross			0.76%	1.51%	1.51%	0.56%
Net			0.72	1.47	1.47	0.52

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			3.92%	3.24%	3.24%	4.11%
Taxable-Equivalent Distribution Rate			7.37	6.09	6.09	7.73
SEC 30-day Yield			3.00	2.41	2.41	3.35
Taxable-Equivalent SEC 30-day Yield			5.64	4.53	4.53	6.30

% Total Leverage[5]
Residual Interest Bond (RIB)						5.52%

Fund Profile

Credit Quality (% of total investments)6

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, credit quality (% of total investments) is as follows:6

AAA	6.0%	BB	0.8%
AA	68.5	B	1.1
A	19.3	Not Rated	0.9
BBB	3.4

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

4

Eaton Vance

Kentucky Municipal Income Fund

February 28, 2014

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/07/1993	12/23/1991	5.59%	–0.61%	5.88%	3.43%
Class A with 4.75% Maximum Sales Charge	—	—	0.56	–5.29	4.85	2.93
Class B at NAV	12/23/1991	12/23/1991	5.17	–1.43	5.09	2.66
Class B with 5% Maximum Sales Charge	—	—	0.17	–6.20	4.76	2.66
Class C at NAV	03/23/2006	12/23/1991	5.16	–1.32	5.11	2.65
Class C with 1% Maximum Sales Charge	—	—	4.16	–2.28	5.11	2.65
Class I at NAV	08/03/2010	12/23/1991	5.69	–0.41	6.03	3.50
Barclays Municipal Bond Index	—	—	5.71%	–0.21%	5.67%	4.39%
Barclays 20 Year Municipal Bond Index	—	—	7.67	–1.34	7.12	5.05

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
			0.72%	1.47%	1.47%	0.52%

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			4.02%	3.33%	3.34%	4.20%
Taxable-Equivalent Distribution Rate			7.56	6.26	6.28	7.89
SEC 30-day Yield			2.77	2.17	2.17	3.11
Taxable-Equivalent SEC 30-day Yield			5.21	4.08	4.08	5.85

Fund Profile

Credit Quality (% of total investments)6

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

5

Eaton Vance

Maryland Municipal Income Fund

February 28, 2014

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/10/1993	02/03/1992	6.07%	–1.69%	6.58%	3.54%
Class A with 4.75% Maximum Sales Charge	—	—	1.03	–6.34	5.55	3.03
Class B at NAV	02/03/1992	02/03/1992	5.66	–2.47	5.78	2.77
Class B with 5% Maximum Sales Charge	—	—	0.66	–7.21	5.46	2.77
Class C at NAV	05/02/2006	02/03/1992	5.77	–2.37	5.80	2.78
Class C with 1% Maximum Sales Charge	—	—	4.77	–3.32	5.80	2.78
Class I at NAV	03/03/2008	02/03/1992	6.16	–1.48	6.84	3.68
Barclays Municipal Bond Index	—	—	5.71%	–0.21%	5.67%	4.39%
Barclays 20 Year Municipal Bond Index	—	—	7.67	–1.34	7.12	5.05

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
Gross			0.78%	1.53%	1.53%	0.58%
Net			0.75	1.50	1.50	0.55

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			3.68%	2.99%	2.99%	3.86%
Taxable-Equivalent Distribution Rate			6.90	5.60	5.60	7.24
SEC 30-day Yield			2.69	2.08	2.09	3.03
Taxable-Equivalent SEC 30-day Yield			5.04	3.90	3.92	5.68

% Total Leverage[5]
RIB						3.06%

Fund Profile

Credit Quality (% of total investments)6

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, credit quality (% of total investments) is as follows:6

AAA	20.5%	BBB	4.7%
AA	37.8	Not Rated	10.2
A	26.8

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

6

Eaton Vance

Missouri Municipal Income Fund

February 28, 2014

Performance1,2

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/07/1993	05/01/1992	7.23%	–1.65%	5.63%	3.34%
Class A with 4.75% Maximum Sales Charge	—	—	2.17	–6.31	4.61	2.84
Class B at NAV	05/01/1992	05/01/1992	6.76	–2.43	4.87	2.58
Class B with 5% Maximum Sales Charge	—	—	1.76	–7.16	4.53	2.58
Class C at NAV	02/16/2006	05/01/1992	6.77	–2.43	4.85	2.55
Class C with 1% Maximum Sales Charge	—	—	5.77	–3.38	4.85	2.55
Class I at NAV	08/03/2010	05/01/1992	7.22	–1.45	5.80	3.42
Barclays Municipal Bond Index	—	—	5.71%	–0.21%	5.67%	4.39%
Barclays 20 Year Municipal Bond Index	—	—	7.67	–1.34	7.12	5.05

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
Gross			0.74%	1.49%	1.49%	0.54%
Net			0.72	1.47	1.47	0.52

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			3.73%	3.04%	3.04%	3.96%
Taxable-Equivalent Distribution Rate			7.01	5.71	5.71	7.44
SEC 30-day Yield			2.61	2.00	2.00	2.94
Taxable-Equivalent SEC 30-day Yield			4.91	3.76	3.76	5.53

% Total Leverage[5]
RIB						1.18%

Fund Profile

Credit Quality (% of total investments)6

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, credit quality (% of total investments) is as follows:6

AAA	11.8%	BBB	7.7%
AA	58.9	Not Rated	4.0
A	17.6

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

7

Eaton Vance

North Carolina Municipal Income Fund

February 28, 2014

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/07/1993	10/23/1991	9.13%	–3.02%	6.36%	3.67%
Class A with 4.75% Maximum Sales Charge	—	—	3.89	–7.65	5.33	3.18
Class B at NAV	10/23/1991	10/23/1991	8.70	–3.74	5.57	2.91
Class B with 5% Maximum Sales Charge	—	—	3.70	–8.38	5.25	2.91
Class C at NAV	05/02/2006	10/23/1991	8.70	–3.74	5.57	2.91
Class C with 1% Maximum Sales Charge	—	—	7.70	–4.66	5.57	2.91
Class I at NAV	03/03/2008	10/23/1991	9.22	–2.82	6.57	3.82
Barclays Municipal Bond Index	—	—	5.71%	–0.21%	5.67%	4.39%
Barclays 20 Year Municipal Bond Index	—	—	7.67	–1.34	7.12	5.05

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
Gross			0.80%	1.55%	1.55%	0.60%
Net			0.74	1.49	1.49	0.54

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			4.13%	3.45%	3.45%	4.32%
Taxable-Equivalent Distribution Rate			7.75	6.47	6.47	8.10
SEC 30-day Yield			3.12	2.54	2.54	3.48
Taxable-Equivalent SEC 30-day Yield			5.85	4.76	4.76	6.53

% Total Leverage[5]
RIB						7.92%

Fund Profile

Credit Quality (% of total investments)6

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, credit quality (% of total investments) is as follows:6

AAA	11.4%	BBB	2.9%
AA	65.0	BB	1.2
A	19.5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

8

Eaton Vance

Oregon Municipal Income Fund

February 28, 2014

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/28/1993	12/24/1991	7.40%	–8.14%	6.24%	3.23%
Class A with 4.75% Maximum Sales Charge	—	—	2.32	–12.50	5.22	2.73
Class B at NAV	12/24/1991	12/24/1991	7.04	–8.73	5.46	2.48
Class B with 5% Maximum Sales Charge	—	—	2.04	–13.12	5.14	2.48
Class C at NAV	03/02/2006	12/24/1991	7.04	–8.71	5.46	2.48
Class C with 1% Maximum Sales Charge	—	—	6.04	–9.59	5.46	2.48
Class I at NAV	08/03/2010	12/24/1991	7.50	–7.86	6.38	3.30
Barclays Municipal Bond Index	—	—	5.71%	–0.21%	5.67%	4.39%
Barclays 20 Year Municipal Bond Index	—	—	7.67	–1.34	7.12	5.05

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
Gross			0.81%	1.56%	1.56%	0.61%
Net			0.73	1.48	1.48	0.53

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			4.22%	3.53%	3.55%	4.43%
Taxable-Equivalent Distribution Rate			8.27	6.92	6.96	8.69
SEC 30-day Yield			3.46	2.89	2.90	3.83
Taxable-Equivalent SEC 30-day Yield			6.78	5.67	5.69	7.51

% Total Leverage[5]
RIB						6.23%

Fund Profile

Credit Quality (% of total investments)6

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, credit quality (% of total investments) is as follows:6

AAA	12.9%	BBB	12.1%
AA	46.4	BB	4.2
A	22.4	Not Rated	2.0

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

9

Eaton Vance

South Carolina Municipal Income Fund

February 28, 2014

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	02/14/1994	10/02/1992	8.71%	–4.02%	6.43%	3.57%
Class A with 4.75% Maximum Sales Charge	—	—	3.59	–8.57	5.40	3.06
Class B at NAV	10/02/1992	10/02/1992	8.16	–4.84	5.63	2.81
Class B with 5% Maximum Sales Charge	—	—	3.16	–9.43	5.30	2.81
Class C at NAV	01/12/2006	10/02/1992	8.28	–4.75	5.65	2.81
Class C with 1% Maximum Sales Charge	—	—	7.28	–5.66	5.65	2.81
Class I at NAV	03/03/2008	10/02/1992	8.80	–3.82	6.63	3.70
Barclays Municipal Bond Index	—	—	5.71%	–0.21%	5.67%	4.39%
Barclays 20 Year Municipal Bond Index	—	—	7.67	–1.34	7.12	5.05

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
Gross			0.79%	1.54%	1.54%	0.59%
Net			0.72	1.47	1.47	0.52

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			4.15%	3.43%	3.43%	4.29%
Taxable-Equivalent Distribution Rate			7.88	6.52	6.52	8.15
SEC 30-day Yield			3.36	2.79	2.79	3.73
Taxable-Equivalent SEC 30-day Yield			6.38	5.30	5.30	7.09

% Total Leverage[5]
RIB						8.87%

Fund Profile

Credit Quality (% of total investments)6

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, credit quality (% of total investments) is as follows:6

AAA	10.1%	BBB	9.6%
AA	47.2	BB	1.2
A	31.9

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

10

Eaton Vance

Tennessee Municipal Income Fund

February 28, 2014

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/09/1993	08/25/1992	4.71%	–2.49%	4.98%	2.48%
Class A with 4.75% Maximum Sales Charge	—	—	–0.25	–7.13	3.96	1.97
Class B at NAV	08/25/1992	08/25/1992	4.21	–3.23	4.18	1.71
Class B with 5% Maximum Sales Charge	—	—	–0.79	–7.92	3.84	1.71
Class C at NAV	05/02/2006	08/25/1992	4.33	–3.23	4.21	1.71
Class C with 1% Maximum Sales Charge	—	—	3.33	–4.17	4.21	1.71
Class I at NAV	08/03/2010	08/25/1992	4.69	–2.30	5.10	2.53
Barclays Municipal Bond Index	—	—	5.71%	–0.21%	5.67%	4.39%
Barclays 20 Year Municipal Bond Index	—	—	7.67	–1.34	7.12	5.05

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
			0.72%	1.47%	1.47%	0.52%

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			3.83%	3.14%	3.15%	4.01%
Taxable-Equivalent Distribution Rate			7.20	5.90	5.92	7.54
SEC 30-day Yield			2.49	1.87	1.88	2.82
Taxable-Equivalent SEC 30-day Yield			4.68	3.52	3.53	5.30

Fund Profile

Credit Quality (% of total investments)6

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

11

Eaton Vance

Virginia Municipal Income Fund

February 28, 2014

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/17/1993	07/26/1991	5.77%	–1.59%	5.61%	2.45%
Class A with 4.75% Maximum Sales Charge	—	—	0.73	–6.30	4.59	1.96
Class B at NAV	07/26/1991	07/26/1991	5.38	–2.43	4.82	1.70
Class B with 5% Maximum Sales Charge	—	—	0.38	–7.15	4.48	1.70
Class C at NAV	02/08/2006	07/26/1991	5.50	–2.32	4.82	1.70
Class C with 1% Maximum Sales Charge	—	—	4.50	–3.26	4.82	1.70
Class I at NAV	03/03/2008	07/26/1991	5.86	–1.38	5.82	2.60
Barclays Municipal Bond Index	—	—	5.71%	–0.21%	5.67%	4.39%
Barclays 20 Year Municipal Bond Index	—	—	7.67	–1.34	7.12	5.05

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
Gross			0.77%	1.52%	1.52%	0.57%
Net			0.73	1.48	1.48	0.53

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			4.32%	3.64%	3.64%	4.51%
Taxable-Equivalent Distribution Rate			8.10	6.82	6.82	8.45
SEC 30-day Yield			2.86	2.26	2.26	3.20
Taxable-Equivalent SEC 30-day Yield			5.36	4.24	4.24	6.00

% Total Leverage[5]
RIB						3.73%

Fund Profile

Credit Quality (% of total investments)6

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, credit quality (% of total investments) is as follows:6

AAA	18.6%	BB	2.0%
AA	40.4	B	0.5
A	26.1	Not Rated	2.3
BBB	10.1

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

12

Eaton Vance

Municipal Income Funds

February 28, 2014

Endnotes and Additional Disclosures

[1]

Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Barclays 20 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 17-22 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class C is linked to Class B and the performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

Total annual operating expense ratios are as stated in the Fund’s most recent prospectus. Net expense ratio excludes interest expense relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions and, as a result, net asset value and performance have not been affected by this expense.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be composed of ordinary income, tax-exempt income, net realized capital gains and return of capital. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes. Floating Rate Notes reflect the effect of RIBs purchased in secondary market transactions, if applicable.

[6]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the rating agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by Standard and Poor’s or Fitch (Baa or higher by Moody’s) are considered to be investment grade quality. Credit ratings are based largely on the rating agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national rating agencies stated above.

Fund profile subject to change due to active management.

13

Eaton Vance

Municipal Income Funds

February 28, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2013 – February 28, 2014).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Alabama Municipal Income Fund

	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period* (9/1/13 – 2/28/14)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,068.30	$3.69	0.72%
Class B	$1,000.00	$1,065.10	$7.58	1.48%
Class C	$1,000.00	$1,065.00	$7.53	1.47%
Class I	$1,000.00	$1,070.50	$2.67	0.52%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.20	$3.61	0.72%
Class B	$1,000.00	$1,017.50	$7.40	1.48%
Class C	$1,000.00	$1,017.50	$7.35	1.47%
Class I	$1,000.00	$1,022.20	$2.61	0.52%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2013.

14

Eaton Vance

Municipal Income Funds

February 28, 2014

Fund Expenses — continued

Eaton Vance Arkansas Municipal Income Fund

	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period* (9/1/13 – 2/28/14)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,061.00	$3.78	0.74%
Class B	$1,000.00	$1,056.60	$7.60	1.49%
Class C	$1,000.00	$1,056.60	$7.60	1.49%
Class I	$1,000.00	$1,062.10	$2.76	0.54%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.10	$3.71	0.74%
Class B	$1,000.00	$1,017.40	$7.45	1.49%
Class C	$1,000.00	$1,017.40	$7.45	1.49%
Class I	$1,000.00	$1,022.10	$2.71	0.54%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2013.

Eaton Vance Georgia Municipal Income Fund

	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period* (9/1/13 – 2/28/14)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,071.10	$3.90	0.76%
Class B	$1,000.00	$1,066.30	$7.74	1.51%
Class C	$1,000.00	$1,067.50	$7.74	1.51%
Class I	$1,000.00	$1,072.10	$2.88	0.56%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.00	$3.81	0.76%
Class B	$1,000.00	$1,017.30	$7.55	1.51%
Class C	$1,000.00	$1,017.30	$7.55	1.51%
Class I	$1,000.00	$1,022.00	$2.81	0.56%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2013.

15

Eaton Vance

Municipal Income Funds

February 28, 2014

Fund Expenses — continued

Eaton Vance Kentucky Municipal Income Fund

	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period* (9/1/13 – 2/28/14)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,055.90	$3.72	0.73%
Class B	$1,000.00	$1,051.70	$7.53	1.48%
Class C	$1,000.00	$1,051.60	$7.53	1.48%
Class I	$1,000.00	$1,056.90	$2.70	0.53%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.20	$3.66	0.73%
Class B	$1,000.00	$1,017.50	$7.40	1.48%
Class C	$1,000.00	$1,017.50	$7.40	1.48%
Class I	$1,000.00	$1,022.20	$2.66	0.53%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2013.

Eaton Vance Maryland Municipal Income Fund

	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period* (9/1/13 – 2/28/14)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,060.70	$4.09	0.80%
Class B	$1,000.00	$1,056.60	$7.90	1.55%
Class C	$1,000.00	$1,057.70	$7.91	1.55%
Class I	$1,000.00	$1,061.60	$3.07	0.60%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.80	$4.01	0.80%
Class B	$1,000.00	$1,017.10	$7.75	1.55%
Class C	$1,000.00	$1,017.10	$7.75	1.55%
Class I	$1,000.00	$1,021.80	$3.01	0.60%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2013.

16

Eaton Vance

Municipal Income Funds

February 28, 2014

Fund Expenses — continued

Eaton Vance Missouri Municipal Income Fund

	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period* (9/1/13 – 2/28/14)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,072.30	$3.75	0.73%
Class B	$1,000.00	$1,067.60	$7.59	1.48%
Class C	$1,000.00	$1,067.70	$7.59	1.48%
Class I	$1,000.00	$1,072.20	$2.72	0.53%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.20	$3.66	0.73%
Class B	$1,000.00	$1,017.50	$7.40	1.48%
Class C	$1,000.00	$1,017.50	$7.40	1.48%
Class I	$1,000.00	$1,022.20	$2.66	0.53%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2013.

Eaton Vance North Carolina Municipal Income Fund

	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period* (9/1/13 – 2/28/14)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,091.30	$4.25	0.82%
Class B	$1,000.00	$1,087.00	$8.12	1.57%
Class C	$1,000.00	$1,087.00	$8.12	1.57%
Class I	$1,000.00	$1,092.20	$3.22	0.62%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.70	$4.11	0.82%
Class B	$1,000.00	$1,017.00	$7.85	1.57%
Class C	$1,000.00	$1,017.00	$7.85	1.57%
Class I	$1,000.00	$1,021.70	$3.11	0.62%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2013.

17

Eaton Vance

Municipal Income Funds

February 28, 2014

Fund Expenses — continued

Eaton Vance Oregon Municipal Income Fund

	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period* (9/1/13 – 2/28/14)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,074.00	$4.42	0.86%
Class B	$1,000.00	$1,070.40	$8.26	1.61%
Class C	$1,000.00	$1,070.40	$8.26	1.61%
Class I	$1,000.00	$1,075.00	$3.40	0.66%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.50	$4.31	0.86%
Class B	$1,000.00	$1,016.80	$8.05	1.61%
Class C	$1,000.00	$1,016.80	$8.05	1.61%
Class I	$1,000.00	$1,021.50	$3.31	0.66%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2013.

Eaton Vance South Carolina Municipal Income Fund

	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period* (9/1/13 – 2/28/14)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,087.10	$4.35	0.84%
Class B	$1,000.00	$1,081.60	$8.26	1.60%
Class C	$1,000.00	$1,082.80	$8.21	1.59%
Class I	$1,000.00	$1,088.00	$3.37	0.65%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.60	$4.21	0.84%
Class B	$1,000.00	$1,016.90	$8.00	1.60%
Class C	$1,000.00	$1,016.90	$7.95	1.59%
Class I	$1,000.00	$1,021.60	$3.26	0.65%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2013.

18

Eaton Vance

Municipal Income Funds

February 28, 2014

Fund Expenses — continued

Eaton Vance Tennessee Municipal Income Fund

	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period* (9/1/13 – 2/28/14)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,047.10	$3.71	0.73%
Class B	$1,000.00	$1,042.10	$7.49	1.48%
Class C	$1,000.00	$1,043.30	$7.50	1.48%
Class I	$1,000.00	$1,046.90	$2.69	0.53%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.20	$3.66	0.73%
Class B	$1,000.00	$1,017.50	$7.40	1.48%
Class C	$1,000.00	$1,017.50	$7.40	1.48%
Class I	$1,000.00	$1,022.20	$2.66	0.53%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2013.

Eaton Vance Virginia Municipal Income Fund

	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period* (9/1/13 – 2/28/14)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,057.70	$3.88	0.76%
Class B	$1,000.00	$1,053.80	$7.69	1.51%
Class C	$1,000.00	$1,055.00	$7.69	1.51%
Class I	$1,000.00	$1,058.60	$2.86	0.56%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.00	$3.81	0.76%
Class B	$1,000.00	$1,017.30	$7.55	1.51%
Class C	$1,000.00	$1,017.30	$7.55	1.51%
Class I	$1,000.00	$1,022.00	$2.81	0.56%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2013.

19

Eaton Vance

Alabama Municipal Income Fund

February 28, 2014

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 98.1%

Security	Principal Amount (000’s omitted)	Value

Education — 6.4%
University of Alabama, 5.00%, 7/1/34	$1,500	$1,619,565
University of Alabama, 5.00%, 10/1/37	1,000	1,091,050

		$2,710,615

General Obligations — 16.7%
Auburn, 5.25%, 12/1/27	$1,000	$1,135,470
Huntsville, 5.00%, 5/1/33	1,025	1,130,995
Madison, 5.15%, 2/1/39	1,250	1,332,738
Mobile, 5.00%, 2/15/27	1,000	1,098,410
Oxford, 5.00%, 2/1/32	1,205	1,299,267
Trussville, 5.00%, 10/1/39	1,000	1,078,560

		$7,075,440

Hospital — 15.3%
Birmingham Special Care Facilities Financing Authority, (Children’s Hospital), 6.125%, 6/1/34	$1,500	$1,614,345
East Alabama, Health Care Authority, 5.00%, 9/1/27	1,000	1,060,670
Health Care Authority, (Baptist Health), 5.00%, 11/15/16	400	418,896
Health Care Authority, (Baptist Health), 5.00%, 11/15/18	750	777,172
Health Care Authority, (Baptist Health), 5.00%, 11/15/21	400	407,560
Huntsville, Health Care Authority, 5.50%, 6/1/25	1,000	1,097,440
University of Alabama, Hospital Revenue, 5.75%, to 9/1/18 (Put Date), 9/1/22	1,000	1,121,720

		$6,497,803

Industrial Development Revenue — 5.5%
Butler Industrial Development Board, (Georgia-Pacific Corp.), (AMT), 5.75%, 9/1/28	$600	$610,554
Phenix City Industrial Development Board, (MeadWestvaco Coated Board), (AMT), 4.125%, 5/15/35	1,145	914,947
Selma Industrial Development Board, (International Paper Co.), 5.80%, 5/1/34	750	794,542

		$2,320,043

Insured – Education — 10.1%
Alabama State Board of Education, (Chattahoochee Valley Community College), (AGC), 5.00%, 6/1/34	$1,000	$1,048,630
Alabama State University, (AGC), 4.75%, 5/1/33	475	491,378
Auburn University, (AGM), 5.00%, 6/1/38	250	265,462
Jacksonville State University, (AGC), 5.125%, 12/1/33	1,230	1,286,998
Montgomery, Public Educational Building Authority, (Alabama State University), (XLCA), 5.25%, 10/1/25	1,110	1,182,794

		$4,275,262

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities — 1.0%
Puerto Rico Electric Power Authority, (BHAC), (FGIC), (NPFG), 5.25%, 7/1/24	$400	$437,736

		$437,736

Insured – Escrowed / Prerefunded — 2.6%
Montgomery, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (NPFG), Prerefunded to 11/15/14, 5.15%, 11/15/27	$1,065	$1,102,531

		$1,102,531

Insured – Lease Revenue / Certificates of Participation — 5.7%
Montgomery County, Public Building Authority, (NPFG), 5.00%, 3/1/31	$500	$526,570
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	1,100	1,311,310
Puerto Rico Public Finance Corp., (Commonwealth Appropriation), (AMBAC), 5.125%, 6/1/24	520	604,547

		$2,442,427

Insured – Special Tax Revenue — 4.6%
Alabama Public School and College Authority, (AGM), 2.50%, 12/1/27	$1,705	$1,519,752
Birmingham-Jefferson Civic Center Authority, (NPFG), 0.00%, 9/1/18	505	436,396

		$1,956,148

Insured – Transportation — 1.9%
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/16	$1,000	$823,260

		$823,260

Insured – Water and Sewer — 11.9%
Alabama Drinking Water Finance Authority, (AMBAC), 4.00%, 8/15/28	$2,410	$2,410,482
Cullman Utilities Board, (AGM), 5.00%, 9/1/30	1,000	1,069,510
West Morgan-East Lawrence, Water and Sewer Authority, (AGM), 0.00%, 8/15/41	2,600	515,164
West Morgan-East Lawrence, Water and Sewer Authority, (AGM), 4.85%, 8/15/35	1,000	1,041,910

		$5,037,066

Other Revenue — 3.9%
Alabama Incentives Financing Authority, 5.00%, 9/1/29	$1,500	$1,641,300

		$1,641,300

20	See Notes to Financial Statements.

Eaton Vance

Alabama Municipal Income Fund

February 28, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 3.9%
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$145	$153,900
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	155	164,277
Homewood City Board of Education, 5.00%, 4/1/32	500	537,355
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	540	443,896
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	325	357,945

		$1,657,373

Water and Sewer — 8.6%
Auburn, Waterworks Board, 5.00%, 9/1/29	$1,315	$1,510,396
Opelika Utilities Board, 5.25%, 6/1/36	500	532,985
Opelika Utilities Board, 5.25%, 6/1/41	500	528,175
Scottsboro Waterworks, Sewer and Gas Board, 5.00%, 8/1/32	1,000	1,065,370

		$3,636,926

Total Tax-Exempt Investments — 98.1% (identified cost $39,377,756)		$41,613,930

Other Assets, Less Liabilities — 1.9%		$803,737

Net Assets — 100.0%		$42,417,667

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Alabama municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2014, 38.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.1% to 12.4% of total investments.

21	See Notes to Financial Statements.

Eaton Vance

Arkansas Municipal Income Fund

February 28, 2014

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 99.2%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.4%
Arkansas Development Finance Authority, (Capital Improvement), 5.00%, 6/1/24	$430	$504,966
Arkansas Development Finance Authority, (Capital Improvement), 5.00%, 6/1/25	250	291,668

		$796,634

Education — 4.3%
Texas A&M University, 5.00%, 7/1/26	$200	$242,502
University of Arkansas, (Auxiliary Facilities-Monticello Campus), 4.00%, 10/1/32	500	506,340
University of Arkansas, (Fort Smith Campus), 4.75%, 12/1/35	500	522,440
University of Arkansas, (Phillips Community College), 5.00%, 12/1/29	250	268,895
University of Arkansas, (UAMS Campus), 5.00%, 12/1/30	750	840,180

		$2,380,357

Electric Utilities — 1.6%
Independence County, Pollution Control Revenue, (Entergy Arkansas, Inc.), 2.375%, 1/1/21	$500	$492,405
Puerto Rico Electric Power Authority, 6.75%, 7/1/36	500	366,885

		$859,290

Escrowed / Prerefunded — 2.0%
Arkansas Development Finance Authority, (Waste Water System), Escrowed to Maturity, 5.50%, 12/1/19	$250	$299,158
Conway, School District No. 1, Prerefunded to 2/1/15, 4.75%, 2/1/34	750	781,935

		$1,081,093

General Obligations — 20.4%
Arkansas, 4.75%, 6/1/29	$750	$810,780
Arkansas State College Savings, 0.00%, 6/1/14	2,750	2,748,542
Arkansas Water, Waste Disposal and Pollution Facilities, 4.875%, 7/1/43	1,000	1,042,880
Bentonville, School District No. 6, 4.50%, 6/1/40	1,000	1,028,820
Bradford, Special School District, 4.75%, 2/1/39	315	319,681
Bryant, School District No. 25, 4.75%, 2/1/39	1,490	1,512,141
Pottsville, School District No. 61, 4.50%, 2/1/38	1,250	1,267,463
Pulaski County, Special School District, 5.00%, 2/1/35	500	508,080
Springdale, School District No. 50, 4.625%, 6/1/35	1,000	1,020,450
Springdale, School District No. 50, 4.75%, 6/1/39	1,000	1,022,980

		$11,281,817

Security	Principal Amount (000’s omitted)	Value

Hospital — 1.4%
Pulaski County, Public Facilities Board, (Central Arkansas Radiation Therapy Institute Inc.), 5.25%, 7/1/28	$750	$792,473

		$792,473

Housing — 1.5%
Arkansas Development Finance Authority, SFMR, (GNMA/FNMA), (AMT), 4.75%, 7/1/32	$380	$383,192
Arkansas Development Finance Authority, SFMR, (GNMA/FNMA), (AMT), 4.80%, 7/1/26	275	275,578
Arkansas Development Finance Authority, SFMR, (GNMA/FNMA), (AMT), 5.05%, 7/1/31	145	146,654

		$805,424

Industrial Development Revenue — 0.9%
Cleveland, OH, (Continental Airlines), (AMT), 5.70%, 12/1/19	$510	$510,077

		$510,077

Insured – Education — 10.6%
Arkansas State University, (BEEBE Campus), (AMBAC), 5.00%, 9/1/35	$1,000	$1,047,320
Arkansas State University, (Consolidated Building System), (AMBAC), 5.00%, 4/1/24	1,000	1,174,680
Arkansas State University, (Consolidated Building System), (AMBAC), 5.00%, 3/1/32	1,250	1,337,225
Pulaski Technical College, (Capital Improvement), (AGM), 5.00%, 4/1/41	1,150	1,225,003
University of Arkansas, (Fayetteville Campus), (AMBAC), 5.00%, 11/1/36	1,000	1,065,310

		$5,849,538

Insured – Electric Utilities — 2.4%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$940	$844,599
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	550	479,122

		$1,323,721

Insured – Escrowed / Prerefunded — 4.5%
Arkansas Development Finance Authority, SFMR, (Donaghey Plaza), (AGM), Prerefunded to 6/1/14, 5.00%, 6/1/29	$1,000	$1,012,630
North Little Rock, Electric System, (NPFG), Escrowed to Maturity, 6.50%, 7/1/15	440	461,155
University of Arkansas, (UAMS Campus), (NPFG), Prerefunded to 11/1/14, 5.00%, 11/1/34	1,000	1,032,860

		$2,506,645

22	See Notes to Financial Statements.

Eaton Vance

Arkansas Municipal Income Fund

February 28, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations — 0.9%
Arkansas State College Savings, (NPFG), 0.00%, 6/1/17	$500	$485,425

		$485,425

Insured – Health – Miscellaneous — 0.9%
Arkansas Development Finance Authority, (Public Health Laboratory), (AMBAC), 3.90%, 12/1/24	$5	$4,948
Arkansas Development Finance Authority, (Public Health Laboratory), (AMBAC), 5.00%, 12/1/18	500	502,065

		$507,013

Insured – Hospital — 7.7%
Heber Springs, Hospital and Health Care Facilities Board, (Baptist Healthcare System), (AGC), 5.00%, 5/1/26	$1,140	$1,176,229
Pulaski County, (Children’s Hospital), (AMBAC), 5.00%, 3/1/30	1,500	1,514,520
Pulaski County, (Children’s Hospital), (AMBAC), 5.00%, 3/1/35	1,565	1,576,299

		$4,267,048

Insured – Other Revenue — 6.7%
Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/24	$1,000	$702,780
Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/30	820	403,940
Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/36	3,500	1,173,865
Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/46	7,445	1,421,474

		$3,702,059

Insured – Special Tax Revenue — 2.2%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/28	$1,000	$819,890
Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/42	1,000	63,490
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	2,760	350,051

		$1,233,431

Insured – Utilities — 4.2%
Benton, Public Utility Revenue, (AGM), 5.00%, 9/1/36	$750	$798,345
Benton, Public Utility Revenue, (AMBAC), 5.00%, 9/1/36	1,435	1,530,643

		$2,328,988

Insured – Water and Sewer — 8.1%
Fort Smith, Water and Sewer, (AGM), 5.00%, 10/1/32	$500	$544,350
Little Rock, Sewer Revenue, (AGM), 4.75%, 6/1/37	1,000	1,017,680

Security	Principal Amount (000’s omitted)	Value

Insured – Water and Sewer (continued)
Little Rock, Sewer Revenue, (AGM), 5.00%, 6/1/31	$450	$485,698
Little Rock, Sewer Revenue, (AGM), 5.00%, 10/1/32	750	805,380
Rogers, Sewer Revenue, (AMBAC), 5.00%, 2/1/32	500	536,290
Rogers, Sewer Revenue, (AMBAC), 5.00%, 2/1/37	1,000	1,056,990

		$4,446,388

Lease Revenue / Certificates of Participation — 5.2%
Arkansas Development Finance Authority, (Donaghey Plaza), 5.00%, 6/1/34	$1,190	$1,285,521
Arkansas Development Finance Authority, Correctional Facilities, 5.125%, 5/15/39	1,500	1,565,340

		$2,850,861

Special Tax Revenue — 8.2%
Batesville Sales and Use Tax, 4.00%, 9/1/37	$725	$697,486
Cabot Sales & Use Tax, (Refunding & Improvement), 3.25%, 6/1/38	500	466,900
Cabot Sales & Use Tax, (Refunding & Improvement), 3.50%, 6/1/33	500	450,690
Fort Smith Sales and Use Tax, 5.00%, 5/1/23	400	462,900
Fort Smith Sales and Use Tax, 5.00%, 5/1/24	450	515,101
Little Rock, Hotel and Restaurant Gross Receipts Tax, 7.375%, 8/1/15	760	789,845
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	140	114,705
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	70	58,787
Rogers Sales and Use Tax, 4.125%, 11/1/31	500	515,245
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	435	479,096

		$4,550,755

Water and Sewer — 4.1%
Arkansas Community Water System Public Water Authority, 5.00%, 10/1/32	$1,000	$1,071,690
El Dorado, Water and Sewer System Revenue, 4.375%, 12/1/28	595	636,287
El Dorado, Water and Sewer System Revenue, 4.50%, 12/1/30	500	534,340

		$2,242,317

Total Tax-Exempt Investments — 99.2% (identified cost $53,790,426)		$54,801,354

Other Assets, Less Liabilities — 0.8%		$427,039

Net Assets — 100.0%		$55,228,393

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

23	See Notes to Financial Statements.

Eaton Vance

Arkansas Municipal Income Fund

February 28, 2014

Portfolio of Investments (Unaudited) — continued

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	–	Financial Guaranty Insurance Company
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
NPFG	–	National Public Finance Guaranty Corp.
SFMR	–	Single Family Mortgage Revenue

The Fund invests primarily in debt securities issued by Arkansas municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2014, 48.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 29.0% of total investments.

24	See Notes to Financial Statements.

Eaton Vance

Georgia Municipal Income Fund

February 28, 2014

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 103.0%

Security	Principal Amount (000’s omitted)	Value

Education — 4.0%
Atlanta Development Authority, Educational Facilities, 4.75%, 7/1/27	$600	$628,896
Fulton County Development Authority, (Georgia Tech Foundation Campus Recreation Center Project), 5.00%, 11/1/30	750	833,378
Fulton County Development Authority, (Georgia Tech Foundation Technology Square Project), 5.00%, 11/1/30	750	839,812

		$2,302,086

Electric Utilities — 1.8%
Burke County Development Authority, (Oglethorpe Power Corp.), 5.50%, 1/1/33	$1,000	$1,060,360

		$1,060,360

Escrowed / Prerefunded — 1.8%
Forsyth County Hospital Authority, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.375%, 10/1/28	$800	$1,015,608

		$1,015,608

General Obligations — 15.1%
Georgia, 2.00%, 8/1/27	$315	$279,159
Georgia, 5.00%, 7/1/26	200	234,638
Gwinnett County School District, 5.00%, 2/1/36(1)	4,500	4,935,060
Jefferson City, School District, 5.25%, 2/1/33	1,500	1,633,680
Lagrange-Troup County Hospital Authority, (West Georgia Health Foundation, Inc.), 5.50%, 7/1/38	500	545,125
Lincoln County School District, 5.50%, 4/1/37	1,000	1,107,490

		$8,735,152

Hospital — 7.7%
DeKalb County Hospital Authority, (DeKalb Medical Center), 6.125%, 9/1/40	$1,000	$1,012,950
Fulton County Development Authority, (Children’s Healthcare of Atlanta), 5.25%, 11/15/39	1,000	1,055,120
Glynn-Brunswick Memorial Hospital Authority, (Georgia Medical Center), 5.625%, 8/1/34	750	792,720
Macon-Bibb County Hospital Authority, (The Medical Center of Central Georgia), 5.00%, 8/1/35	1,000	1,043,600
Savannah Hospital Authority, (St Joseph’s/Candler Health System, Inc.), 5.50%, 7/1/30	500	541,725

		$4,446,115

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue — 6.9%
Albany Dougherty Payroll Development Authority, Solid Waste Disposal, (Procter and Gamble), (AMT), 5.20%, 5/15/28	$2,000	$2,289,780
Cleveland, OH, (Continental Airlines), (AMT), 5.70%, 12/1/19	600	600,090
Cobb County Development Authority, Solid Waste Disposal, (Georgia Waste Management Project), (AMT), 5.00%, 4/1/33	925	954,498
Vienna Water and Sewer, (Cargill), (AMT), 6.00%, 9/1/14	160	160,747

		$4,005,115

Insured – Education — 2.1%
Savannah Economic Development Authority, (SSU Community Development I, LLC), (AGC), 5.25%, 6/15/27	$1,125	$1,217,295

		$1,217,295

Insured – Electric Utilities — 10.9%
Georgia Municipal Electric Power Authority, (NPFG), 5.50%, 1/1/20	$1,600	$1,750,592
Griffin Combined Public Utility Revenue, (AGM), 5.00%, 1/1/28	1,000	1,100,000
Newnan, Water, Sewerage and Light Commission, (AMBAC), 5.25%, 1/1/24	1,040	1,231,766
Newnan, Water, Sewerage and Light Commission, (AMBAC), 5.25%, 1/1/25	485	576,679
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	980	880,540
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	550	479,121
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	300	260,433

		$6,279,131

Insured – General Obligations — 2.4%
Coweta County, Water and Sewerage Authority, (AGM), 5.00%, 6/1/26	$1,135	$1,378,514

		$1,378,514

Insured – Hospital — 3.2%
Cobb County Kennestone Hospital Authority, (Wellstar Health System), (AMBAC), 5.50%, 4/1/37	$1,750	$1,870,610

		$1,870,610

Insured – Lease Revenue / Certificates of Participation — 6.1%
Georgia Local Government 1998A Grantor Trust Certificates of Participation, (NPFG), 4.75%, 6/1/28	$1,330	$1,352,690
Georgia Municipal Association, Inc. Certificates of Participation, (Riverdale), (AGC), 5.375%, 5/1/32	1,000	1,061,960
Georgia State University Higher Education Facilities Authority, (USG Real Estate Foundation), (AGC), 5.625%, 6/15/38	1,000	1,108,010

		$3,522,660

25	See Notes to Financial Statements.

Eaton Vance

Georgia Municipal Income Fund

February 28, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 2.9%
Clarke County Hospital Authority, (Athens Regional Medical Center), (NPFG), 5.00%, 1/1/32	$1,190	$1,216,942
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/28	545	446,840

		$1,663,782

Insured – Transportation — 3.3%
Atlanta, Airport Passenger Facility Charge, (AGM), 4.75%, 1/1/28	$785	$808,958
Metropolitan Atlanta Rapid Transit Authority, (AMBAC), 6.25%, 7/1/20	1,000	1,116,980

		$1,925,938

Insured – Water and Sewer — 9.4%
Brunswick-Glynn County Joint Water and Sewer Commission, (AGM), 5.00%, 6/1/33	$500	$531,250
DeKalb County Water and Sewerage Revenue, (AGM), 5.25%, 10/1/32	1,590	1,819,819
Douglasville-Douglas County, Water and Sewer Authority, (NPFG), 5.00%, 6/1/37	750	799,800
Henry County, Water and Sewer Authority, (NPFG), 5.25%, 2/1/25	1,000	1,213,170
Walton County, Water and Sewer Authority, (AGM), 5.00%, 2/1/33	1,000	1,066,790

		$5,430,829

Other Revenue — 1.4%
Georgia Municipal Gas Authority, (Gas Portfolio III), 5.00%, 10/1/27	$750	$822,045

		$822,045

Senior Living / Life Care — 0.9%
Savannah Economic Development Authority, (Marshes of Skidaway Island), 6.00%, 1/1/24	$500	$517,610

		$517,610

Special Tax Revenue — 9.3%
Athens-Clarke County Unified Government Development Authority, (Economic Development Projects), 5.00%, 6/1/32	$1,080	$1,169,867
Floyd County Hospital Authority, (Floyd Health Medical Center), 5.25%, 7/1/29	750	806,025
Gainesville and Hall County Hospital Authority, (Northeast Georgia Medical Center), 5.00%, 2/15/33	1,750	1,816,150
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	205	217,583
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	220	233,167

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	$570	$467,012
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	260	218,351
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	435	479,096

		$5,407,251

Transportation — 1.4%
Atlanta, Airport Revenue, 5.00%, 1/1/35	$750	$785,700

		$785,700

Water and Sewer — 12.4%
Athens-Clarke County, Unified Government Water and Sewer Revenue, 5.50%, 1/1/38	$1,000	$1,114,940
Atlanta, Water and Wastewater Revenue, 5.25%, 11/1/30	1,000	1,133,310
Cherokee County, Water and Sewer Authority, 5.00%, 8/1/32	1,000	1,118,240
Columbus, Water and Sewer Revenue, 5.00%, 5/1/30	750	841,043
Forsyth County, Water and Sewerage Authority, 5.00%, 4/1/27	1,100	1,293,985
Fulton County, Water and Sewer Revenue, 5.00%, 1/1/33	1,500	1,652,370

		$7,153,888

Total Tax-Exempt Investments — 103.0% (identified cost $56,500,183)		$59,539,689

Other Assets, Less Liabilities — (3.0)%		$(1,719,002)

Net Assets — 100.0%		$57,820,687

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
NPFG	–	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Georgia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2014, 39.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 5.7% to 13.4% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

26	See Notes to Financial Statements.

Eaton Vance

Kentucky Municipal Income Fund

February 28, 2014

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 99.1%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 3.7%
Kentucky Infrastructure Authority, (Wastewater and Drinking Water), 5.00%, 2/1/27	$1,000	$1,157,080
Kentucky Infrastructure Authority, (Wastewater and Drinking Water), 5.00%, 2/1/30	500	564,600

		$1,721,680

Education — 2.7%
Campbellsville, (Campbellsville University), 5.70%, 3/1/34	$1,280	$1,289,638

		$1,289,638

Escrowed / Prerefunded — 4.4%
Puerto Rico Electric Power Authority, Escrowed to various sinking fund dates through 7/1/17, Series O, 0.00%, 7/1/17	$2,250	$2,048,940

		$2,048,940

General Obligations — 4.6%
Lexington-Fayette Urban County Airport Board, 5.00%, 7/1/27	$1,000	$1,113,710
Lexington-Fayette Urban County Airport Board, (AMT), 5.00%, 7/1/30	500	530,585
Owensboro, 4.00%, 6/1/32	500	507,895

		$2,152,190

Hospital — 9.8%
City of Russell, (Bon Secours Health System), 5.00%, 11/1/26	$1,000	$1,079,100
Kentucky Economic Development Finance Authority, (Ashland Hospital Corp.), 5.00%, 2/1/30	1,000	1,017,910
Kentucky Economic Development Finance Authority, (Baptist Healthcare System), 5.625%, 8/15/27	500	543,715
Kentucky Economic Development Finance Authority, (Catholic Health Initiatives), 5.00%, 5/1/29	500	525,285
Louisville/Jefferson County Metro Government, (Catholic Health Initiatives), 5.00%, 12/1/35	790	812,002
Murray Hospital Facilities, (Murray Calloway County Hospital), 5.125%, 8/1/37	75	73,149
Pikeville Hospital, (Pikeville Medical Center, Inc.), 6.25%, 3/1/31	500	553,360

		$4,604,521

Housing — 0.0%(1)
Kentucky Housing Corp., (AMT), 5.00%, 7/1/37	$5	$5,067

		$5,067

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue — 4.5%
Cleveland, OH, (Continental Airlines), (AMT), 5.70%, 12/1/19	$510	$510,076
Owen County, (American Water Project), 6.25%, 6/1/39	500	538,950
Wickliffe, Solid Waste Disposal, (Westvaco Corp.), (AMT), 6.375%, 4/1/26	1,070	1,069,968

		$2,118,994

Insured – Bond Bank — 2.3%
Kentucky Rural Water Finance Corp., (NPFG), 4.70%, 8/1/35	$1,060	$1,077,320

		$1,077,320

Insured – Electric Utilities — 16.6%
Carroll County, Environmental Facilities, (AMBAC), (AMT), 5.75%, 2/1/26	$1,000	$1,055,600
Kentucky Municipal Power Agency, (Prairie State Project), (NPFG), 5.00%, 9/1/37	2,000	2,074,860
Kentucky Municipal Power Agency, (Prairie State Project), (NPFG), 5.25%, 9/1/27	1,000	1,099,980
Owensboro, (AMBAC), 0.00%, 1/1/20	2,000	1,716,880
Paducah Electric Plant Board, (AGC), 5.25%, 10/1/35	1,200	1,298,868
Trimble County, Environmental Facilities, (AMBAC), (AMT), 6.00%, 3/1/37	500	554,105

		$7,800,293

Insured – Escrowed / Prerefunded — 4.5%
Jefferson County, School District Finance Corp., (AGM), Prerefunded to 7/1/16, 4.50%, 7/1/23	$1,000	$1,095,830
Louisville & Jefferson County Metropolitan Sewer District, (NPFG), Prerefunded to 5/15/14, 5.00%, 5/15/38	750	765,375
Wayne County, School District Finance Corp., (NPFG), Prerefunded to 7/1/15, 4.00%, 7/1/25	255	267,712

		$2,128,917

Insured – Hospital — 6.6%
Hardin County, Hospital Revenue, (Hardin Memorial Hospital), (AGM), 5.75%, 8/1/33	$750	$801,720
Kentucky Economic Development Authority, (Norton Healthcare, Inc.), (NPFG), 0.00%, 10/1/27	4,445	2,325,891

		$3,127,611

Insured – Lease Revenue / Certificates of Participation — 8.4%
Kentucky Area Development Districts Financing Trust, (XLCA), 4.70%, 6/1/35	$1,150	$1,152,300
Kentucky Property and Buildings Commission, (AGC), 5.25%, 2/1/29	500	559,545

27	See Notes to Financial Statements.

Eaton Vance

Kentucky Municipal Income Fund

February 28, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Lease Revenue / Certificates of Participation (continued)
Kentucky Property and Buildings Commission, (AGM), 5.00%, 11/1/26	$500	$560,915
Puerto Rico Public Buildings Authority, (AMBAC), 5.50%, 7/1/21	1,605	1,470,164
Puerto Rico Public Buildings Authority, (XLCA), 5.50%, 7/1/21	250	206,272

		$3,949,196

Insured – Transportation — 4.9%
Louisville Regional Airport Authority, (AGM), (AMT), 5.50%, 7/1/38	$1,000	$1,070,910
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/18	1,795	1,251,600

		$2,322,510

Insured – Water and Sewer — 3.5%
Campbell, Kenton and Boone Counties, Sanitation District No. 1, (NPFG), 5.00%, 8/1/37	$500	$521,550
Owensboro, (AGC), 5.00%, 9/15/26	500	552,345
Owensboro, (AGC), 5.00%, 9/15/27	290	321,068
Owensboro, (AGC), 5.00%, 9/15/31	225	243,067

		$1,638,030

Lease Revenue / Certificates of Participation — 12.4%
Fayette County, School District Finance Corp., 5.00%, 10/1/27	$1,000	$1,128,680
Jefferson County, (Capital Projects Corp.), 0.00%, 8/15/15	2,700	2,675,862
Kentucky Asset/Liability Commission, Federal Highway Trust Fund, 5.25%, 9/1/25	1,000	1,178,130
Kentucky Property and Buildings Commission, 5.50%, 11/1/28	750	860,797

		$5,843,469

Other Revenue — 0.4%
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	$7,595	$193,217

		$193,217

Special Tax Revenue — 1.1%
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$70	$74,297
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	75	79,489
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	325	357,945

		$511,731

Security	Principal Amount (000’s omitted)	Value

Transportation — 5.2%
Kentucky Public Transportation Infrastructure Authority, Toll Revenue, (Downtown Crossing Project), 0.00%, 7/1/23	$300	$195,897
Kentucky Turnpike Authority, (Revitalization Project), 5.00%, 7/1/28	500	557,435
Kentucky Turnpike Authority, (Revitalization Project), 5.00%, 7/1/29	1,000	1,120,000
Kentucky Turnpike Authority, (Revitalization Project), 5.00%, 7/1/32	500	550,220

		$2,423,552

Water and Sewer — 3.5%
Louisville & Jefferson County Metropolitan Sewer District, 5.00%, 5/15/27	$500	$565,820
Louisville & Jefferson County Metropolitan Sewer District, 5.00%, 5/15/34	1,000	1,084,050

		$1,649,870

Total Tax-Exempt Investments — 99.1% (identified cost $44,525,322)		$46,606,746

Other Assets, Less Liabilities — 0.9%		$444,579

Net Assets — 100.0%		$47,051,325

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Kentucky municipalities. In addition, 11.0% of the Fund’s net assets at February 28, 2014 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2014, 47.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.9% to 17.4% of total investments.

(1)	Amount is less than 0.05%.

28	See Notes to Financial Statements.

Eaton Vance

Maryland Municipal Income Fund

February 28, 2014

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 103.2%

Security	Principal Amount (000’s omitted)	Value

Education — 14.2%
Maryland Health and Higher Educational Facilities Authority, (Goucher College), 5.00%, 7/1/34	$1,000	$1,059,730
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins University), 5.00%, 7/1/37	2,000	2,188,800
Maryland Health and Higher Educational Facilities Authority, (Loyola College), 4.75%, 10/1/33	1,660	1,677,546
Maryland Health and Higher Educational Facilities Authority, (Loyola College), 5.125%, 10/1/45	1,000	1,012,290
Maryland Health and Higher Educational Facilities Authority, (Maryland Institute College of Art), 5.00%, 6/1/36	1,500	1,514,475
Maryland Industrial Development Financing Authority, (Our Lady of Good Counsel High School), 6.00%, 5/1/35	1,000	1,025,910
University of Maryland, Auxiliary Facility and Tuition Revenue, 5.00%, 4/1/28	1,425	1,606,046

		$10,084,797

Escrowed / Prerefunded — 3.6%
Prince George’s County Housing Authority, Prerefunded to 7/15/17, 5.00%, 7/15/23	$2,235	$2,574,631

		$2,574,631

General Obligations — 17.2%
Anne Arundel County, Water and Sewer Construction, 4.50%, 4/1/29	$1,140	$1,201,081
Baltimore County, 4.00%, 8/1/26	1,000	1,081,110
Baltimore County, (Metropolitan District), 5.00%, 2/1/31	2,000	2,183,940
Baltimore, 4.00%, 10/15/25	1,520	1,639,122
Baltimore, 5.00%, 10/15/27	750	862,883
Maryland, 5.00%, 11/1/19	2,000	2,421,100
Montgomery County, 5.00%, 5/1/23	1,000	1,128,600
Montgomery County, 5.00%, 5/1/25	1,500	1,683,900

		$12,201,736

Hospital — 16.4%
Baltimore County, (Catholic Health Initiatives), Prerefunded to 9/1/16, 4.50%, 9/1/33	$780	$859,966
Maryland Health and Higher Educational Facilities Authority, (Anne Arundel Health Care Services, Inc.), 5.00%, 7/1/32	1,000	1,044,680
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), 5.00%, 7/1/33	1,000	1,077,270
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), 5.00%, 5/15/40	2,000	2,070,540
Maryland Health and Higher Educational Facilities Authority, (Medstar Health, Inc.), 5.00%, 8/15/38	1,000	1,021,920

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Maryland Health and Higher Educational Facilities Authority, (Medstar Health, Inc.), 5.25%, 5/15/46	$1,475	$1,488,953
Maryland Health and Higher Educational Facilities Authority, (Mercy Medical Center), 5.00%, 7/1/31	1,000	1,021,830
Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Medical Center), 5.00%, 7/1/36	1,280	1,295,130
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 5.00%, 7/1/41	1,000	1,008,940
Maryland Health and Higher Educational Facilities Authority, (Washington County Hospital), 5.75%, 1/1/38	750	762,832

		$11,652,061

Housing — 5.9%
Maryland Community Development Administration, (AMT), 5.10%, 9/1/37	$1,000	$1,013,330
Maryland Community Development Administration, Department of Housing and Community Development, (AMT), 5.15%, 9/1/42(1)	1,110	1,122,621
Maryland Community Development Administration, MFMR, (AMT), 4.85%, 9/1/37	1,000	1,005,830
Maryland Community Development Administration, MFMR, (AMT), 4.85%, 9/1/47	1,000	1,006,300

		$4,148,081

Industrial Development Revenue — 2.8%
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 6.50%, 7/1/24	$825	$744,728
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 7.34%, 7/1/24	165	158,459
Maryland Economic Development Corp., (Waste Management, Inc.), (AMT), 4.60%, 4/1/16	1,000	1,047,520

		$1,950,707

Insured – Education — 2.0%
Morgan State University, Academic and Auxiliary Facilities, (NPFG), 6.10%, 7/1/20	$1,200	$1,416,732

		$1,416,732

Insured – Escrowed / Prerefunded — 6.6%
Maryland Health and Higher Educational Facilities Authority, (Helix Health Issue), (AMBAC), Escrowed to Maturity, 5.00%, 7/1/27	$3,145	$3,696,884
Maryland Transportation Authority, (AGM), Escrowed to Maturity, Prerefunded to 7/1/14, 5.00%, 7/1/28	1,000	1,016,750

		$4,713,634

29	See Notes to Financial Statements.

Eaton Vance

Maryland Municipal Income Fund

February 28, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Hospital — 5.3%
Maryland Health and Higher Educational Facilities Authority, (LifeBridge Health), (AGC), 4.75%, 7/1/42	$450	$451,076
Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (AMBAC), 5.25%, 8/15/38	3,035	3,276,100

		$3,727,176

Insured – Transportation — 5.3%
Maryland Transportation Authority, (AGM), 5.00%, 7/1/36	$1,500	$1,624,200
Maryland Transportation Authority, (AGM), 5.00%, 7/1/41(1)	2,000	2,145,260

		$3,769,460

Insured – Water and Sewer — 4.9%
Baltimore, (Wastewater Projects), (NPFG), 5.00%, 7/1/22	$1,000	$1,162,940
Baltimore, (Wastewater Projects), (NPFG), 5.65%, 7/1/20	2,000	2,279,260

		$3,442,200

Senior Living / Life Care — 1.2%
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	$470	$509,048
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.40%, 1/1/37	370	362,833

		$871,881

Special Tax Revenue — 7.7%
Baltimore, (Clipper Mill), 6.25%, 9/1/33	$743	$755,936
Baltimore, (Strathdale Manor), 7.00%, 7/1/33	495	501,074
Maryland State Department of Transportation, 5.00%, 2/15/28	1,000	1,133,830
Montgomery County, Department of Liquor Control, 5.00%, 4/1/21	1,000	1,138,710
Montgomery County, Department of Liquor Control, 5.00%, 4/1/29	250	268,852
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	2,040	1,676,941

		$5,475,343

Transportation — 10.1%
Maryland State Department of Transportation, County Transportation, 5.00%, 2/15/23	$1,000	$1,136,160
Maryland Transportation Authority, 4.00%, 7/1/27	1,000	1,059,270
Maryland Transportation Authority, Baltimore-Washington International Airport, Parking Revenues, (AMT), 5.00%, 3/1/23	2,000	2,285,260

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Washington Metropolitan Area Transit Authority, 5.00%, 7/1/32	$2,500	$2,672,975

		$7,153,665

Total Tax-Exempt Investments — 103.2% (identified cost $70,280,461)		$73,182,104

Other Assets, Less Liabilities — (3.2)%		$(2,293,666)

Net Assets — 100.0%		$70,888,438

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
MFMR	–	Multi-Family Mortgage Revenue
NPFG	–	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Maryland municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2014, 23.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.6% to 9.5% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

30	See Notes to Financial Statements.

Eaton Vance

Missouri Municipal Income Fund

February 28, 2014

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 99.8%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.7%
Missouri Environmental Improvement and Energy Resources Authority, (Revolving Fund Program), Water Pollution Control, 7.20%, 7/1/16	$40	$40,640
Missouri Environmental Improvement and Energy Resources Authority, (Revolving Fund Program), Water Pollution Control and Drinking Water, 5.00%, 7/1/30	1,000	1,162,700

		$1,203,340

Education — 8.9%
Curators of the University of Missouri System Facilities Revenue, 5.00%, 11/1/33	$2,000	$2,190,160
Missouri State Health and Educational Facilities Authority, (University of Central Missouri), 5.00%, 10/1/34	1,000	1,068,700
Missouri State Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39	1,500	1,655,565
Missouri State Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39(1)	1,275	1,407,230

		$6,321,655

General Obligations — 18.5%
Clay County, Public School District, 5.00%, 3/1/28	$1,000	$1,117,460
Columbia School District, 5.00%, 3/1/31	1,000	1,101,320
Hazelwood School District (Direct Deposit Program), 5.00%, 3/1/33	1,000	1,110,550
Independence School District, (Direct Deposit Program), 5.00%, 3/1/29	1,000	1,095,670
Independence School District, (Direct Deposit Program), 5.00%, 3/1/30	1,000	1,089,970
Jackson County, Reorganized School District No. 7, 5.00%, 3/1/28	1,000	1,106,460
Joplin Schools, (Direct Deposit Program), 3.25%, 3/1/33	1,000	869,420
Kansas City, 4.75%, 2/1/25	1,000	1,115,440
Lake Ozark, Osage School, (School Building), 5.00%, 3/1/34(2)	1,000	1,099,560
Springfield School District No. R-12, (Direct Deposit Program), 5.00%, 3/1/33	1,000	1,114,630
University City School District, (Direct Deposit Program), 0.00%, 2/15/32	1,000	451,810
University City School District, (Direct Deposit Program), 0.00%, 2/15/33	1,000	425,580
Wentzville School District No. R-4, 0.00%, 3/1/28	3,000	1,495,200

		$13,193,070

Security	Principal Amount (000’s omitted)	Value

Hospital — 8.0%
Cape Girardeau County Industrial Development Authority, (Southeast Missouri Hospital Association), 5.00%, 6/1/36	$1,000	$1,005,890
Cape Girardeau County Industrial Development Authority, (St. Francis Medical Center), 5.00%, 6/1/37	1,000	1,036,900
Missouri State Health and Educational Facilities Authority, (Children’s Mercy Hospital), 5.625%, 5/15/39	1,000	1,049,320
Missouri State Health and Educational Facilities Authority, (Heartland Regional Medical Center), 5.00%, 2/15/37	1,000	1,033,140
Missouri State Health and Educational Facilities Authority, (SSM Healthcare), 5.00%, 6/1/36	1,000	1,024,760
Saline County Industrial Development Authority, (John Fitzgibbon Memorial Hospital), 5.60%, 12/1/28	500	540,350

		$5,690,360

Housing — 2.0%
Jefferson County Industrial Development Authority, MFMR, (Riverview Bend Apartments), (AMT), 6.75%, 11/1/29	$770	$769,931
Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 4.50%, 9/1/29	135	140,166
Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 4.70%, 3/1/35	410	428,536
Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 5.00%, 9/1/37	80	80,525

		$1,419,158

Industrial Development Revenue — 2.4%
Missouri Development Finance Authority, Solid Waste Disposal, (Procter & Gamble Paper Products), (AMT), 5.20%, 3/15/29	$1,480	$1,683,811

		$1,683,811

Insured – Education — 1.6%
Missouri State University Auxiliary Enterprise System, (XLCA), 5.00%, 4/1/25	$1,000	$1,110,940

		$1,110,940

Insured – Electric Utilities — 7.1%
Missouri Joint Municipal Electric Utility Commission, (Prairie State Project), (AMBAC), (BHAC), 5.00%, 1/1/32	$1,500	$1,614,390
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	950	853,585
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	280	243,916
Springfield Public Utility, (BHAC), (FGIC), 4.50%, 8/1/36(3)	2,275	2,318,270

		$5,030,161

31	See Notes to Financial Statements.

Eaton Vance

Missouri Municipal Income Fund

February 28, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Escrowed / Prerefunded — 4.4%
Missouri State Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), Escrowed to Maturity, 0.00%, 9/1/20	$3,590	$3,153,133

		$3,153,133

Insured – General Obligations — 6.2%
Platte County Reorganized School District No. R-3, (AGM), 5.00%, 3/1/25	$1,000	$1,117,200
Saint Charles County, Francis Howell School District, (NPFG), 0.00%, 3/1/16	1,000	987,550
Saint Charles County, Francis Howell School District, (NPFG), 5.25%, 3/1/21	1,000	1,219,410
Springfield, School District No. R-12, (AGM), 5.25%, 3/1/25	1,000	1,087,200

		$4,411,360

Insured – Hospital — 6.7%
Missouri State Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), 0.00%, 9/1/20	$3,250	$2,694,608
Missouri State Health and Educational Facilities Authority, (St. Luke’s Health System), (AGM), 5.50%, 11/15/28	1,850	2,077,143

		$4,771,751

Insured – Industrial Development Revenue — 1.0%
Missouri Environmental Improvement and Energy Resources Authority, (Missouri-American Water Co.), (AMBAC), (AMT), 4.60%, 12/1/36	$755	$710,749

		$710,749

Insured – Lease Revenue / Certificates of Participation — 4.5%
Jackson County, Leasehold Revenue, (Truman Sports), (AMBAC), 0.00%, 12/1/20	$1,000	$820,700
Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/26	2,270	1,375,938
Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/30	2,105	1,002,843

		$3,199,481

Insured – Special Tax Revenue — 4.4%
Bi-State Development Agency, Missouri and Illinois Metropolitan District, (Saint Clair County Metrolink), (AGM), 5.25%, 7/1/28	$2,350	$2,708,446
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	3,280	416,002

		$3,124,448

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation — 4.0%
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	$2,060	$1,758,128
Saint Louis Airport, (Lambert International Airport), (NPFG), 5.50%, 7/1/30	1,000	1,129,050

		$2,887,178

Insured – Water and Sewer — 1.5%
Metropolitan Saint Louis Sewer District, (NPFG), 5.00%, 5/1/36	$1,000	$1,081,820

		$1,081,820

Other Revenue — 3.7%
Missouri Development Finance Board, Cultural Facilities, (Kauffman Center), 4.75%, 6/1/37	$2,500	$2,654,800

		$2,654,800

Senior Living / Life Care — 4.6%
Lee’s Summit Industrial Development Authority, Senior Living Facilities, (John Knox Village), 5.125%, 8/15/32	$925	$919,524
Missouri State Health and Educational Facilities Authority, (Lutheran Senior Services), 5.125%, 2/1/27	1,300	1,315,925
Saint Louis County Industrial Development Authority, Series A, (Friendship Village West County), 5.50%, 9/1/28	1,000	1,015,580

		$3,251,029

Special Tax Revenue — 2.9%
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$270	$286,572
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	295	312,656
Kansas City, Tax Increment Revenue, (Maincor Project), Series A, 5.25%, 3/1/18	485	533,835
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	530	434,239
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	575	482,891

		$2,050,193

Water and Sewer — 5.7%
Kansas City, Sanitation Sewer System Revenue, 5.25%, 1/1/34	$1,200	$1,309,752
Kansas City, Water Revenue, 5.25%, 12/1/32	1,465	1,628,846
Metropolitan Saint Louis Sewer District, 5.00%, 5/1/30	1,000	1,134,300

		$4,072,898

Total Tax-Exempt Investments — 99.8% (identified cost $66,945,645)		$71,021,335

Other Assets, Less Liabilities — 0.2%		$145,666

Net Assets — 100.0%		$71,167,001

32	See Notes to Financial Statements.

Eaton Vance

Missouri Municipal Income Fund

February 28, 2014

Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	–	Berkshire Hathaway Assurance Corp.
CIFG	–	CIFG Assurance North America, Inc.
FGIC	–	Financial Guaranty Insurance Company
GNMA	–	Government National Mortgage Association
MFMR	–	Multi-Family Mortgage Revenue
NPFG	–	National Public Finance Guaranty Corp.
SFMR	–	Single Family Mortgage Revenue
XLCA	–	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Missouri municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2014, 41.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.6% to 16.6% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(2)	When-issued security.

(3)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

33	See Notes to Financial Statements.

Eaton Vance

North Carolina Municipal Income Fund

February 28, 2014

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 103.0%

Security	Principal Amount (000’s omitted)	Value

Education — 11.2%
North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/38(1)	$5,000	$5,446,100
North Carolina Capital Facilities Finance Agency, (Wake Forest University), 5.00%, 1/1/38	2,400	2,557,296
North Carolina State University at Raleigh, 5.00%, 10/1/42	1,140	1,247,627
University of North Carolina at Charlotte, 5.00%, 4/1/32	1,250	1,366,587
University of North Carolina at Greensboro, 3.75%, 4/1/32	785	754,809
University of North Carolina at Greensboro, 5.00%, 4/1/31	1,020	1,124,326

		$12,496,745

Electric Utilities — 6.5%
North Carolina Eastern Municipal Power Agency, 6.75%, 1/1/24	$2,000	$2,354,040
North Carolina Municipal Power Agency, (Catawba), 3.00%, 1/1/32	1,000	845,070
North Carolina Municipal Power Agency, (Catawba), 5.00%, 1/1/30	1,230	1,339,925
North Carolina Municipal Power Agency, (Catawba), 5.00%, 1/1/31	885	966,110
Puerto Rico Electric Power Authority, 5.50%, 7/1/38	625	424,888
Puerto Rico Electric Power Authority, 6.75%, 7/1/36	1,845	1,353,806

		$7,283,839

Escrowed / Prerefunded — 3.2%
Puerto Rico Electric Power Authority, Escrowed to various sinking fund dates through 7/1/17, Series N, 0.00%, 7/1/17	$1,950	$1,731,561
Puerto Rico Electric Power Authority, Escrowed to various sinking fund dates through 7/1/17, Series O, 0.00%, 7/1/17	2,000	1,821,280

		$3,552,841

General Obligations — 3.5%
Buncombe County, 5.00%, 6/1/29	$750	$861,210
Greensboro, 5.00%, 2/1/27	650	768,924
North Carolina, 4.00%, 6/1/23	2,000	2,277,580

		$3,907,714

Hospital — 19.6%
North Carolina Medical Care Commission, (Cape Fear Valley Health System), 5.00%, 10/1/32	$2,000	$2,080,640
North Carolina Medical Care Commission, (Duke University Health System), Series 2009A, 5.00%, 6/1/42	2,295	2,445,850

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
North Carolina Medical Care Commission, (Duke University Health System), Series 2012A, 5.00%, 6/1/42	$1,250	$1,314,200
North Carolina Medical Care Commission, (Mission Health System), 5.00%, 10/1/25	2,000	2,208,820
North Carolina Medical Care Commission, (Mission Health System), 5.00%, 10/1/36	825	843,035
North Carolina Medical Care Commission, (North Carolina Baptist Hospital), 5.25%, 6/1/29	3,100	3,324,874
North Carolina Medical Care Commission, (Novant Health, Inc.), Series A, 4.75%, 11/1/43	2,000	2,013,520
North Carolina Medical Care Commission, (Rex Hospital, Inc.), Series A, 5.00%, 7/1/30	900	944,271
North Carolina Medical Care Commission, (Southeastern Regional Medical Center), 5.00%, 6/1/32	1,645	1,709,155
North Carolina Medical Care Commission, (University Health Systems of Eastern Carolina), 6.25%, 12/1/33	2,500	2,842,600
North Carolina Medical Care Commission, (WakeMed), 5.00%, 10/1/31	2,000	2,124,700

		$21,851,665

Housing — 2.7%
Charlotte Housing Authority, (South Oaks Crossing Apartments), (AMT), 4.60%, 8/20/26	$1,430	$1,453,166
North Carolina Housing Finance Agency, (AMT), 4.80%, 1/1/39	1,530	1,536,763

		$2,989,929

Industrial Development Revenue — 0.7%
Columbus County Industrial Facilities & Pollution Control Financing Authority, 5.70%, 5/1/34	$750	$790,560

		$790,560

Insured – Education — 1.0%
University of North Carolina at Wilmington, (AGC), 5.00%, 10/1/33	$1,050	$1,118,996

		$1,118,996

Insured – Electric Utilities — 3.7%
Monroe, Combined Enterprise System Revenue, (AGC), 5.00%, 3/1/33	$1,950	$2,075,541
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	1,740	1,515,766
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	600	520,866

		$4,112,173

34	See Notes to Financial Statements.

Eaton Vance

North Carolina Municipal Income Fund

February 28, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations — 0.8%
Puerto Rico, (NPFG), 5.50%, 7/1/20	$840	$827,148

		$827,148

Insured – Hospital — 4.3%
Johnston Memorial Hospital, (AGM), 31.481%, 10/1/36(2)(3)(4)	$1,640	$2,116,584
North Carolina Medical Care Commission, (Novant Health Obligated Group), (BHAC), (NPFG), 5.00%, 11/1/39	2,500	2,643,475

		$4,760,059

Insured – Lease Revenue / Certificates of Participation — 2.4%
Franklin County, Certificates of Participation, (NPFG), 5.00%, 9/1/27	$1,500	$1,642,380
Monroe, Certificates of Participation, (AGC), 5.50%, 3/1/39	1,000	1,053,780

		$2,696,160

Insured – Special Tax Revenue — 0.7%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	$550	$459,008
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	4,390	332,016

		$791,024

Insured – Transportation — 5.7%
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/35	$10,000	$3,729,000
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.375%, 1/1/26	1,000	1,102,690
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)(5)	1,800	1,536,228

		$6,367,918

Lease Revenue / Certificates of Participation — 15.2%
Cabarrus County, Certificates of Participation, 5.00%, 6/1/29	$1,550	$1,719,849
Cabarrus County, Certificates of Participation, 5.25%, 6/1/28	1,400	1,572,774
Durham Capital Financing Corp., 5.00%, 6/1/32	1,700	1,883,362
Durham Capital Financing Corp., 5.00%, 6/1/38	1,000	1,081,100
Durham County, Certificates of Participation, 5.00%, 6/1/31	1,000	1,096,320
North Carolina Turnpike Authority, (Monroe Connector System), 5.00%, 7/1/31	1,000	1,099,390
North Carolina Turnpike Authority, (Monroe Connector System), 5.00%, 7/1/36	1,750	1,883,927
North Carolina, Capital Improvement Limited Obligation Bonds, 5.00%, 5/1/30	1,000	1,112,170

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation (continued)
North Carolina, Capital Improvement Limited Obligation Bonds, 5.25%, 5/1/31	$1,000	$1,125,030
Raleigh, (Downtown Improvement Projects), 5.00%, 2/1/27	2,000	2,163,380
Wake County, 5.00%, 6/1/36	1,000	1,094,790
Watauga Public Facilities Corp., 5.00%, 6/1/27	1,000	1,117,240

		$16,949,332

Other Revenue — 3.0%
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$13,560	$863,772
Durham County Industrial Facilities & Pollution Control Financing Authority, (Research Triangle Institute), 5.00%, 2/1/24	1,000	1,191,210
Durham County Industrial Facilities & Pollution Control Financing Authority, (Research Triangle Institute), 5.00%, 2/1/25	1,035	1,240,085

		$3,295,067

Solid Waste — 1.0%
Mecklenburg County, Special Obligation, 5.00%, 1/1/26	$1,000	$1,120,540

		$1,120,540

Special Tax Revenue — 3.0%
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	$8,625	$530,955
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	2,620	2,153,718
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	545	600,247

		$3,284,920

Transportation — 3.9%
Charlotte Airport, 5.50%, 7/1/34	$535	$589,757
Charlotte Airport, (AMT), 5.00%, 7/1/36	1,500	1,547,775
Charlotte Airport, (AMT), 5.375%, 7/1/28	1,000	1,082,400
North Carolina Ports Authority, 5.25%, 2/1/40	1,000	1,059,110

		$4,279,042

Water and Sewer — 10.9%
Cape Fear Public Utility Authority, Water and Sewer System, 5.00%, 8/1/35	$2,495	$2,689,435
Cary, Combined Enterprise System Revenue, 5.00%, 12/1/33	2,000	2,186,880
Charlotte, Water and Sewer, 5.00%, 7/1/34	1,000	1,114,200
Charlotte, Water and Sewer, 5.00%, 7/1/38	1,800	1,950,678
Raleigh, Combined Enterprise System Revenue, 3.375%, 3/1/38	1,000	872,680

35	See Notes to Financial Statements.

Eaton Vance

North Carolina Municipal Income Fund

February 28, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
Winston-Salem, Water and Sewer System, 5.00%, 6/1/34	$1,000	$1,115,090
Winston-Salem, Water and Sewer System, 5.00%, 6/1/39	2,000	2,216,860

		$12,145,823

Total Tax-Exempt Investments — 103.0% (identified cost $110,940,951)		$114,621,495

Other Assets, Less Liabilities — (3.0)%		$(3,296,474)

Net Assets — 100.0%		$111,325,021

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	–	Berkshire Hathaway Assurance Corp.
CIFG	–	CIFG Assurance North America, Inc.
NPFG	–	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by North Carolina municipalities. In addition, 12.6% of the Fund’s net assets at February 28, 2014 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2014, 18.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.7% to 9.3% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(2)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at February 28, 2014.

(3)

Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $4,920,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At February 28, 2014, the aggregate value of these securities is $2,116,584 or 1.9% of the Fund’s net assets.

(5)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $636,228.

36	See Notes to Financial Statements.

Eaton Vance

Oregon Municipal Income Fund

February 28, 2014

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 99.7%

Security	Principal Amount (000’s omitted)	Value

Education — 8.8%
Forest Grove, (Pacific University), 5.25%, 5/1/34(1)	$1,000	$1,037,600
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	2,000	2,217,120
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/25	1,000	1,017,050
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/34	1,000	1,022,770
Oregon Facilities Authority, (Reed College), 4.75%, 7/1/32	250	267,110
Oregon Facilities Authority, (Reed College), 5.00%, 7/1/29	250	275,255
Oregon Facilities Authority, (Reed College), 5.125%, 7/1/41	1,630	1,751,419
Oregon Health and Science University, 5.75%, 7/1/39	2,000	2,244,360

		$9,832,684

Electric Utilities — 2.4%
Port of Morrow, (Portland General Electric), 5.00%, 5/1/33	$1,250	$1,335,612
Puerto Rico Electric Power Authority, 6.75%, 7/1/36	1,845	1,353,806

		$2,689,418

General Obligations — 24.2%
Benton and Polk Counties, Philomath School District No. 17J, 0.00%, 6/15/28	$1,500	$863,550
Benton and Polk Counties, Philomath School District No. 17J, 0.00%, 6/15/30	700	362,145
Benton and Polk Counties, Philomath School District No. 17J, 0.00%, 6/15/31	425	209,023
Deschutes and Jefferson Counties, Redmond School District No. 2J, 0.00%, 6/15/25	460	315,095
Deschutes and Jefferson Counties, Redmond School District No. 2J, 0.00%, 6/15/27	3,175	1,931,321
Jackson County, School District No. 549C, 5.00%, 6/15/33	2,000	2,189,880
Klamath County, School District, 5.00%, 6/15/29	1,155	1,301,685
Lake Oswego, 5.00%, 6/1/33	2,450	2,749,684
Medford, 5.00%, 7/15/32	545	604,122
Multnomah and Clackamas Counties, Riverdale School District No. 51JT, 0.00%, 6/15/29	1,000	546,840
Multnomah and Clackamas Counties, Riverdale School District No. 51JT, 0.00%, 6/15/30	1,215	628,580
Multnomah County, David Douglas School District No. 40, 0.00%, 6/15/24	1,640	1,166,811
Oregon Elderly and Disabled Housing, (AMT), 5.65%, 8/1/26	3,555	3,560,652
Polk, Marion and Benton Counties, School District No. 13J, 0.00%, 6/15/38	3,300	1,064,811
Polk, Marion and Benton Counties, School District No. 13J, 0.00%, 12/15/38	2,120	668,309
Portland Housing Authority, (Pearl Court LP), (AMT), 4.625%, 1/1/27	1,280	1,302,259

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Portland Housing Authority, (Yards Union Station Project), (AMT), 4.75%, 5/1/22	$465	$482,075
Portland Housing Authority, (Yards Union Station Project), (AMT), 4.85%, 5/1/29	2,740	2,784,114
Salem-Keizer, School District No. 24J, 0.00%, 6/15/29	1,000	539,100
Umatilla County, Pendleton School District No. 16R, 5.00%, 6/15/24	1,220	1,477,457
Umatilla County, Pendleton School District No. 16R, 5.00%, 6/15/28	1,000	1,168,320
Washington County, Forest Grove School District No. 15, 0.00%, 6/15/26	1,975	1,257,028

		$27,172,861

Hospital — 10.3%
Deschutes County Hospital Facilities Authority, (Cascade Healthcare Community), 8.25%, 1/1/38	$2,500	$2,974,175
Hood River County Health Facilities Authority, Elderly Housing, (Down Manor), 6.50%, 1/1/17	1,350	1,356,237
Klamath Falls Intercommunity Hospital Authority Revenue, (Sky Lakes Medical Center), 5.00%, 9/1/20	1,320	1,490,267
Klamath Falls Intercommunity Hospital Authority Revenue, (Sky Lakes Medical Center), 5.00%, 9/1/22	250	276,352
Oregon State Facilities Authority, (Legacy Health System), 5.00%, 3/15/30	3,685	3,848,909
Oregon State Facilities Authority, (PeaceHealth), 5.00%, 11/15/29(1)	1,500	1,633,875

		$11,579,815

Housing — 7.7%
Oregon Health Authority, (Trillium Affordable Housing), Series A, (AMT), 6.75%, 2/15/29	$735	$734,978
Oregon Housing and Community Services Department, (AMT), 4.85%, 7/1/37	1,800	1,809,846
Oregon Housing and Community Services Department, (AMT), 5.15%, 7/1/42	5,000	5,103,200
Oregon Housing and Community Services Department, (AMT), 5.40%, 7/1/27	735	758,520
Oregon Housing and Community Services Department, SFMR, (AMT), 5.00%, 1/1/25	260	267,384

		$8,673,928

Insured – Education — 3.8%
Oregon Health and Science University, (NPFG), 0.00%, 7/1/21	$5,300	$4,288,760

		$4,288,760

37	See Notes to Financial Statements.

Eaton Vance

Oregon Municipal Income Fund

February 28, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities — 3.0%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,045	$938,943
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	2,760	2,404,319

		$3,343,262

Insured – General Obligations — 6.8%
Beaverton School District, (AGC), 5.125%, 6/1/36	$715	$797,554
Clackamas and Washington Counties, School District No. 3, (NPFG), 0.00%, 6/15/23	800	610,192
Linn County, Lebanon Community School District No. 9, (NPFG), 5.50%, 6/15/30(2)	4,000	5,041,280
Newport, (AGC), 0.00%, 6/1/28	1,000	572,580
Newport, (AGC), 0.00%, 6/1/29	1,225	665,910

		$7,687,516

Insured – Hospital — 4.3%
Deschutes County Hospital Facilities Authority, (Cascade Healthcare Community), (AMBAC), 5.375%, 1/1/35	$1,415	$1,465,204
Medford Hospital Facilities Authority, (Asante Health System), (AGM), 5.50%, 8/15/28	3,000	3,322,410

		$4,787,614

Insured – Special Tax Revenue — 3.1%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	$12,100	$987,965
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	1,015	847,078
Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/42	20,000	1,269,800
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	4,400	332,772

		$3,437,615

Insured – Transportation — 4.9%
Jackson County, Airport, (XLCA), 5.25%, 12/1/32	$315	$322,570
Jackson County, Airport, (XLCA), 5.25%, 12/1/37	1,685	1,723,165
Jackson County, Airport, (XLCA), (AMT), 5.25%, 12/1/23	1,675	1,875,933
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(3)(4)	1,800	1,536,228

		$5,457,896

Security	Principal Amount (000’s omitted)	Value

Other Revenue — 10.0%
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$20,255	$1,290,244
Oregon Department of Administrative Services, 5.00%, 4/1/28(3)(4)	8,740	9,944,285

		$11,234,529

Special Tax Revenue — 5.1%
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	$13,180	$811,361
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	1,525	1,280,710
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	720	591,862
Tri-County Metropolitan Transportation District, 5.00%, 9/1/30	2,000	2,265,499
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	755	831,534

		$5,780,966

Transportation — 5.3%
Port of Portland, Portland International Airport, 5.00%, 7/1/29	$4,000	$4,297,440
Redmond Airport Revenue, 5.50%, 6/1/24	215	230,407
Redmond Airport Revenue, 5.75%, 6/1/27	200	211,912
Redmond Airport Revenue, 6.00%, 6/1/34	550	580,305
Redmond Airport Revenue, 6.25%, 6/1/39	600	635,382

		$5,955,446

Total Tax-Exempt Investments — 99.7% (identified cost $112,383,813)		$111,922,310

Other Assets, Less Liabilities — 0.3%		$284,070

Net Assets — 100.0%		$112,206,380

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	–	CIFG Assurance North America, Inc.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
SFMR	–	Single Family Mortgage Revenue
XLCA	–	XL Capital Assurance, Inc.

38	See Notes to Financial Statements.

Eaton Vance

Oregon Municipal Income Fund

February 28, 2014

Portfolio of Investments (Unaudited) — continued

The Fund invests primarily in debt securities issued by Oregon municipalities. In addition, 12.2% of the Fund’s net assets at February 28, 2014 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2014, 25.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.1% to 11.9% of total investments.

(1)	When-issued security.

(2)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $4,025,513.

(4)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

39	See Notes to Financial Statements.

Eaton Vance

South Carolina Municipal Income Fund

February 28, 2014

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 99.7%

Security	Principal Amount (000’s omitted)	Value

Education — 2.4%
College of Charleston, Academic and Administrative Facilities, 5.00%, 4/1/37	$2,695	$2,843,710

		$2,843,710

Electric Utilities — 7.9%
Puerto Rico Electric Power Authority, 6.75%, 7/1/36	$2,015	$1,478,546
South Carolina Public Service Authority, (Santee Cooper), 5.375%, 1/1/28	4,510	5,092,602
South Carolina Public Service Authority, (Santee Cooper), 5.50%, 1/1/38	2,580	2,859,337

		$9,430,485

General Obligations — 13.5%
Berkeley County, School District, 5.00%, 3/1/25	$1,500	$1,804,995
Charleston County, 4.00%, 11/1/29	2,650	2,786,713
Georgetown County, 5.00%, 3/1/31	2,510	2,812,129
Georgetown County, 5.00%, 3/1/33	2,750	3,045,075
Richland-Lexington Airport District, (AMT), 3.00%, 3/1/27	580	537,092
Richland-Lexington Airport District, (AMT), 4.00%, 3/1/22	195	211,331
Richland-Lexington Airport District, (AMT), 4.00%, 3/1/24	685	726,963
South Carolina, 3.25%, 8/1/30	815	810,363
South Carolina, (Air Carrier Hub Terminal A), 1.00%, 4/1/25	4,275	3,462,750

		$16,197,411

Hospital — 22.3%
Florence County, (McLeod Regional Medical Center), 5.00%, 11/1/37	$1,000	$1,036,950
Greenwood County, 5.375%, 10/1/39	3,835	4,028,092
Greenwood County, (Self Regional Healthcare), 4.00%, 10/1/21	1,050	1,124,287
Lexington County, Health Services District, Inc., 5.00%, 11/1/27	3,615	3,936,301
Lexington County, Health Services District, Inc., 5.00%, 11/1/32	955	980,279
South Carolina Jobs Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/28	2,500	2,647,725
South Carolina Jobs Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/29	450	472,914
South Carolina Jobs Economic Development Authority, (Georgetown Hospital), 3.50%, 2/1/24	1,560	1,532,326
South Carolina Jobs Economic Development Authority, (Georgetown Hospital), 3.50%, 2/1/25	2,010	1,938,685
South Carolina Jobs Economic Development Authority, (Georgetown Hospital), 3.625%, 2/1/26	2,040	1,964,500

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
South Carolina Jobs Economic Development Authority, (Kershaw County Medical Center), 6.00%, 9/15/38	$3,380	$3,546,634
South Carolina Jobs Economic Development Authority, (Palmetto Health), 5.75%, 8/1/39	3,420	3,611,828

		$26,820,521

Industrial Development Revenue — 1.2%
Richland County, (International Paper Co.), (AMT), 6.10%, 4/1/23	$1,400	$1,416,884

		$1,416,884

Insured – Electric Utilities — 4.9%
Piedmont Municipal Power Agency, (NPFG), 0.00%, 1/1/23	$1,090	$806,927
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,075	965,898
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	1,350	1,191,658
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	2,375	2,068,934
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	950	824,705

		$5,858,122

Insured – Lease Revenue / Certificates of Participation — 3.6%
Scago Educational Facilities Corp., Pickens School District, (AGM), 4.50%, 12/1/28	$3,210	$3,324,276
St. Peters Parish-Jasper County Public Facilities Corp., (County Office Buildings), (AGM), 5.00%, 4/1/31	1,000	1,050,780

		$4,375,056

Insured – Special Tax Revenue — 0.7%
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	$1,725	$130,462
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/41	4,075	672,212

		$802,674

Insured – Transportation — 2.9%
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)(3)	$2,700	$2,304,342
Richland-Lexington Airport District, (Columbia Metropolitan Airport), (AGC), (AMT), 5.00%, 1/1/21	1,095	1,164,029

		$3,468,371

Insured – Utilities — 3.0%
Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/27(4)	$1,000	$1,207,600
Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/32	2,000	2,396,960

		$3,604,560

40	See Notes to Financial Statements.

Eaton Vance

South Carolina Municipal Income Fund

February 28, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Water and Sewer — 4.0%
Greenwood, Metropolitan District Sewer System, (AGM), 29.935%, 10/1/30(5)(6)(7)	$1,875	$2,538,600
Lexington, Waterworks and Sewer Revenue, (AGC), 5.00%, 1/15/35	2,025	2,227,459

		$4,766,059

Lease Revenue / Certificates of Participation — 13.6%
Berkeley County, School District, 5.125%, 12/1/30	$2,350	$2,519,929
Charleston Educational Excellence Financing Corp., (Charleston County School District), 5.00%, 12/1/30(2)(3)	5,875	6,492,933
Dorchester County, School District No. 2, (Growth Installment Purchase), 5.00%, 12/1/27	1,000	1,127,300
Laurens County, School District, 5.25%, 12/1/30	4,645	4,793,036
Newberry County, School District, 5.25%, 12/1/25	1,320	1,402,038

		$16,335,236

Other Revenue — 1.1%
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$21,465	$1,367,321

		$1,367,321

Special Tax Revenue — 4.8%
Myrtle Beach, (Hospitality Fee), 5.00%, 6/1/26(1)	$1,000	$1,135,470
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	24,080	1,482,365
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	2,720	2,235,921
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	810	892,110

		$5,745,866

Student Loan — 1.8%
South Carolina Education Assistance Authority, 5.10%, 10/1/29	$2,030	$2,146,542

		$2,146,542

Transportation — 3.3%
South Carolina Ports Authority, 5.25%, 7/1/40	$3,725	$3,939,485

		$3,939,485

Water and Sewer — 8.7%
Charleston, Waterworks and Sewer Revenue, 5.00%, 1/1/30	$1,000	$1,112,050
Charleston, Waterworks and Sewer Revenue, 5.00%, 1/1/35	3,000	3,253,500
Columbia Waterworks and Sewer Revenue, 5.00%, 2/1/40	3,500	3,833,340
North Charleston Sewer District, 2.00%, 1/1/29	1,000	829,040

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
North Charleston Sewer District, 2.00%, 1/1/30	$800	$645,200
North Charleston Sewer District, 2.00%, 1/1/31	900	709,973

		$10,383,103

Total Tax-Exempt Investments — 99.7% (identified cost $116,575,837)		$119,501,406

Other Assets, Less Liabilities — 0.3%		$409,886

Net Assets — 100.0%		$119,911,292

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	–	CIFG Assurance North America, Inc.
NPFG	–	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by South Carolina municipalities. In addition, 12.3% of the Fund’s net assets at February 28, 2014 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2014, 19.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.9% to 5.8% of total investments.

(1)	When-issued security.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $2,747,275.

(4)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(5)

Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $5,625,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

41	See Notes to Financial Statements.

Eaton Vance

South Carolina Municipal Income Fund

February 28, 2014

Portfolio of Investments (Unaudited) — continued

(6)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at February 28, 2014.

(7)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At February 28, 2014, the aggregate value of these securities is $2,538,600 or 2.1% of the Fund’s net assets.

42	See Notes to Financial Statements.

Eaton Vance

Tennessee Municipal Income Fund

February 28, 2014

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 98.9%

Security	Principal Amount (000’s omitted)	Value

Education — 10.7%
Metropolitan Government of Nashville and Davidson County, (Belmont University), 5.00%, 11/1/28	$350	$372,320
Metropolitan Government of Nashville and Davidson County, (Vanderbilt University), Series A, 5.00%, 10/1/39	1,000	1,072,140
Metropolitan Government of Nashville and Davidson County, (Vanderbilt University), Series B, 5.00%, 10/1/39	1,000	1,072,140
Tennessee School Bond Authority, 5.00%, 5/1/39	1,500	1,600,830

		$4,117,430

Electric Utilities — 7.0%
Chattanooga, Electric Revenue, 5.00%, 9/1/33	$1,500	$1,640,310
Clarksville, Electric Revenue, 5.00%, 9/1/34	500	536,840
Metropolitan Government of Nashville and Davidson County, Electric System Revenue, Series A, 5.00%, 5/15/36	500	541,950

		$2,719,100

General Obligations — 11.5%
Johnson City, 5.00%, 6/1/31	$350	$383,712
Metropolitan Government of Nashville and Davidson County, Series A, 5.00%, 1/1/33	750	832,170
Shelby County, 5.00%, 3/1/26	1,000	1,155,330
Tennessee, 5.00%, 5/1/29	1,000	1,136,120
Williamson County, 3.25%, 4/1/17	850	921,630

		$4,428,962

Hospital — 13.9%
Chattanooga, Health, Educational and Housing Facilities Board, (Catholic Health Initiatives), 6.25%, 10/1/33	$500	$566,220
Johnson City, Health and Educational Facilities Board, 5.50%, 7/1/36	1,000	1,029,090
Knox County Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/39	5,000	1,112,450
Knox County, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/42	615	113,412
Rutherford County, Health and Educational Facilities Board, (Ascension Health Care Group), 5.00%, 11/15/40	500	515,360
Shelby County, Health, Educational and Housing Facilities Board, (Methodist Le Bonheur Health), 5.00%, 5/1/42	1,000	1,024,880
Sullivan County Health, Educational and Facilities Board, (Wellmont Health System), 5.25%, 9/1/36	1,000	1,004,650

		$5,366,062

Security	Principal Amount (000’s omitted)	Value

Housing — 4.3%
Tennessee Housing Development Agency, (AMT), 4.85%, 1/1/32	$350	$352,828
Tennessee Housing Development Agency, (AMT), 5.00%, 7/1/32	945	959,430
Tennessee Housing Development Agency, (AMT), 5.10%, 7/1/38	345	349,709

		$1,661,967

Industrial Development Revenue — 1.8%
Hardeman County (Correctional Facilities Corp.), 7.75%, 8/1/17	$215	$212,674
Metropolitan Nashville Airport Authority, (Aero Nashville Project), 5.20%, 7/1/26	460	469,977

		$682,651

Insured – Education — 3.5%
Metropolitan Government of Nashville and Davidson County, (Meharry Medical College), (AMBAC), 6.00%, 12/1/19	$1,230	$1,369,359

		$1,369,359

Insured – Electric Utilities — 8.3%
Lawrenceburg, Electric Revenue, (NPFG), 6.625%, 7/1/18	$760	$836,768
Lawrenceburg, Public Building Authority, (Electric System-Public Works), (AMBAC), 5.00%, 7/1/26	600	664,692
Metropolitan Government of Nashville and Davidson County, Electric System Revenue, (NPFG), 0.00%, 5/15/17	1,000	976,650
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	375	336,941
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	280	243,916
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	165	143,238

		$3,202,205

Insured – Escrowed / Prerefunded — 4.4%
Johnson City, Health and Educational Facilities Board, (Johnson City Medical Center), (NPFG), Prerefunded to 7/1/23, 5.125%, 7/1/25	$200	$200,838
Knox County, First Utility District, (NPFG), Prerefunded to 12/1/16, 5.00%, 12/1/25	875	985,469
Metropolitan Government of Nashville and Davidson County, (AMBAC), Prerefunded to 5/15/14, 5.00%, 5/15/29	500	505,230

		$1,691,537

Insured – General Obligations — 9.4%
Blount County, Public Building Authority, (AGC), 5.00%, 6/1/32	$500	$536,570
Franklin, Special School District, (AGM), 0.00%, 6/1/19	1,425	1,315,247
Franklin, Special School District, (AGM), 0.00%, 6/1/20	2,000	1,768,260

		$3,620,077

43	See Notes to Financial Statements.

Eaton Vance

Tennessee Municipal Income Fund

February 28, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 1.5%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	$4,450	$363,342
Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/33	1,750	232,593

		$595,935

Insured – Transportation — 1.3%
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/32	$590	$512,155

		$512,155

Insured – Water and Sewer — 9.9%
Clarksville, Water, Sewer and Gas, (AGM), 5.25%, 2/1/18	$1,000	$1,167,710
Harpeth Valley Utilities District, Davidson and Williamson Counties, (NPFG), 5.00%, 9/1/35	1,000	1,069,290
Memphis, Sanitary Sewer System, (AGM), 4.75%, 7/1/24	1,000	1,056,340
South Blount County, Utility District, Water Revenue, (AGM), 5.00%, 12/1/33	500	533,805

		$3,827,145

Special Tax Revenue — 2.1%
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$135	$143,286
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	145	153,678
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	115	94,222
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	55	46,190
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	325	357,945

		$795,321

Transportation — 5.1%
Memphis-Shelby County, Airport Authority, (AMT), 5.00%, 7/1/25	$500	$537,775
Memphis-Shelby County, Airport Authority, (AMT), 5.75%, 7/1/24	1,250	1,413,975

		$1,951,750

Water and Sewer — 4.2%
Metropolitan Government of Nashville and Davidson County, Water & Sewer Revenue, 5.00%, 7/1/40	$750	$814,950

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
Rutherford County, Consolidated Utility District, Waterworks Revenue, 4.00%, 2/1/27	$750	$808,425

		$1,623,375

Total Tax-Exempt Investments — 98.9% (identified cost $37,354,721)		$38,165,031

Other Assets, Less Liabilities — 1.1%		$406,887

Net Assets — 100.0%		$38,571,918

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Tennessee municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2014, 38.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.6% to 15.3% of total investments.

44	See Notes to Financial Statements.

Eaton Vance

Virginia Municipal Income Fund

February 28, 2014

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 98.3%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 4.8%
Virginia Resources Authority, Clean Water Revenue, 5.00%, 10/1/31	$1,000	$1,115,440
Virginia Resources Authority, Infrastructure Revenue, 5.25%, 11/1/33	2,710	3,009,157

		$4,124,597

Education — 11.5%
Alexandria Industrial Development Authority, (Episcopal High School), 5.00%, 1/1/40	$1,700	$1,803,598
University of Virginia, 5.00%, 6/1/40	3,100	3,411,488
Virginia College Building Authority, 5.00%, 9/1/33	4,000	4,332,880
Virginia College Building Authority, 5.00%, 9/1/38	275	292,196

		$9,840,162

Electric Utilities — 2.7%
Chesterfield County Economic Development Authority, (Virginia Electric Power Co.), (AMT), 5.60%, 11/1/31	$1,500	$1,584,060
Puerto Rico Electric Power Authority, 5.25%, 7/1/27	1,015	726,994

		$2,311,054

Escrowed/Prerefunded — 0.9%
Fauquier County Industrial Development Authority, (Fauquier Hospital), Prerefunded to 10/1/17, 5.25%, 10/1/37	$700	$816,697

		$816,697

General Obligations — 10.2%
Loudoun County, 5.00%, 7/1/27	$2,820	$3,205,156
Norfolk, 5.00%, 8/1/28	750	866,947
Portsmouth, 4.75%, 7/15/25	500	559,770
Portsmouth, 5.25%, 7/15/25	675	782,656
Virginia, 4.00%, 6/1/26	1,000	1,100,470
Virginia, 5.00%, 6/1/31	2,000	2,250,040

		$8,765,039

Hospital — 18.9%
Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.00%, 8/15/23(1)(2)	$5,000	$5,918,250
Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.50%, 5/15/35	3,000	3,250,050
Fredericksburg Economic Development Authority, (Mary Washington Healthcare), 1.94% to 2/1/17 (Put Date), 8/1/38(3)	500	500,995

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Henrico County Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/30	$645	$684,081
Smyth County Industrial Development Authority, (Mountain States Health Alliance), 5.50%, 7/1/28	1,100	1,168,134
Virginia Small Business Financing Authority, (Wellmont Health), 5.25%, 9/1/27	1,500	1,552,200
Virginia Small Business Financing Authority, (Wellmont Health), 5.25%, 9/1/37	1,605	1,616,732
Winchester Industrial Development Authority, (Valley Health System), 5.25%, 1/1/37	1,500	1,533,015

		$16,223,457

Insured – Education — 5.7%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$4,155	$4,903,191

		$4,903,191

Insured – Electric Utilities — 2.0%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,000	$898,510
Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,000	854,230

		$1,752,740

Insured – Hospital — 5.9%
Henrico County Industrial Development Authority, (Bon Secours Health System, Inc.), (NPFG), 6.25%, 8/15/20	$1,500	$1,727,865
Virginia Beach, (Virginia Beach Memorial Hospital), (AMBAC), 5.125%, 2/15/18	2,995	3,312,200

		$5,040,065

Insured – Other Revenue — 1.3%
Norfolk Airport Authority, (AGM), 5.00%, 7/1/26	$1,000	$1,089,580

		$1,089,580

Insured – Special Tax Revenue — 0.4%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$1,020	$309,968

		$309,968

Insured – Transportation — 16.6%
Chesapeake Bay Bridge and Tunnel Commission, (General Resolution), (NPFG), 5.50%, 7/1/25	$5,000	$5,702,800
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	1,600	1,300,992
Richmond Metropolitan Authority, (NPFG), 5.25%, 7/15/22	3,800	4,328,998

45	See Notes to Financial Statements.

Eaton Vance

Virginia Municipal Income Fund

February 28, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation (continued)
Virginia Commonwealth Transportation Board, (NPFG), 0.00%, 4/1/26	$200	$138,620
Virginia Port Authority, (AGM), (FGIC), (AMT), 5.00%, 7/1/36	2,825	2,826,751

		$14,298,161

Lease Revenue / Certificates of Participation — 1.9%
Washington County Industrial Development Authority, (Davenport & Co., LLC), 5.25%, 8/1/30	$1,500	$1,628,700

		$1,628,700

Other Revenue — 1.7%
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	$14,980	$381,091
Fairfax County Economic Development Authority, (Silver Line Phase I), 5.00%, 4/1/37	1,000	1,061,600

		$1,442,691

Senior Living / Life Care — 3.4%
Albemarle County Economic Development Authority, (Westminster-Canterbury of the Blue Ridge), 5.00%, 1/1/42	$100	$89,007
Fairfax County Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/42	1,085	1,098,595
Harrisonburg Industrial Development Authority, (Sunnyside Presbyterian Home), 6.25%, 12/1/33	750	765,555
Virginia Beach Development Authority, (Westminster-Canterbury of Hampton Roads, Inc.), 5.375%, 11/1/32	1,000	999,330

		$2,952,487

Special Tax Revenue — 0.6%
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/38	$3,750	$529,163

		$529,163

Transportation — 3.9%
Metropolitan Washington, DC, Airport Authority System, (AMT), 5.375%, 10/1/29	$1,000	$1,072,920
Route 460 Funding Corp. of Virginia, 0.00%, 7/1/32	1,000	353,200
Route 460 Funding Corp. of Virginia, 0.00%, 7/1/33	1,000	330,930
Washington Metropolitan Area Transit Authority, 5.00%, 7/1/32	1,500	1,603,785

		$3,360,835

Water and Sewer — 5.9%
Hopewell Sewer System Revenue, 5.00%, 7/15/33	$1,000	$1,083,590
Fairfax County Water Authority, 5.25%, 4/1/27	2,795	3,539,420
Upper Occoquan Sewer Authority, 4.50%, 7/1/38	475	486,894

		$5,109,904

Security	Principal Amount (000’s omitted)	Value

Total Tax-Exempt Investments — 98.3% (identified cost $78,425,327)		$84,498,491

Other Assets, Less Liabilities — 1.7%		$1,475,401

Net Assets — 100.0%		$85,973,892

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2014, 32.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 20.9% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $2,588,250.

(3)	Variable rate security. The stated interest rate represents the rate in effect at February 28, 2014.

46	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2014

Statements of Assets and Liabilities (Unaudited)

	February 28, 2014
Assets	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund
Investments —
Identified cost	$39,377,756	$53,790,426	$56,500,183	$44,525,322
Unrealized appreciation	2,236,174	1,010,928	3,039,506	2,081,424
Investments, at value	$41,613,930	$54,801,354	$59,539,689	$46,606,746
Cash	$402,532	$—	$926,069	$—
Restricted cash*	—	116,000	316,000	150,500
Interest receivable	506,418	649,378	654,728	513,441
Receivable for investments sold	—	5,000	—	24,493
Receivable for Fund shares sold	14,833	4,671	27,030	5,345
Receivable for variation margin on open financial futures contracts	—	2,500	6,563	3,125
Total assets	$42,537,713	$55,578,903	$61,470,079	$47,303,650
Liabilities
Payable for floating rate notes issued	$—	$—	$3,375,000	$—
Demand note payable	—	100,000	—	100,000
Payable for Fund shares redeemed	41,443	87,751	169,744	51,448
Distributions payable	32,056	18,903	44,901	16,985
Due to custodian	—	84,426	—	34,612
Payable to affiliates:
Investment adviser fee	7,572	12,026	12,992	9,372
Distribution and service fees	7,411	11,948	11,235	8,643
Interest expense and fees payable	—	—	2,251	—
Accrued expenses	31,564	35,456	33,269	31,265
Total liabilities	$120,046	$350,510	$3,649,392	$252,325
Net Assets	$42,417,667	$55,228,393	$57,820,687	$47,051,325
Sources of Net Assets
Paid-in capital	$43,624,251	$61,225,134	$65,230,103	$47,096,269
Accumulated net realized loss	(3,408,598)	(6,822,468)	(10,209,343)	(2,040,719)
Accumulated undistributed (distributions in excess of) net investment income	(34,160)	(110,440)	(43,332)	7,802
Net unrealized appreciation	2,236,174	936,167	2,843,259	1,987,973
Net Assets	$42,417,667	$55,228,393	$57,820,687	$47,051,325
Class A Shares
Net Assets	$35,722,198	$46,343,205	$43,193,787	$37,474,448
Shares Outstanding	3,786,181	5,259,856	5,126,440	4,307,745
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.43	$8.81	$8.43	$8.70
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$9.90	$9.25	$8.85	$9.13
Class B Shares
Net Assets	$388,545	$1,153,786	$1,044,584	$307,319
Shares Outstanding	37,440	121,904	116,025	32,723
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$10.38	$9.46	$9.00	$9.39
Class C Shares
Net Assets	$2,257,499	$5,399,158	$5,349,065	$3,566,348
Shares Outstanding	217,366	570,547	593,696	379,479
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$10.39	$9.46	$9.01	$9.40
Class I Shares
Net Assets	$4,049,425	$2,332,244	$8,233,251	$5,703,210
Shares Outstanding	429,145	264,900	974,524	655,688
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.44	$8.80	$8.45	$8.70
On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

47	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2014

Statements of Assets and Liabilities (Unaudited) — continued

	February 28, 2014
Assets	Maryland Fund	Missouri Fund	North Carolina Fund	Oregon Fund
Investments —
Identified cost	$70,280,461	$66,945,645	$110,940,951	$112,383,813
Unrealized appreciation (depreciation)	2,901,643	4,075,690	3,680,544	(461,503)
Investments, at value	$73,182,104	$71,021,335	$114,621,495	$111,922,310
Cash	$17,561	$1,299,268	$—	$8,827,177
Restricted cash*	114,000	78,000	—	195,000
Interest receivable	830,509	815,920	1,383,036	1,074,925
Receivable for investments sold	544,484	160,000	75,568	645,802
Receivable for Fund shares sold	83,587	91,277	298,209	54,115
Receivable for variation margin on open financial futures contracts	2,375	6,906	—	4,063
Total assets	$74,774,620	$73,472,706	$116,378,308	$122,723,392
Liabilities
Payable for floating rate notes issued	$2,240,000	$850,000	$4,650,000	$7,455,000
Demand note payable	1,300,000	—	—	—
Payable for when-issued securities	—	1,087,730	—	2,654,015
Payable for Fund shares redeemed	213,314	278,271	212,729	253,070
Distributions payable	57,334	22,260	74,599	39,193
Due to custodian	—	—	919	—
Payable to affiliates:
Investment adviser fee	17,325	17,067	31,695	32,151
Distribution and service fees	19,940	14,550	26,669	25,772
Interest expense and fees payable	4,204	2,852	14,436	19,687
Accrued expenses	34,065	32,975	42,240	38,124
Total liabilities	$3,886,182	$2,305,705	$5,053,287	$10,517,012
Net Assets	$70,888,438	$71,167,001	$111,325,021	$112,206,380
Sources of Net Assets
Paid-in capital	$78,534,510	$76,131,491	$116,487,174	$131,352,984
Accumulated net realized loss	(10,470,743)	(9,036,321)	(8,987,534)	(18,808,385)
Accumulated undistributed (distributions in excess of) net investment income	(5,949)	30,687	144,837	244,770
Net unrealized appreciation (depreciation)	2,830,620	4,041,144	3,680,544	(582,989)
Net Assets	$70,888,438	$71,167,001	$111,325,021	$112,206,380
Class A Shares
Net Assets	$49,405,520	$61,793,403	$75,166,472	$87,125,634
Shares Outstanding	5,507,300	6,631,258	8,449,683	10,292,116
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.97	$9.32	$8.90	$8.47
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$9.42	$9.78	$9.34	$8.89
Class B Shares
Net Assets	$1,383,852	$1,290,656	$934,655	$2,778,016
Shares Outstanding	141,460	125,323	97,697	300,023
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$9.78	$10.30	$9.57	$9.26
Class C Shares
Net Assets	$15,556,269	$5,862,287	$19,994,375	$14,252,110
Shares Outstanding	1,589,653	569,759	2,089,461	1,537,520
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$9.79	$10.29	$9.57	$9.27
Class I Shares
Net Assets	$4,542,797	$2,220,655	$15,229,519	$8,050,620
Shares Outstanding	505,316	237,975	1,707,264	951,784
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.99	$9.33	$8.92	$8.46

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

48	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2014

Statements of Assets and Liabilities (Unaudited) — continued

	February 28, 2014
Assets	South Carolina Fund	Tennessee Fund	Virginia Fund
Investments —
Identified cost	$116,575,837	$37,354,721	$78,425,327
Unrealized appreciation	2,925,569	810,310	6,073,164
Investments, at value	$119,501,406	$38,165,031	$84,498,491
Cash	$5,970,654	$98,329	$3,798,536
Restricted cash*	—	—	510,000
Interest receivable	1,506,526	437,857	895,223
Receivable for investments sold	455,460	—	—
Receivable for Fund shares sold	173,758	2,557	87,119
Receivable for variation margin on open financial futures contracts	—	—	10,625
Total assets	$127,607,804	$38,703,774	$89,799,994
Liabilities
Payable for floating rate notes issued	$6,050,000	$—	$3,330,000
Payable for when-issued securities	1,100,070	—	—
Payable for Fund shares redeemed	346,450	69,321	337,872
Distributions payable	82,137	14,295	82,099
Payable to affiliates:
Investment adviser fee	34,573	6,729	22,983
Distribution and service fees	31,058	10,556	16,303
Interest expense and fees payable	12,959	—	2,023
Accrued expenses	39,265	30,955	34,822
Total liabilities	$7,696,512	$131,856	$3,826,102
Net Assets	$119,911,292	$38,571,918	$85,973,892
Sources of Net Assets
Paid-in capital	$137,417,166	$44,732,131	$100,267,396
Accumulated net realized loss	(20,573,564)	(6,959,579)	(20,149,850)
Accumulated undistributed (distributions in excess of) net investment income	142,121	(10,944)	100,915
Net unrealized appreciation	2,925,569	810,310	5,755,431
Net Assets	$119,911,292	$38,571,918	$85,973,892
Class A Shares
Net Assets	$74,827,096	$29,948,828	$63,896,823
Shares Outstanding	8,287,894	3,540,481	7,919,703
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.03	$8.46	$8.07
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$9.48	$8.88	$8.47
Class B Shares
Net Assets	$2,062,183	$667,832	$1,293,787
Shares Outstanding	215,383	72,474	144,879
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$9.57	$9.21	$8.93
Class C Shares
Net Assets	$25,251,240	$7,365,329	$7,546,918
Shares Outstanding	2,636,414	799,762	844,600
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$9.58	$9.21	$8.94
Class I Shares
Net Assets	$17,770,773	$589,929	$13,236,364
Shares Outstanding	1,966,547	69,785	1,636,558
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.04	$8.45	$8.09

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

49	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2014

Statements of Operations (Unaudited)

	Six Months Ended February 28, 2014
Investment Income	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund
Interest	$985,458	$1,311,306	$1,406,859	$1,161,219
Total investment income	$985,458	$1,311,306	$1,406,859	$1,161,219

Expenses
Investment adviser fee	$49,084	$81,799	$84,199	$61,910
Distribution and service fees
Class A	35,354	46,710	43,340	37,615
Class B	2,475	6,257	5,054	1,463
Class C	10,794	26,834	26,014	16,702
Trustees’ fees and expenses	1,126	1,404	1,438	1,232
Custodian fee	13,326	15,268	15,178	14,854
Transfer and dividend disbursing agent fees	7,851	10,002	10,570	9,983
Legal and accounting services	23,233	23,606	22,434	22,576
Printing and postage	5,185	5,722	5,204	4,907
Registration fees	1,960	3,810	1,986	2,574
Interest expense and fees	1,702	—	12,346	—
Miscellaneous	6,929	8,784	7,635	7,860
Total expenses	$159,019	$230,196	$235,398	$181,676
Deduct —
Reduction of custodian fee	$73	$132	$48	$64
Total expense reductions	$73	$132	$48	$64

Net expenses	$158,946	$230,064	$235,350	$181,612

Net investment income	$826,512	$1,081,242	$1,171,509	$979,607

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(165,087)	$(539,976)	$(216,046)	$(71,969)
Financial futures contracts	(6,307)	(196,163)	(252,604)	(88,116)
Net realized loss	$(171,394)	$(736,139)	$(468,650)	$(160,085)
Change in unrealized appreciation (depreciation) —
Investments	$2,185,412	$3,092,503	$3,474,983	$1,850,990
Financial futures contracts	673	(64,663)	(182,110)	(84,699)
Net change in unrealized appreciation (depreciation)	$2,186,085	$3,027,840	$3,292,873	$1,766,291

Net realized and unrealized gain	$2,014,691	$2,291,701	$2,824,223	$1,606,206

Net increase in net assets from operations	$2,841,203	$3,372,943	$3,995,732	$2,585,813

50	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2014

Statements of Operations (Unaudited) — continued

	Six Months Ended February 28, 2014
Investment Income	Maryland Fund	Missouri Fund	North Carolina Fund	Oregon Fund
Interest	$1,687,439	$1,647,348	$2,946,955	$3,324,050
Total investment income	$1,687,439	$1,647,348	$2,946,955	$3,324,050

Expenses
Investment adviser fee	$112,610	$112,021	$209,918	$219,818
Distribution and service fees
Class A	49,314	60,445	75,952	86,630
Class B	7,491	5,953	4,592	13,938
Class C	75,358	28,394	93,909	75,028
Trustees’ fees and expenses	1,742	1,701	2,490	2,557
Custodian fee	16,577	16,266	20,917	20,141
Transfer and dividend disbursing agent fees	14,855	13,198	21,936	20,846
Legal and accounting services	31,973	22,080	25,266	25,319
Printing and postage	6,267	5,903	8,135	8,075
Registration fees	3,668	1,815	648	838
Interest expense and fees	16,270	3,177	41,659	65,065
Miscellaneous	8,219	8,348	11,474	11,147
Total expenses	$344,344	$279,301	$516,896	$549,402
Deduct —
Reduction of custodian fee	$100	$96	$83	$334
Total expense reductions	$100	$96	$83	$334

Net expenses	$344,244	$279,205	$516,813	$549,068

Net investment income	$1,343,195	$1,368,143	$2,430,142	$2,774,982

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(1,086,478)	$166,360	$362,203	$(1,719,208)
Financial futures contracts	(91,419)	(140,276)	—	(103,832)
Net realized gain (loss)	$(1,177,897)	$26,084	$362,203	$(1,823,040)
Change in unrealized appreciation (depreciation) —
Investments	$4,098,979	$3,509,020	$6,872,994	$7,454,277
Financial futures contracts	(65,907)	(18,333)	—	(121,486)
Net change in unrealized appreciation (depreciation)	$4,033,072	$3,490,687	$6,872,994	$7,332,791

Net realized and unrealized gain	$2,855,175	$3,516,771	$7,235,197	$5,509,751

Net increase in net assets from operations	$4,198,370	$4,884,914	$9,665,339	$8,284,733

51	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2014

Statements of Operations (Unaudited) — continued

	Six Months Ended February 28, 2014
Investment Income	South Carolina Fund	Tennessee Fund	Virginia Fund
Interest	$3,418,659	$977,614	$2,154,483
Total investment income	$3,418,659	$977,614	$2,154,483

Expenses
Investment adviser fee	$237,583	$47,164	$152,011
Distribution and service fees
Class A	75,324	31,980	64,050
Class B	11,085	3,326	6,878
Class C	119,148	37,419	36,792
Trustees’ fees and expenses	2,704	1,103	2,053
Custodian fee	22,459	13,892	18,588
Transfer and dividend disbursing agent fees	19,182	7,910	18,554
Legal and accounting services	28,444	24,967	22,123
Printing and postage	8,691	4,754	7,598
Registration fees	588	2,172	2,418
Interest expense and fees	63,929	—	15,294
Miscellaneous	10,888	7,573	8,000
Total expenses	$600,025	$182,260	$354,359
Deduct —
Reduction of custodian fee	$199	$44	$466
Total expense reductions	$199	$44	$466

Net expenses	$599,826	$182,216	$353,893

Net investment income	$2,818,833	$795,398	$1,800,590

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(27,871)	$(154,380)	$(190,194)
Financial futures contracts	—	(159,345)	(421,042)
Net realized loss	$(27,871)	$(313,725)	$(611,236)
Change in unrealized appreciation (depreciation) —
Investments	$7,383,805	$1,368,516	$4,094,563
Financial futures contracts	—	8,079	(290,805)
Net change in unrealized appreciation (depreciation)	$7,383,805	$1,376,595	$3,803,758

Net realized and unrealized gain	$7,355,934	$1,062,870	$3,192,522

Net increase in net assets from operations	$10,174,767	$1,858,268	$4,993,112

52	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2014

Statements of Changes in Net Assets

	Six Months Ended February 28, 2014 (Unaudited)
Increase (Decrease) in Net Assets	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund
From operations —
Net investment income	$826,512	$1,081,242	$1,171,509	$979,607
Net realized loss from investment transactions and financial futures contracts	(171,394)	(736,139)	(468,650)	(160,085)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	2,186,085	3,027,840	3,292,873	1,766,291
Net increase in net assets from operations	$2,841,203	$3,372,943	$3,995,732	$2,585,813
Distributions to shareholders —
From net investment income
Class A	$(696,699)	$(997,974)	$(886,223)	$(781,126)
Class B	(8,292)	(23,152)	(17,778)	(5,239)
Class C	(36,294)	(99,838)	(91,443)	(59,869)
Class I	(83,269)	(55,912)	(169,422)	(133,349)
Total distributions to shareholders	$(824,554)	$(1,176,876)	$(1,164,866)	$(979,583)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$419,267	$772,815	$915,030	$553,010
Class B	213	581	330	186
Class C	120,441	91,313	124,176	289,088
Class I	215,887	748,822	3,133,118	690,086
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	568,322	888,624	744,130	684,829
Class B	7,907	21,262	15,941	4,623
Class C	17,264	84,936	74,176	53,571
Class I	31,108	53,944	53,178	131,815
Cost of shares redeemed
Class A	(3,219,635)	(7,230,589)	(5,828,577)	(4,049,389)
Class B	(103,582)	(202,422)	(115,658)	(18,420)
Class C	(400,433)	(1,048,075)	(798,294)	(588,026)
Class I	(790,711)	(513,874)	(3,692,812)	(3,343,171)
Net asset value of shares exchanged
Class A	147,693	230,896	70,043	14,612
Class B	(147,693)	(230,896)	(70,043)	(14,612)
Net decrease in net assets from Fund share transactions	$(3,133,952)	$(6,332,663)	$(5,375,262)	$(5,591,798)

Net decrease in net assets	$(1,117,303)	$(4,136,596)	$(2,544,396)	$(3,985,568)

Net Assets
At beginning of period	$43,534,970	$59,364,989	$60,365,083	$51,036,893
At end of period	$42,417,667	$55,228,393	$57,820,687	$47,051,325

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(34,160)	$(110,440)	$(43,332)	$7,802

53	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2014

Statements of Changes in Net Assets — continued

	Six Months Ended February 28, 2014 (Unaudited)
Increase (Decrease) in Net Assets	Maryland Fund	Missouri Fund	North Carolina Fund	Oregon Fund
From operations —
Net investment income	$1,343,195	$1,368,143	$2,430,142	$2,774,982
Net realized gain (loss) from investment transactions and financial futures contracts	(1,177,897)	26,084	362,203	(1,823,040)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	4,033,072	3,490,687	6,872,994	7,332,791
Net increase in net assets from operations	$4,198,370	$4,884,914	$9,665,339	$8,284,733
Distributions to shareholders —
From net investment income
Class A	$(956,768)	$(1,252,977)	$(1,732,165)	$(2,132,457)
Class B	(24,609)	(21,267)	(18,433)	(61,277)
Class C	(248,899)	(101,457)	(376,540)	(330,892)
Class I	(90,844)	(53,179)	(348,977)	(206,202)
Total distributions to shareholders	$(1,321,120)	$(1,428,880)	$(2,476,115)	$(2,730,828)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$864,605	$3,040,016	$5,273,680	$6,715,538
Class B	3,007	1,097	5,106	1,374
Class C	1,161,897	172,611	1,340,271	466,549
Class I	1,251,990	201,366	4,249,767	2,001,222
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	726,596	1,138,968	1,524,550	2,000,980
Class B	19,267	20,174	16,854	57,799
Class C	186,374	74,692	326,208	308,301
Class I	36,026	44,759	95,723	76,691
Cost of shares redeemed
Class A	(4,465,290)	(6,767,152)	(15,365,474)	(15,036,535)
Class B	(237,589)	(28,295)	(231,952)	(438,953)
Class C	(2,928,668)	(741,707)	(3,105,640)	(4,556,169)
Class I	(1,518,056)	(1,896,485)	(6,068,264)	(7,599,913)
Net asset value of shares exchanged
Class A	202,448	9,301	22,110	174,071
Class B	(202,448)	(9,301)	(22,110)	(174,071)
Net decrease in net assets from Fund share transactions	$(4,899,841)	$(4,739,956)	$(11,939,171)	$(16,003,116)

Net decrease in net assets	$(2,022,591)	$(1,283,922)	$(4,749,947)	$(10,449,211)

Net Assets
At beginning of period	$72,911,029	$72,450,923	$116,074,968	$122,655,591
At end of period	$70,888,438	$71,167,001	$111,325,021	$112,206,380

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(5,949)	$30,687	$144,837	$244,770

54	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2014

Statements of Changes in Net Assets — continued

	Six Months Ended February 28, 2014 (Unaudited)
Increase (Decrease) in Net Assets	South Carolina Fund	Tennessee Fund	Virginia Fund
From operations —
Net investment income	$2,818,833	$795,398	$1,800,590
Net realized loss from investment transactions and financial futures contracts	(27,871)	(313,725)	(611,236)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	7,383,805	1,376,595	3,803,758
Net increase in net assets from operations	$10,174,767	$1,858,268	$4,993,112
Distributions to shareholders —
From net investment income
Class A	$(1,765,652)	$(638,471)	$(1,349,353)
Class B	(45,976)	(11,318)	(25,054)
Class C	(493,435)	(127,821)	(134,160)
Class I	(485,069)	(12,446)	(322,280)
Total distributions to shareholders	$(2,790,132)	$(790,056)	$(1,830,847)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$3,042,759	$370,876	$973,755
Class B	40,091	40	457
Class C	1,330,940	304,326	652,153
Class I	2,289,462	70,005	2,157,061
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,595,830	562,497	1,117,039
Class B	44,236	10,632	23,289
Class C	425,091	113,187	108,170
Class I	117,565	11,788	97,937
Cost of shares redeemed
Class A	(11,447,322)	(5,232,439)	(6,346,499)
Class B	(442,278)	(28,700)	(307,200)
Class C	(3,995,174)	(2,010,052)	(1,548,419)
Class I	(8,542,608)	(186,524)	(6,101,086)
Net asset value of shares exchanged
Class A	521,398	87,350	100,125
Class B	(521,398)	(87,350)	(100,125)
Net decrease in net assets from Fund share transactions	$(15,541,408)	$(6,014,364)	$(9,173,343)

Net decrease in net assets	$(8,156,773)	$(4,946,152)	$(6,011,078)

Net Assets
At beginning of period	$128,068,065	$43,518,070	$91,984,970
At end of period	$119,911,292	$38,571,918	$85,973,892

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$142,121	$(10,944)	$100,915

55	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2014

Statements of Changes in Net Assets — continued

	Year Ended August 31, 2013
Increase (Decrease) in Net Assets	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund
From operations —
Net investment income	$2,005,930	$2,391,317	$2,579,198	$2,083,914
Net realized gain (loss) from investment transactions and financial futures contracts	(579,152)	768,409	879,597	629,539
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(5,170,257)	(6,532,963)	(7,578,109)	(4,123,789)
Net decrease in net assets from operations	$(3,743,479)	$(3,373,237)	$(4,119,314)	$(1,410,336)
Distributions to shareholders —
From net investment income
Class A	$(1,477,349)	$(2,012,978)	$(1,825,748)	$(1,633,308)
Class B	(27,950)	(53,631)	(47,858)	(15,731)
Class C	(85,763)	(202,657)	(203,903)	(126,086)
Class I	(407,353)	(86,474)	(465,037)	(314,300)
Tax return of capital
Class A	(13,915)	(14,759)	(18,233)	—
Class B	(237)	(374)	(417)	—
Class C	(826)	(1,490)	(1,990)	—
Class I	(4,812)	(602)	(4,513)	—
Total distributions to shareholders	$(2,018,205)	$(2,372,965)	$(2,567,699)	$(2,089,425)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$1,975,321	$5,480,592	$4,497,469	$1,689,171
Class B	29,112	11,148	808	518
Class C	683,788	1,815,050	1,046,598	1,623,875
Class I	13,457,509	491,335	2,577,043	3,594,569
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,153,454	1,759,004	1,420,282	1,393,554
Class B	24,858	48,372	41,243	13,140
Class C	39,863	173,485	164,289	115,229
Class I	237,208	82,612	180,103	305,420
Cost of shares redeemed
Class A	(5,704,168)	(8,851,824)	(6,920,023)	(5,868,757)
Class B	(268,875)	(322,956)	(144,875)	(100,296)
Class C	(935,690)	(2,246,195)	(2,175,453)	(1,472,490)
Class I	(14,376,678)	(877,995)	(5,766,395)	(1,728,463)
Net asset value of shares exchanged
Class A	399,913	190,907	769,730	238,855
Class B	(399,913)	(190,907)	(769,730)	(238,855)
Net decrease in net assets from Fund share transactions	$(3,684,298)	$(2,437,372)	$(5,078,911)	$(434,530)

Net decrease in net assets	$(9,445,982)	$(8,183,574)	$(11,765,924)	$(3,934,291)

Net Assets
At beginning of year	$52,980,952	$67,548,563	$72,131,007	$54,971,184
At end of year	$43,534,970	$59,364,989	$60,365,083	$51,036,893

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(36,118)	$(14,806)	$(49,975)	$7,778

56	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2014

Statements of Changes in Net Assets — continued

	Year Ended August 31, 2013
Increase (Decrease) in Net Assets	Maryland Fund	Missouri Fund	North Carolina Fund	Oregon Fund
From operations —
Net investment income	$2,900,518	$3,130,015	$5,373,255	$6,728,448
Net realized gain (loss) from investment transactions and financial futures contracts	(48,486)	(345,856)	932,390	1,218,408
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(7,112,814)	(8,240,380)	(18,216,131)	(27,216,820)
Net decrease in net assets from operations	$(4,260,782)	$(5,456,221)	$(11,910,486)	$(19,269,964)
Distributions to shareholders —
From net investment income
Class A	$(2,127,530)	$(2,736,650)	$(3,655,514)	$(4,488,911)
Class B	(58,193)	(46,872)	(56,763)	(153,799)
Class C	(502,508)	(191,398)	(775,217)	(764,117)
Class I	(186,012)	(130,395)	(824,186)	(1,249,442)
Total distributions to shareholders	$(2,874,243)	$(3,105,315)	$(5,311,680)	$(6,656,269)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$2,247,211	$5,128,716	$17,155,477	$16,887,947
Class B	5,610	1,916	10,982	28,095
Class C	5,822,604	1,225,133	6,400,955	4,914,291
Class I	3,256,429	2,359,845	6,750,600	15,473,331
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,611,238	2,461,127	3,144,965	4,063,234
Class B	46,181	43,668	51,469	130,087
Class C	371,816	142,360	668,414	683,527
Class I	80,933	115,750	240,109	236,074
Cost of shares redeemed
Class A	(11,438,323)	(19,979,981)	(17,892,856)	(30,937,743)
Class B	(215,277)	(279,519)	(443,701)	(1,095,622)
Class C	(4,161,766)	(997,196)	(5,259,889)	(8,566,283)
Class I	(2,071,133)	(603,149)	(6,768,021)	(25,154,279)
Net asset value of shares exchanged
Class A	219,900	309,940	424,857	1,156,080
Class B	(219,900)	(309,940)	(424,857)	(1,156,080)
Net increase (decrease) in net assets from Fund share transactions	$(4,444,477)	$(10,381,330)	$4,058,504	$(23,337,341)

Net decrease in net assets	$(11,579,502)	$(18,942,866)	$(13,163,662)	$(49,263,574)

Net Assets
At beginning of year	$84,490,531	$91,393,789	$129,238,630	$171,919,165
At end of year	$72,911,029	$72,450,923	$116,074,968	$122,655,591

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(28,024)	$91,424	$190,810	$200,616

57	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2014

Statements of Changes in Net Assets — continued

	Year Ended August 31, 2013
Increase (Decrease) in Net Assets	South Carolina Fund	Tennessee Fund	Virginia Fund
From operations —
Net investment income	$6,115,158	$1,787,609	$4,182,625
Net realized gain from investment transactions and financial futures contracts	1,077,428	231,978	2,480,006
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(20,756,957)	(4,396,944)	(10,598,782)
Net decrease in net assets from operations	$(13,564,371)	$(2,377,357)	$(3,936,151)
Distributions to shareholders —
From net investment income
Class A	$(3,717,852)	$(1,431,820)	$(2,993,409)
Class B	(113,761)	(27,656)	(72,239)
Class C	(1,036,581)	(292,975)	(289,266)
Class I	(1,196,833)	(33,899)	(769,621)
Tax return of capital
Class A	—	(10,518)	—
Class B	—	(193)	—
Class C	—	(2,195)	—
Class I	—	(258)	—
Total distributions to shareholders	$(6,065,027)	$(1,799,514)	$(4,124,535)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$13,775,130	$3,056,834	$3,448,747
Class B	934	842	70,801
Class C	7,559,520	2,462,270	1,533,525
Class I	13,880,416	513,227	4,008,961
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	3,273,808	1,213,143	2,445,319
Class B	108,571	25,144	65,496
Class C	878,136	240,517	229,400
Class I	261,574	31,498	170,644
Cost of shares redeemed
Class A	(22,924,674)	(8,363,989)	(15,127,824)
Class B	(457,861)	(78,587)	(763,710)
Class C	(8,215,322)	(2,968,585)	(2,167,560)
Class I	(13,774,661)	(585,220)	(5,849,449)
Net asset value of shares exchanged
Class A	355,710	297,632	412,244
Class B	(355,710)	(297,632)	(412,244)
Net decrease in net assets from Fund share transactions	$(5,634,429)	$(4,452,906)	$(11,935,650)

Net decrease in net assets	$(25,263,827)	$(8,629,777)	$(19,996,336)

Net Assets
At beginning of year	$153,331,892	$52,147,847	$111,981,306
At end of year	$128,068,065	$43,518,070	$91,984,970

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$113,420	$(16,286)	$131,172

58	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2014

Statements of Cash Flows (Unaudited)*

	Six Months Ended February 28, 2014
Cash Flows From Operating Activities	Oregon Fund	South Carolina Fund
Net increase in net assets from operations	$8,284,733	$10,174,767
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(10,776,554)	(8,508,585)
Investments sold	45,052,631	41,544,034
Net amortization/accretion of premium (discount)	(861,893)	(256,376)
Increase in restricted cash	(195,000)	—
Decrease in interest receivable	274,874	173,125
Increase in receivable for variation margin on open financial futures contracts	(4,063)	—
Decrease in payable to affiliate for investment adviser fee	(12,249)	(10,324)
Decrease in payable to affiliate for distribution and service fees	(7,340)	(6,704)
Decrease in interest expense and fees payable	(10,268)	(978)
Decrease in accrued expenses	(32,165)	(30,078)
Net change in unrealized (appreciation) depreciation from investments	(7,454,277)	(7,383,805)
Net realized loss from investments	1,719,208	27,871
Net cash provided by operating activities	$35,977,637	$35,722,947

Cash Flows From Financing Activities
Proceeds from Fund shares sold	$9,257,978	$6,554,860
Fund shares redeemed	(28,114,073)	(25,045,199)
Distributions paid, net of reinvestments	(325,788)	(648,650)
Repayment of secured borrowings	(9,915,000)	(11,540,000)
Net cash used in financing activities	$(29,096,883)	$(30,678,989)

Net increase in cash	$6,880,754	$5,043,958

Cash at beginning of period	$1,946,423	$926,696

Cash at end of period	$8,827,177	$5,970,654

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$2,443,771	$2,182,722
Cash paid for interest and fees	75,333	64,907

*	Statement of Cash Flows is not required for Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Maryland Fund, Missouri Fund, North Carolina Fund, Tennessee Fund and Virginia Fund.

59	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2014

Financial Highlights

	Alabama Fund — Class A
	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$9.000		$10.020	$9.540	$9.930	$9.290	$9.330

Income (Loss) From Operations
Net investment income(1)	$0.180		$0.356	$0.388	$0.405	$0.402	$0.402
Net realized and unrealized gain (loss)	0.430		(1.018)	0.481	(0.392)	0.634	(0.036)

Total income (loss) from operations	$0.610		$(0.662)	$0.869	$0.013	$1.036	$0.366

Less Distributions
From net investment income	$(0.180)		$(0.355)	$(0.388)	$(0.403)	$(0.396)	$(0.406)
Tax return of capital	—		(0.003)	(0.001)	—	—	—

Total distributions	$(0.180)		$(0.358)	$(0.389)	$(0.403)	$(0.396)	$(0.406)

Net asset value — End of period	$9.430		$9.000	$10.020	$9.540	$9.930	$9.290

Total Return(2)	6.83	%(3)	(6.85)%	9.27%	0.26%	11.37%	4.19%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$35,722		$36,117	$42,461	$42,857	$49,083	$43,090
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.71	%(4)	0.73%	0.74%	0.73%	0.73%	0.80%
Interest and fee expense(5)	0.01	%(4)	0.02%	0.03%	0.03%	0.02%	0.05%
Total expenses before custodian fee reduction	0.72	%(4)	0.75%	0.77%	0.76%	0.75%	0.85%
Expenses after custodian fee reduction excluding interest and fees	0.71	%(4)	0.73%	0.74%	0.73%	0.73%	0.79%
Net investment income	3.95	%(4)	3.62%	3.96%	4.27%	4.18%	4.59%
Portfolio Turnover	3	%(3)	36%	11%	10%	16%	22%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

60	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2014

Financial Highlights — continued

	Alabama Fund — Class B
	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$9.900		$11.020	$10.490	$10.920	$10.230	$10.270

Income (Loss) From Operations
Net investment income(1)	$0.161		$0.312	$0.346	$0.368	$0.365	$0.370
Net realized and unrealized gain (loss)	0.479		(1.120)	0.531	(0.433)	0.684	(0.036)

Total income (loss) from operations	$0.640		$(0.808)	$0.877	$(0.065)	$1.049	$0.334

Less Distributions
From net investment income	$(0.160)		$(0.309)	$(0.346)	$(0.365)	$(0.359)	$(0.374)
Tax return of capital	—		(0.003)	(0.001)	—	—	—

Total distributions	$(0.160)		$(0.312)	$(0.347)	$(0.365)	$(0.359)	$(0.374)

Net asset value — End of period	$10.380		$9.900	$11.020	$10.490	$10.920	$10.230

Total Return(2)	6.51	%(3)	(7.53)%	8.48%	(0.51)%	10.42%	3.56%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$389		$606	$1,304	$1,682	$3,949	$6,380
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.47	%(4)	1.48%	1.49%	1.49%	1.48%	1.55%
Interest and fee expense(5)	0.01	%(4)	0.02%	0.03%	0.03%	0.02%	0.05%
Total expenses before custodian fee reduction	1.48	%(4)	1.50%	1.52%	1.52%	1.50%	1.60%
Expenses after custodian fee reduction excluding interest and fees	1.47	%(4)	1.48%	1.49%	1.49%	1.48%	1.54%
Net investment income	3.20	%(4)	2.87%	3.22%	3.52%	3.46%	3.85%
Portfolio Turnover	3	%(3)	36%	11%	10%	16%	22%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

61	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2014

Financial Highlights — continued

	Alabama Fund — Class C
	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$9.910		$11.030	$10.500	$10.930	$10.230	$10.270

Income (Loss) From Operations
Net investment income(1)	$0.161		$0.310	$0.345	$0.368	$0.361	$0.369
Net realized and unrealized gain (loss)	0.479		(1.117)	0.532	(0.432)	0.698	(0.035)

Total income (loss) from operations	$0.640		$(0.807)	$0.877	$(0.064)	$1.059	$0.334

Less Distributions
From net investment income	$(0.160)		$(0.310)	$(0.346)	$(0.366)	$(0.359)	$(0.374)
Tax return of capital	—		(0.003)	(0.001)	—	—	—

Total distributions	$(0.160)		$(0.313)	$(0.347)	$(0.366)	$(0.359)	$(0.374)

Net asset value — End of period	$10.390		$9.910	$11.030	$10.500	$10.930	$10.230

Total Return(2)	6.50	%(3)	(7.52)%	8.47%	(0.50)%	10.52%	3.55%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,257		$2,410	$2,944	$2,440	$2,935	$1,562
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.46	%(4)	1.47%	1.48%	1.48%	1.48%	1.55%
Interest and fee expense(5)	0.01	%(4)	0.02%	0.03%	0.03%	0.02%	0.05%
Total expenses before custodian fee reduction	1.47	%(4)	1.49%	1.51%	1.51%	1.50%	1.60%
Expenses after custodian fee reduction excluding interest and fees	1.46	%(4)	1.47%	1.48%	1.48%	1.48%	1.54%
Net investment income	3.20	%(4)	2.86%	3.20%	3.52%	3.40%	3.82%
Portfolio Turnover	3	%(3)	36%	11%	10%	16%	22%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

62	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2014

Financial Highlights — continued

	Alabama Fund — Class I
	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$9.000		$10.020	$9.550	$9.930	$9.300	$9.340

Income (Loss) From Operations
Net investment income(1)	$0.190		$0.366	$0.407	$0.423	$0.420	$0.419
Net realized and unrealized gain (loss)	0.439		(1.008)	0.471	(0.380)	0.625	(0.035)

Total income (loss) from operations	$0.629		$(0.642)	$0.878	$0.043	$1.045	$0.384

Less Distributions
From net investment income	$(0.189)		$(0.374)	$(0.407)	$(0.423)	$(0.415)	$(0.424)
Tax return of capital	—		(0.004)	(0.001)	—	—	—

Total distributions	$(0.189)		$(0.378)	$(0.408)	$(0.423)	$(0.415)	$(0.424)

Net asset value — End of period	$9.440		$9.000	$10.020	$9.550	$9.930	$9.300

Total Return(2)	7.05	%(3)	(6.67)%	9.37%	0.56%	11.47%	4.51%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,049		$4,402	$6,272	$5,163	$4,201	$3,343
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.51	%(4)	0.52%	0.54%	0.53%	0.53%	0.60%
Interest and fee expense(5)	0.01	%(4)	0.02%	0.03%	0.03%	0.02%	0.05%
Total expenses before custodian fee reduction	0.52	%(4)	0.54%	0.57%	0.56%	0.55%	0.65%
Expenses after custodian fee reduction excluding interest and fees	0.51	%(4)	0.52%	0.54%	0.53%	0.53%	0.59%
Net investment income	4.15	%(4)	3.71%	4.15%	4.46%	4.37%	4.79%
Portfolio Turnover	3	%(3)	36%	11%	10%	16%	22%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

63	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2014

Financial Highlights — continued

	Arkansas Fund — Class A
	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31,
			2013		2012		2011		2010		2009
Net asset value — Beginning of period	$8.480		$9.260		$8.950		$9.230		$8.870		$9.160

Income (Loss) From Operations
Net investment income(1)	$0.169		$0.333		$0.357		$0.381		$0.377		$0.392
Net realized and unrealized gain (loss)	0.344		(0.783)		0.308		(0.283)		0.356		(0.278)

Total income (loss) from operations	$0.513		$(0.450)		$0.665		$0.098		$0.733		$0.114

Less Distributions
From net investment income	$(0.183)		$(0.328)		$(0.351)		$(0.378)		$(0.373)		$(0.404)
Tax return of capital	—		(0.002)		(0.004)		—		—		—

Total distributions	$(0.183)		$(0.330)		$(0.355)		$(0.378)		$(0.373)		$(0.404)

Net asset value — End of period	$8.810		$8.480		$9.260		$8.950		$9.230		$8.870

Total Return(2)	6.10	%(3)	(5.05)%		7.55%		1.17%		8.39%		1.55%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$46,343		$49,852		$56,072		$57,912		$63,478		$59,111
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.74	%(4)	0.72%		0.73%		0.73%		0.75%		0.78%
Interest and fee expense	—		0.00	%(5)(6)	0.01	%(5)	0.01	%(5)	0.01	%(5)	0.05	%(5)
Total expenses(7)	0.74	%(4)	0.72%		0.74%		0.74%		0.76%		0.83%
Net investment income	3.94	%(4)	3.65%		3.90%		4.27%		4.13%		4.71%
Portfolio Turnover	4	%(3)	13%		10%		7%		8%		18%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(6)	Amount is less than 0.005%.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

64	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2014

Financial Highlights — continued

	Arkansas Fund — Class B
	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31,
			2013		2012		2011		2010		2009
Net asset value — Beginning of period	$9.110		$9.950		$9.610		$9.910		$9.530		$9.850

Income (Loss) From Operations
Net investment income(1)	$0.147		$0.285		$0.310		$0.336		$0.332		$0.356
Net realized and unrealized gain (loss)	0.365		(0.844)		0.338		(0.302)		0.377		(0.311)

Total income (loss) from operations	$0.512		$(0.559)		$0.648		$0.034		$0.709		$0.045

Less Distributions
From net investment income	$(0.162)		$(0.279)		$(0.305)		$(0.334)		$(0.329)		$(0.365)
Tax return of capital	—		(0.002)		(0.003)		—		—		—

Total distributions	$(0.162)		$(0.281)		$(0.308)		$(0.334)		$(0.329)		$(0.365)

Net asset value — End of period	$9.460		$9.110		$9.950		$9.610		$9.910		$9.530

Total Return(2)	5.66	%(3)	(5.78)%		6.82%		0.42%		7.53%		0.80%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,154		$1,512		$2,115		$2,717		$3,178		$3,525
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.49	%(4)	1.48%		1.48%		1.48%		1.50%		1.53%
Interest and fee expense	—		0.00	%(5)(6)	0.01	%(5)	0.01	%(5)	0.01	%(5)	0.05	%(5)
Total expenses(7)	1.49	%(4)	1.48%		1.49%		1.49%		1.51%		1.58%
Net investment income	3.18	%(4)	2.90%		3.16%		3.52%		3.38%		3.98%
Portfolio Turnover	4	%(3)	13%		10%		7%		8%		18%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(6)	Amount is less than 0.005%.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

65	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2014

Financial Highlights — continued

	Arkansas Fund — Class C
	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31,
			2013		2012		2011		2010		2009
Net asset value — Beginning of period	$9.110		$9.950		$9.610		$9.910		$9.530		$9.850

Income (Loss) From Operations
Net investment income(1)	$0.147		$0.284		$0.309		$0.336		$0.329		$0.354
Net realized and unrealized gain (loss)	0.365		(0.843)		0.339		(0.302)		0.380		(0.309)

Total income (loss) from operations	$0.512		$(0.559)		$0.648		$0.034		$0.709		$0.045

Less Distributions
From net investment income	$(0.162)		$(0.279)		$(0.305)		$(0.334)		$(0.329)		$(0.365)
Tax return of capital	—		(0.002)		(0.003)		—		—		—

Total distributions	$(0.162)		$(0.281)		$(0.308)		$(0.334)		$(0.329)		$(0.365)

Net asset value — End of period	$9.460		$9.110		$9.950		$9.610		$9.910		$9.530

Total Return(2)	5.66	%(3)	(5.78)%		6.82%		0.42%		7.53%		0.80%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,399		$6,052		$6,926		$6,409		$6,078		$3,386
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.49	%(4)	1.48%		1.48%		1.48%		1.50%		1.53%
Interest and fee expense	—		0.00	%(5)(6)	0.01	%(5)	0.01	%(5)	0.01	%(5)	0.05	%(5)
Total expenses before custodian fee reduction(7)	1.49	%(4)	1.48%		1.49%		1.49%		1.51%		1.58%
Net investment income	3.20	%(4)	2.90%		3.14%		3.52%		3.35%		3.95%
Portfolio Turnover	4	%(3)	13%		10%		7%		8%		18%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(6)	Amount is less than 0.005%.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

66	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2014

Financial Highlights — continued

	Arkansas Fund — Class I
	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31,						Period Ended August 31, 2010(1)
			2013		2012		2011
Net asset value — Beginning of period	$8.470		$9.250		$8.940		$9.220		$9.130

Income (Loss) From Operations
Net investment income(2)	$0.177		$0.352		$0.373		$0.394		$0.031
Net realized and unrealized gain (loss)	0.344		(0.784)		0.310		(0.277)		0.090

Total income (loss) from operations	$0.521		$(0.432)		$0.683		$0.117		$0.121

Less Distributions
From net investment income	$(0.191)		$(0.345)		$(0.369)		$(0.397)		$(0.031)
Tax return of capital	—		(0.003)		(0.004)		—		—

Total distributions	$(0.191)		$(0.348)		$(0.373)		$(0.397)		$(0.031)

Net asset value — End of period	$8.800		$8.470		$9.250		$8.940		$9.220

Total Return(3)	6.21	%(4)	(4.87)%		7.77%		1.38%		1.32	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,332		$1,948		$2,435		$1,742		$1
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.54	%(5)	0.53%		0.53%		0.53%		0.55	%(5)
Interest and fee expense	—		0.00	%(6)(7)	0.01	%(6)	0.01	%(6)	0.01	%(5)(6)
Total expenses(8)	0.54	%(5)	0.53%		0.54%		0.54%		0.56	%(5)
Net investment income	4.13	%(5)	3.85%		4.07%		4.40%		4.25	%(5)
Portfolio Turnover	4	%(4)	13%		10%		7%		8	%(9)

(1)	For the period from the commencement of operations on August 3, 2010 to August 31, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(7)	Amount is less than 0.005%.

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)	For the year ended August 31, 2010.

67	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2014

Financial Highlights — continued

	Georgia Fund — Class A
	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$8.030		$8.860	$8.440	$8.820	$8.500	$8.730

Income (Loss) From Operations
Net investment income(1)	$0.168		$0.322	$0.352	$0.410	$0.400	$0.391
Net realized and unrealized gain (loss)	0.399		(0.831)	0.419	(0.391)	0.310	(0.229)

Total income (loss) from operations	$0.567		$(0.509)	$0.771	$0.019	$0.710	$0.162

Less Distributions
From net investment income	$(0.167)		$(0.318)	$(0.349)	$(0.399)	$(0.390)	$(0.392)
Tax return of capital	—		(0.003)	(0.002)	—	—	—

Total distributions	$(0.167)		$(0.321)	$(0.351)	$(0.399)	$(0.390)	$(0.392)

Net asset value — End of period	$8.430		$8.030	$8.860	$8.440	$8.820	$8.500

Total Return(2)	7.11	%(3)	(5.98)%	9.31%	0.32%	8.49%	2.30%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$43,194		$45,169	$50,236	$48,635	$58,448	$63,387
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.72	%(4)	0.72%	0.74%	0.76%	0.76%	0.83%
Interest and fee expense(5)	0.04	%(4)	0.04%	0.05%	0.09%	0.09%	0.18%
Total expenses before custodian fee reduction	0.76	%(4)	0.76%	0.79%	0.85%	0.85%	1.01%
Expenses after custodian fee reduction excluding interest and fees	0.72	%(4)	0.72%	0.74%	0.76%	0.76%	0.81%
Net investment income	4.11	%(4)	3.69%	4.06%	4.84%	4.57%	4.92%
Portfolio Turnover	4	%(3)	19%	12%	6%	12%	18%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

68	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2014

Financial Highlights — continued

	Georgia Fund — Class B
	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$8.580		$9.470	$9.020	$9.430	$9.080	$9.320

Income (Loss) From Operations
Net investment income(1)	$0.147		$0.275	$0.309	$0.371	$0.357	$0.354
Net realized and unrealized gain (loss)	0.419		(0.892)	0.446	(0.422)	0.342	(0.241)

Total income (loss) from operations	$0.566		$(0.617)	$0.755	$(0.051)	$0.699	$0.113

Less Distributions
From net investment income	$(0.146)		$(0.270)	$(0.303)	$(0.359)	$(0.349)	$(0.353)
Tax return of capital	—		(0.003)	(0.002)	—	—	—

Total distributions	$(0.146)		$(0.273)	$(0.305)	$(0.359)	$(0.349)	$(0.353)

Net asset value — End of period	$9.000		$8.580	$9.470	$9.020	$9.430	$9.080

Total Return(2)	6.63	%(3)	(6.71)%	8.51%	(0.47)%	7.80%	1.45%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,045		$1,162	$2,157	$3,086	$5,143	$6,387
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.47	%(4)	1.47%	1.49%	1.51%	1.51%	1.57%
Interest and fee expense(5)	0.04	%(4)	0.04%	0.05%	0.09%	0.09%	0.18%
Total expenses before custodian fee reduction	1.51	%(4)	1.51%	1.54%	1.60%	1.60%	1.75%
Expenses after custodian fee reduction excluding interest and fees	1.47	%(4)	1.47%	1.49%	1.51%	1.51%	1.56%
Net investment income	3.37	%(4)	2.94%	3.35%	4.09%	3.81%	4.18%
Portfolio Turnover	4	%(3)	19%	12%	6%	12%	18%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

69	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2014

Financial Highlights — continued

	Georgia Fund — Class C
	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$8.580		$9.480	$9.030	$9.430	$9.090	$9.330

Income (Loss) From Operations
Net investment income(1)	$0.147		$0.275	$0.306	$0.372	$0.357	$0.354
Net realized and unrealized gain (loss)	0.429		(0.902)	0.450	(0.413)	0.333	(0.241)

Total income (loss) from operations	$0.576		$(0.627)	$0.756	$(0.041)	$0.690	$0.113

Less Distributions
From net investment income	$(0.146)		$(0.270)	$(0.304)	$(0.359)	$(0.350)	$(0.353)
Tax return of capital	—		(0.003)	(0.002)	—	—	—

Total distributions	$(0.146)		$(0.273)	$(0.306)	$(0.359)	$(0.350)	$(0.353)

Net asset value — End of period	$9.010		$8.580	$9.480	$9.030	$9.430	$9.090

Total Return(2)	6.75	%(3)	(6.81)%	8.50%	(0.36)%	7.69%	1.56%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,349		$5,683	$7,277	$6,996	$9,621	$8,190
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.47	%(4)	1.47%	1.49%	1.51%	1.51%	1.57%
Interest and fee expense(5)	0.04	%(4)	0.04%	0.05%	0.09%	0.09%	0.18%
Total expenses before custodian fee reduction	1.51	%(4)	1.51%	1.54%	1.60%	1.60%	1.75%
Expenses after custodian fee reduction excluding interest and fees	1.47	%(4)	1.47%	1.49%	1.51%	1.51%	1.56%
Net investment income	3.36	%(4)	2.93%	3.31%	4.10%	3.81%	4.16%
Portfolio Turnover	4	%(3)	19%	12%	6%	12%	18%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

70	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2014

Financial Highlights — continued

	Georgia Fund — Class I
	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$8.050		$8.890	$8.470	$8.850	$8.520	$8.750

Income (Loss) From Operations
Net investment income(1)	$0.177		$0.341	$0.367	$0.427	$0.419	$0.407
Net realized and unrealized gain (loss)	0.399		(0.842)	0.422	(0.390)	0.319	(0.228)

Total income (loss) from operations	$0.576		$(0.501)	$0.789	$0.037	$0.738	$0.179

Less Distributions
From net investment income	$(0.176)		$(0.336)	$(0.366)	$(0.417)	$(0.408)	$(0.409)
Tax return of capital	—		(0.003)	(0.003)	—	—	—

Total distributions	$(0.176)		$(0.339)	$(0.369)	$(0.417)	$(0.408)	$(0.409)

Net asset value — End of period	$8.450		$8.050	$8.890	$8.470	$8.850	$8.520

Total Return(2)	7.21	%(3)	(5.87)%	9.50%	0.53%	8.81%	2.51%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$8,233		$8,352	$12,462	$9,207	$8,725	$6,555
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.52	%(4)	0.52%	0.54%	0.56%	0.56%	0.62%
Interest and fee expense(5)	0.04	%(4)	0.04%	0.05%	0.09%	0.09%	0.18%
Total expenses before custodian fee reduction	0.56	%(4)	0.56%	0.59%	0.65%	0.65%	0.80%
Expenses after custodian fee reduction excluding interest and fees	0.52	%(4)	0.52%	0.54%	0.56%	0.56%	0.61%
Net investment income	4.31	%(4)	3.88%	4.22%	5.03%	4.77%	5.12%
Portfolio Turnover	4	%(3)	19%	12%	6%	12%	18%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

71	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2014

Financial Highlights — continued

	Kentucky Fund — Class A
	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$8.410		$8.970	$8.610	$8.890	$8.410	$8.610

Income (Loss) From Operations
Net investment income(1)	$0.176		$0.339	$0.349	$0.371	$0.380	$0.382
Net realized and unrealized gain (loss)	0.290		(0.560)	0.359	(0.281)	0.473	(0.200)

Total income (loss) from operations	$0.466		$(0.221)	$0.708	$0.090	$0.853	$0.182

Less Distributions
From net investment income	$(0.176)		$(0.339)	$(0.348)	$(0.370)	$(0.373)	$(0.382)

Total distributions	$(0.176)		$(0.339)	$(0.348)	$(0.370)	$(0.373)	$(0.382)

Net asset value — End of period	$8.700		$8.410	$8.970	$8.610	$8.890	$8.410

Total Return(2)	5.59	%(3)	(2.63)%	8.36%	1.13%	10.32%	2.44%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$37,474		$38,999	$44,184	$47,322	$48,929	$46,662
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	0.73	%(4)	0.72%	0.73%	0.74%	0.74%	0.78%
Expenses after custodian fee reduction	0.73	%(4)	0.72%	0.73%	0.73%	0.74%	0.77%
Net investment income	4.15	%(4)	3.78%	3.96%	4.33%	4.36%	4.75%
Portfolio Turnover	1	%(3)	14%	12%	7%	7%	15%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

72	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2014

Financial Highlights — continued

	Kentucky Fund — Class B
	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$9.080		$9.690	$9.300	$9.600	$9.080	$9.300

Income (Loss) From Operations
Net investment income(1)	$0.156		$0.292	$0.307	$0.332	$0.341	$0.347
Net realized and unrealized gain (loss)	0.310		(0.609)	0.387	(0.301)	0.513	(0.222)

Total income (loss) from operations	$0.466		$(0.317)	$0.694	$0.031	$0.854	$0.125

Less Distributions
From net investment income	$(0.156)		$(0.293)	$(0.304)	$(0.331)	$(0.334)	$(0.345)

Total distributions	$(0.156)		$(0.293)	$(0.304)	$(0.331)	$(0.334)	$(0.345)

Net asset value — End of period	$9.390		$9.080	$9.690	$9.300	$9.600	$9.080

Total Return(2)	5.17	%(3)	(3.41)%	7.57%	0.41%	9.54%	1.60%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$307		$325	$671	$1,090	$2,607	$4,186
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	1.48	%(4)	1.47%	1.48%	1.49%	1.49%	1.53%
Expenses after custodian fee reduction	1.48	%(4)	1.47%	1.48%	1.48%	1.49%	1.52%
Net investment income	3.40	%(4)	3.01%	3.23%	3.59%	3.62%	4.01%
Portfolio Turnover	1	%(3)	14%	12%	7%	7%	15%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

73	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2014

Financial Highlights — continued

	Kentucky Fund — Class C
	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$9.090		$9.690	$9.300	$9.600	$9.090	$9.300

Income (Loss) From Operations
Net investment income(1)	$0.156		$0.293	$0.303	$0.331	$0.341	$0.348
Net realized and unrealized gain (loss)	0.310		(0.599)	0.391	(0.300)	0.504	(0.213)

Total income (loss) from operations	$0.466		$(0.306)	$0.694	$0.031	$0.845	$0.135

Less Distributions
From net investment income	$(0.156)		$(0.294)	$(0.304)	$(0.331)	$(0.335)	$(0.345)

Total distributions	$(0.156)		$(0.294)	$(0.304)	$(0.331)	$(0.335)	$(0.345)

Net asset value — End of period	$9.400		$9.090	$9.690	$9.300	$9.600	$9.090

Total Return(2)	5.16	%(3)	(3.30)%	7.57%	0.40%	9.42%	1.71%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,566		$3,693	$3,696	$2,445	$2,243	$2,509
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	1.48	%(4)	1.47%	1.48%	1.49%	1.49%	1.53%
Expenses after custodian fee reduction	1.48	%(4)	1.47%	1.48%	1.48%	1.49%	1.52%
Net investment income	3.40	%(4)	3.02%	3.18%	3.57%	3.61%	4.00%
Portfolio Turnover	1	%(3)	14%	12%	7%	7%	15%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

74	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2014

Financial Highlights — continued

	Kentucky Fund — Class I
	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31,			Period Ended August 31, 2010(1)
			2013	2012	2011
Net asset value — Beginning of period	$8.410		$8.970	$8.610	$8.890	$8.780

Income (Loss) From Operations
Net investment income(2)	$0.185		$0.357	$0.362	$0.385	$0.031
Net realized and unrealized gain (loss)	0.290		(0.560)	0.364	(0.275)	0.110

Total income (loss) from operations	$0.475		$(0.203)	$0.726	$0.110	$0.141

Less Distributions
From net investment income	$(0.185)		$(0.357)	$(0.366)	$(0.390)	$(0.031)

Total distributions	$(0.185)		$(0.357)	$(0.366)	$(0.390)	$(0.031)

Net asset value — End of period	$8.700		$8.410	$8.970	$8.610	$8.890

Total Return(3)	5.69	%(4)	(2.43)%	8.58%	1.35%	1.60	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,703		$8,020	$6,420	$512	$1
Ratios (as a percentage of average daily net assets):
Total expenses(5)	0.53	%(6)	0.52%	0.53%	0.53%	0.56	%(6)
Net investment income	4.35	%(6)	3.99%	4.06%	4.48%	4.40	%(6)
Portfolio Turnover	1	%(4)	14%	12%	7%	7	%(7)

(1)	For the period from the commencement of operations on August 3, 2010 to August 31, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	For the year ended August 31, 2010.

75	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2014

Financial Highlights — continued

	Maryland Fund — Class A
	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$8.620		$9.420	$8.840	$9.150	$8.670	$8.900

Income (Loss) From Operations
Net investment income(1)	$0.172		$0.339	$0.365	$0.397	$0.391	$0.403
Net realized and unrealized gain (loss)	0.348		(0.804)	0.576	(0.316)	0.474	(0.226)

Total income (loss) from operations	$0.520		$(0.465)	$0.941	$0.081	$0.865	$0.177

Less Distributions
From net investment income	$(0.170)		$(0.335)	$(0.361)	$(0.391)	$(0.385)	$(0.407)

Total distributions	$(0.170)		$(0.335)	$(0.361)	$(0.391)	$(0.385)	$(0.407)

Net asset value — End of period	$8.970		$8.620	$9.420	$8.840	$9.150	$8.670

Total Return(2)	6.07	%(3)	(5.14)%	10.81%	1.03%	10.15%	2.43%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$49,406		$50,085	$62,306	$57,801	$75,279	$75,555
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.75	%(4)	0.75%	0.75%	0.78%	0.78%	0.82%
Interest and fee expense(5)	0.05	%(4)	0.03%	0.04%	0.04%	0.03%	0.10%
Total expenses before custodian fee reduction	0.80	%(4)	0.78%	0.79%	0.82%	0.81%	0.92%
Expenses after custodian fee reduction excluding interest and fees	0.75	%(4)	0.75%	0.75%	0.78%	0.78%	0.81%
Net investment income	3.94	%(4)	3.63%	3.96%	4.53%	4.35%	4.97%
Portfolio Turnover	0	%(3)	10%	12%	1%	7%	16%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

76	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2014

Financial Highlights — continued

	Maryland Fund — Class B
	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$9.400		$10.270	$9.640	$9.980	$9.460	$9.700

Income (Loss) From Operations
Net investment income(1)	$0.152		$0.293	$0.325	$0.361	$0.353	$0.374
Net realized and unrealized gain (loss)	0.377		(0.874)	0.624	(0.346)	0.517	(0.239)

Total income (loss) from operations	$0.529		$(0.581)	$0.949	$0.015	$0.870	$0.135

Less Distributions
From net investment income	$(0.149)		$(0.289)	$(0.319)	$(0.355)	$(0.350)	$(0.375)

Total distributions	$(0.149)		$(0.289)	$(0.319)	$(0.355)	$(0.350)	$(0.375)

Net asset value — End of period	$9.780		$9.400	$10.270	$9.640	$9.980	$9.460

Total Return(2)	5.66	%(3)	(5.83)%	9.96%	0.26%	9.33%	1.76%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,384		$1,738	$2,286	$3,494	$5,930	$7,742
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.50	%(4)	1.50%	1.50%	1.53%	1.53%	1.58%
Interest and fee expense(5)	0.05	%(4)	0.03%	0.04%	0.04%	0.03%	0.10%
Total expenses before custodian fee reduction	1.55	%(4)	1.53%	1.54%	1.57%	1.56%	1.68%
Expenses after custodian fee reduction excluding interest and fees	1.50	%(4)	1.50%	1.50%	1.53%	1.53%	1.56%
Net investment income	3.19	%(4)	2.88%	3.25%	3.78%	3.61%	4.23%
Portfolio Turnover	0	%(3)	10%	12%	1%	7%	16%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

77	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2014

Financial Highlights — continued

	Maryland Fund — Class C
	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$9.400		$10.280	$9.640	$9.980	$9.460	$9.710

Income (Loss) From Operations
Net investment income(1)	$0.153		$0.291	$0.321	$0.361	$0.352	$0.373
Net realized and unrealized gain (loss)	0.386		(0.882)	0.638	(0.346)	0.518	(0.248)

Total income (loss) from operations	$0.539		$(0.591)	$0.959	$0.015	$0.870	$0.125

Less Distributions
From net investment income	$(0.149)		$(0.289)	$(0.319)	$(0.355)	$(0.350)	$(0.375)

Total distributions	$(0.149)		$(0.289)	$(0.319)	$(0.355)	$(0.350)	$(0.375)

Net asset value — End of period	$9.790		$9.400	$10.280	$9.640	$9.980	$9.460

Total Return(2)	5.77	%(3)	(5.92)%	10.07%	0.26%	9.33%	1.65%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$15,556		$16,493	$16,094	$11,488	$15,194	$12,388
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.50	%(4)	1.50%	1.50%	1.53%	1.52%	1.57%
Interest and fee expense(5)	0.05	%(4)	0.03%	0.04%	0.04%	0.03%	0.10%
Total expenses before custodian fee reduction	1.55	%(4)	1.53%	1.54%	1.57%	1.55%	1.67%
Expenses after custodian fee reduction excluding interest and fees	1.50	%(4)	1.50%	1.50%	1.53%	1.52%	1.56%
Net investment income	3.20	%(4)	2.86%	3.19%	3.78%	3.59%	4.20%
Portfolio Turnover	0	%(3)	10%	12%	1%	7%	16%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

78	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2014

Financial Highlights — continued

	Maryland Fund — Class I
	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$8.640		$9.440	$8.860	$9.170	$8.680	$8.900

Income (Loss) From Operations
Net investment income(1)	$0.182		$0.356	$0.382	$0.416	$0.406	$0.419
Net realized and unrealized gain (loss)	0.347		(0.802)	0.579	(0.316)	0.487	(0.216)

Total income (loss) from operations	$0.529		$(0.446)	$0.961	$0.100	$0.893	$0.203

Less Distributions
From net investment income	$(0.179)		$(0.354)	$(0.381)	$(0.410)	$(0.403)	$(0.423)

Total distributions	$(0.179)		$(0.354)	$(0.381)	$(0.410)	$(0.403)	$(0.423)

Net asset value — End of period	$8.990		$8.640	$9.440	$8.860	$9.170	$8.680

Total Return(2)	6.16	%(3)	(4.93)%	11.02%	1.24%	10.47%	2.75%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,543		$4,595	$3,805	$2,452	$5,565	$448
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.55	%(4)	0.55%	0.55%	0.58%	0.58%	0.61%
Interest and fee expense(5)	0.05	%(4)	0.03%	0.04%	0.04%	0.03%	0.10%
Total expenses(6)	0.60	%(4)	0.58%	0.59%	0.62%	0.61%	0.71%
Net investment income	4.15	%(4)	3.82%	4.14%	4.75%	4.50%	5.16%
Portfolio Turnover	0	%(3)	10%	12%	1%	7%	16%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

79	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2014

Financial Highlights — continued

	Missouri Fund — Class A
	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$8.870		$9.830	$9.180	$9.570	$9.080	$9.370

Income (Loss) From Operations
Net investment income(1)	$0.179		$0.348	$0.365	$0.390	$0.386	$0.389
Net realized and unrealized gain (loss)	0.457		(0.963)	0.647	(0.393)	0.473	(0.288)

Total income (loss) from operations	$0.636		$(0.615)	$1.012	$(0.003)	$0.859	$0.101

Less Distributions
From net investment income	$(0.186)		$(0.345)	$(0.362)	$(0.387)	$(0.369)	$(0.391)

Total distributions	$(0.186)		$(0.345)	$(0.362)	$(0.387)	$(0.369)	$(0.391)

Net asset value — End of period	$9.320		$8.870	$9.830	$9.180	$9.570	$9.080

Total Return(2)	7.23	%(3)	(6.49)%	11.20%	0.09%	9.63%	1.41%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$61,793		$61,391	$80,768	$76,391	$95,047	$89,556
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.72	%(4)	0.72%	0.73%	0.74%	0.75%	0.80%
Interest and fee expense(5)	0.01	%(4)	0.02%	0.02%	0.03%	0.02%	0.04%
Total expenses before custodian fee reduction	0.73	%(4)	0.74%	0.75%	0.77%	0.77%	0.84%
Expenses after custodian fee reduction excluding interest and fees	0.72	%(4)	0.72%	0.73%	0.74%	0.75%	0.79%
Net investment income	3.97	%(4)	3.59%	3.82%	4.28%	4.12%	4.51%
Portfolio Turnover	9	%(3)	10%	12%	6%	9%	21%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

80	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2014

Financial Highlights — continued

	Missouri Fund — Class B
	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$9.810		$10.870	$10.140	$10.580	$10.040	$10.360

Income (Loss) From Operations
Net investment income(1)	$0.160		$0.304	$0.327	$0.354	$0.349	$0.359
Net realized and unrealized gain (loss)	0.499		(1.063)	0.724	(0.442)	0.523	(0.320)

Total income (loss) from operations	$0.659		$(0.759)	$1.051	$(0.088)	$0.872	$0.039

Less Distributions
From net investment income	$(0.169)		$(0.301)	$(0.321)	$(0.352)	$(0.332)	$(0.359)

Total distributions	$(0.169)		$(0.301)	$(0.321)	$(0.352)	$(0.332)	$(0.359)

Net asset value — End of period	$10.300		$9.810	$10.870	$10.140	$10.580	$10.040

Total Return(2)	6.76	%(3)	(7.17)%	10.50%	(0.74)%	8.82%	0.64%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,291		$1,245	$1,936	$2,618	$4,467	$6,542
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.47	%(4)	1.47%	1.48%	1.50%	1.50%	1.55%
Interest and fee expense(5)	0.01	%(4)	0.02%	0.02%	0.03%	0.02%	0.04%
Total expenses before custodian fee reduction	1.48	%(4)	1.49%	1.50%	1.53%	1.52%	1.59%
Expenses after custodian fee reduction excluding interest and fees	1.47	%(4)	1.47%	1.48%	1.50%	1.50%	1.54%
Net investment income	3.22	%(4)	2.84%	3.11%	3.52%	3.38%	3.77%
Portfolio Turnover	9	%(3)	10%	12%	6%	9%	21%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

81	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2014

Financial Highlights — continued

	Missouri Fund — Class C
	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$9.800		$10.860	$10.140	$10.570	$10.030	$10.350

Income (Loss) From Operations
Net investment income(1)	$0.160		$0.303	$0.321	$0.354	$0.348	$0.359
Net realized and unrealized gain (loss)	0.498		(1.062)	0.719	(0.432)	0.524	(0.320)

Total income (loss) from operations	$0.658		$(0.759)	$1.040	$(0.078)	$0.872	$0.039

Less Distributions
From net investment income	$(0.168)		$(0.301)	$(0.320)	$(0.352)	$(0.332)	$(0.359)

Total distributions	$(0.168)		$(0.301)	$(0.320)	$(0.352)	$(0.332)	$(0.359)

Net asset value — End of period	$10.290		$9.800	$10.860	$10.140	$10.570	$10.030

Total Return(2)	6.77	%(3)	(7.18)%	10.40%	(0.65)%	8.82%	0.64%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,862		$6,061	$6,380	$4,796	$5,856	$5,553
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.47	%(4)	1.47%	1.48%	1.50%	1.49%	1.55%
Interest and fee expense(5)	0.01	%(4)	0.02%	0.02%	0.03%	0.02%	0.04%
Total expenses before custodian fee reduction	1.48	%(4)	1.49%	1.50%	1.53%	1.51%	1.59%
Expenses after custodian fee reduction excluding interest and fees	1.47	%(4)	1.47%	1.48%	1.50%	1.49%	1.54%
Net investment income	3.22	%(4)	2.84%	3.04%	3.52%	3.37%	3.76%
Portfolio Turnover	9	%(3)	10%	12%	6%	9%	21%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

82	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2014

Financial Highlights — continued

	Missouri Fund — Class I
	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31,			Period Ended August 31, 2010(1)
			2013	2012	2011
Net asset value — Beginning of period	$8.890		$9.850	$9.190	$9.580	$9.370

Income (Loss) From Operations
Net investment income(2)	$0.191		$0.367	$0.376	$0.402	$0.032
Net realized and unrealized gain (loss)	0.445		(0.962)	0.665	(0.386)	0.210

Total income (loss) from operations	$0.636		$(0.595)	$1.041	$0.016	$0.242

Less Distributions
From net investment income	$(0.196)		$(0.365)	$(0.381)	$(0.406)	$(0.032)

Total distributions	$(0.196)		$(0.365)	$(0.381)	$(0.406)	$(0.032)

Net asset value — End of period	$9.330		$8.890	$9.850	$9.190	$9.580

Total Return(3)	7.22	%(4)	(6.28)%	11.52%	0.30%	2.58	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,221		$3,753	$2,310	$760	$1
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.52	%(5)	0.52%	0.53%	0.54%	0.56	%(5)
Interest and fee expense(6)	0.01	%(5)	0.02%	0.02%	0.03%	0.02	%(5)
Total expenses(7)	0.53	%(5)	0.54%	0.55%	0.57%	0.58	%(5)
Net investment income	4.24	%(5)	3.80%	3.91%	4.41%	4.19	%(5)
Portfolio Turnover	9	%(4)	10%	12%	6%	9	%(8)

(1)	For the period from the commencement of operations on August 3, 2010 to August 31, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	For the year ended August 31, 2010.

83	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2014

Financial Highlights — continued

	North Carolina Fund — Class A
	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$8.340		$9.480	$8.820	$9.340	$8.810	$8.810

Income (Loss) From Operations
Net investment income(1)	$0.191		$0.374	$0.407	$0.437	$0.429	$0.418
Net realized and unrealized gain (loss)	0.563		(1.143)	0.656	(0.525)	0.513	(0.019)

Total income (loss) from operations	$0.754		$(0.769)	$1.063	$(0.088)	$0.942	$0.399

Less Distributions
From net investment income	$(0.194)		$(0.371)	$(0.403)	$(0.432)	$(0.412)	$(0.399)

Total distributions	$(0.194)		$(0.371)	$(0.403)	$(0.432)	$(0.412)	$(0.399)

Net asset value — End of period	$8.900		$8.340	$9.480	$8.820	$9.340	$8.810

Total Return(2)	9.13	%(3)	(8.46)%	12.27%	(0.79)%	10.92%	4.99%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$75,166		$78,864	$87,573	$74,111	$86,047	$78,245
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.75	%(4)	0.74%	0.75%	0.78%	0.77%	0.82%
Interest and fee expense(5)	0.07	%(4)	0.06%	0.07%	0.09%	0.08%	0.11%
Total expenses(6)	0.82	%(4)	0.80%	0.82%	0.87%	0.85%	0.93%
Net investment income	4.48	%(4)	4.00%	4.41%	4.98%	4.72%	5.11%
Portfolio Turnover	4	%(3)	14%	8%	7%	10%	42%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense primarily relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

84	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2014

Financial Highlights — continued

	North Carolina Fund — Class B
	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$8.970		$10.190	$9.490	$10.050	$9.480	$9.470

Income (Loss) From Operations
Net investment income(1)	$0.171		$0.328	$0.366	$0.398	$0.389	$0.383
Net realized and unrealized gain (loss)	0.604		(1.225)	0.693	(0.565)	0.555	(0.011)

Total income (loss) from operations	$0.775		$(0.897)	$1.059	$(0.167)	$0.944	$0.372

Less Distributions
From net investment income	$(0.175)		$(0.323)	$(0.359)	$(0.393)	$(0.374)	$(0.362)

Total distributions	$(0.175)		$(0.323)	$(0.359)	$(0.393)	$(0.374)	$(0.362)

Net asset value — End of period	$9.570		$8.970	$10.190	$9.490	$10.050	$9.480

Total Return(2)	8.70	%(3)	(9.09)%	11.33%	(1.54)%	10.14%	4.30%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$935		$1,103	$2,091	$2,544	$4,220	$5,209
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.50	%(4)	1.49%	1.50%	1.53%	1.52%	1.57%
Interest and fee expense(5)	0.07	%(4)	0.06%	0.07%	0.09%	0.08%	0.11%
Total expenses(6)	1.57	%(4)	1.55%	1.57%	1.62%	1.60%	1.68%
Net investment income	3.74	%(4)	3.24%	3.70%	4.22%	3.98%	4.37%
Portfolio Turnover	4	%(3)	14%	8%	7%	10%	42%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense primarily relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

85	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2014

Financial Highlights — continued

	North Carolina Fund — Class C
	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$8.970		$10.190	$9.490	$10.050	$9.480	$9.470

Income (Loss) From Operations
Net investment income(1)	$0.171		$0.327	$0.360	$0.398	$0.385	$0.384
Net realized and unrealized gain (loss)	0.604		(1.224)	0.699	(0.564)	0.558	(0.012)

Total income (loss) from operations	$0.775		$(0.897)	$1.059	$(0.166)	$0.943	$0.372

Less Distributions
From net investment income	$(0.175)		$(0.323)	$(0.359)	$(0.394)	$(0.373)	$(0.362)

Total distributions	$(0.175)		$(0.323)	$(0.359)	$(0.394)	$(0.373)	$(0.362)

Net asset value — End of period	$9.570		$8.970	$10.190	$9.490	$10.050	$9.480

Total Return(2)	8.70	%(3)	(9.09)%	11.32%	(1.54)%	10.13%	4.30%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$19,994		$20,150	$21,402	$13,509	$14,952	$8,734
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.50	%(4)	1.49%	1.49%	1.53%	1.52%	1.57%
Interest and fee expense(5)	0.07	%(4)	0.06%	0.07%	0.09%	0.08%	0.11%
Total expenses(6)	1.57	%(4)	1.55%	1.56%	1.62%	1.60%	1.68%
Net investment income	3.73	%(4)	3.25%	3.63%	4.22%	3.94%	4.36%
Portfolio Turnover	4	%(3)	14%	8%	7%	10%	42%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense primarily relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

86	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2014

Financial Highlights — continued

	North Carolina Fund — Class I
	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$8.360		$9.500	$8.840	$9.370	$8.830	$8.820

Income (Loss) From Operations
Net investment income(1)	$0.200		$0.394	$0.426	$0.455	$0.447	$0.437
Net realized and unrealized gain (loss)	0.563		(1.144)	0.656	(0.535)	0.523	(0.010)

Total income (loss) from operations	$0.763		$(0.750)	$1.082	$(0.080)	$0.970	$0.427

Less Distributions
From net investment income	$(0.203)		$(0.390)	$(0.422)	$(0.450)	$(0.430)	$(0.417)

Total distributions	$(0.203)		$(0.390)	$(0.422)	$(0.450)	$(0.430)	$(0.417)

Net asset value — End of period	$8.920		$8.360	$9.500	$8.840	$9.370	$8.830

Total Return(2)	9.22	%(3)	(8.25)%	12.35%	(0.57)%	11.23%	5.32%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$15,230		$15,958	$18,174	$14,491	$17,125	$8,303
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.55	%(4)	0.54%	0.55%	0.58%	0.58%	0.63%
Interest and fee expense(5)	0.07	%(4)	0.06%	0.07%	0.09%	0.08%	0.11%
Total expenses before custodian fee reduction	0.62	%(4)	0.60%	0.62%	0.67%	0.66%	0.74%
Expenses after custodian fee reduction excluding interest and fees	0.55	%(4)	0.54%	0.55%	0.58%	0.58%	0.62%
Net investment income	4.67	%(4)	4.20%	4.61%	5.18%	4.91%	5.33%
Portfolio Turnover	4	%(3)	14%	8%	7%	10%	42%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

87	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2014

Financial Highlights — continued

	Oregon Fund — Class A
	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$8.070		$9.570	$8.630	$9.180	$8.510	$8.720

Income (Loss) From Operations
Net investment income(1)	$0.206		$0.380	$0.414	$0.443	$0.413	$0.399
Net realized and unrealized gain (loss)	0.396		(1.504)	0.939	(0.554)	0.648	(0.210)

Total income (loss) from operations	$0.602		$(1.124)	$1.353	$(0.111)	$1.061	$0.189

Less Distributions
From net investment income	$(0.202)		$(0.376)	$(0.413)	$(0.439)	$(0.391)	$(0.399)

Total distributions	$(0.202)		$(0.376)	$(0.413)	$(0.439)	$(0.391)	$(0.399)

Net asset value — End of period	$8.470		$8.070	$9.570	$8.630	$9.180	$8.510

Total Return(2)	7.40	%(3)	(12.19)%	15.95%	(1.01)%	12.77%	2.65%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$87,126		$89,102	$115,323	$99,049	$126,583	$118,827
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.75	%(4)	0.73%	0.74%	0.77%	0.78%	0.82%
Interest and fee expense(5)	0.11	%(4)	0.08%	0.10%	0.10%	0.04%	0.12%
Total expenses before custodian fee reduction	0.86	%(4)	0.81%	0.84%	0.87%	0.82%	0.94%
Expenses after custodian fee reduction excluding interest and fees	0.74	%(4)	0.73%	0.74%	0.77%	0.78%	0.81%
Net investment income	5.00	%(4)	4.05%	4.50%	5.21%	4.71%	5.05%
Portfolio Turnover	11	%(3)	40%	17%	12%	22%	42%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

88	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2014

Financial Highlights — continued

	Oregon Fund — Class B
	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$8.830		$10.460	$9.440	$10.040	$9.310	$9.540

Income (Loss) From Operations
Net investment income(1)	$0.192		$0.338	$0.380	$0.414	$0.380	$0.372
Net realized and unrealized gain (loss)	0.425		(1.634)	1.016	(0.604)	0.708	(0.233)

Total income (loss) from operations	$0.617		$(1.296)	$1.396	$(0.190)	$1.088	$0.139

Less Distributions
From net investment income	$(0.187)		$(0.334)	$(0.376)	$(0.410)	$(0.358)	$(0.369)

Total distributions	$(0.187)		$(0.334)	$(0.376)	$(0.410)	$(0.358)	$(0.369)

Net asset value — End of period	$9.260		$8.830	$10.460	$9.440	$10.040	$9.310

Total Return(2)	7.04	%(3)	(12.75)%	15.00%	(1.73)%	11.92%	1.85%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,778		$3,186	$5,927	$6,873	$10,773	$12,114
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.50	%(4)	1.48%	1.49%	1.52%	1.53%	1.56%
Interest and fee expense(5)	0.11	%(4)	0.08%	0.10%	0.10%	0.04%	0.12%
Total expenses(6)	1.61	%(4)	1.56%	1.59%	1.62%	1.57%	1.68%
Net investment income	4.26	%(4)	3.29%	3.78%	4.44%	3.96%	4.31%
Portfolio Turnover	11	%(3)	40%	17%	12%	22%	42%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

89	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2014

Financial Highlights — continued

	Oregon Fund — Class C
	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$8.840		$10.470	$9.450	$10.050	$9.320	$9.550

Income (Loss) From Operations
Net investment income(1)	$0.193		$0.339	$0.376	$0.415	$0.380	$0.371
Net realized and unrealized gain (loss)	0.425		(1.634)	1.020	(0.605)	0.708	(0.232)

Total income (loss) from operations	$0.618		$(1.295)	$1.396	$(0.190)	$1.088	$0.139

Less Distributions
From net investment income	$(0.188)		$(0.335)	$(0.376)	$(0.410)	$(0.358)	$(0.369)

Total distributions	$(0.188)		$(0.335)	$(0.376)	$(0.410)	$(0.358)	$(0.369)

Net asset value — End of period	$9.270		$8.840	$10.470	$9.450	$10.050	$9.320

Total Return(2)	7.04	%(3)	(12.74)%	14.99%	(1.72)%	11.91%	1.85%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$14,252		$17,275	$23,894	$16,815	$21,031	$19,429
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.50	%(4)	1.48%	1.48%	1.52%	1.53%	1.57%
Interest and fee expense(5)	0.11	%(4)	0.08%	0.10%	0.10%	0.04%	0.12%
Total expenses before custodian fee reduction	1.61	%(4)	1.56%	1.58%	1.62%	1.57%	1.69%
Expenses after custodian fee reduction excluding interest and fees	1.50	%(4)	1.48%	1.48%	1.52%	1.53%	1.56%
Net investment income	4.27	%(4)	3.30%	3.72%	4.46%	3.96%	4.29%
Portfolio Turnover	11	%(3)	40%	17%	12%	22%	42%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

90	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2014

Financial Highlights — continued

	Oregon Fund — Class I
	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31,			Period Ended August 31, 2010(1)
			2013	2012	2011
Net asset value — Beginning of period	$8.070		$9.560	$8.620	$9.180	$8.850

Income (Loss) From Operations
Net investment income(2)	$0.215		$0.397	$0.419	$0.461	$0.033
Net realized and unrealized gain (loss)	0.385		(1.493)	0.951	(0.566)	0.330

Total income (loss) from operations	$0.600		$(1.096)	$1.370	$(0.105)	$0.363

Less Distributions
From net investment income	$(0.210)		$(0.394)	$(0.430)	$(0.455)	$(0.033)

Total distributions	$(0.210)		$(0.394)	$(0.430)	$(0.455)	$(0.033)

Net asset value — End of period	$8.460		$8.070	$9.560	$8.620	$9.180

Total Return(3)	7.50	%(4)	(11.92)%	16.19%	(0.92)%	4.11	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$8,051		$13,092	$26,776	$3,262	$1
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.55	%(5)	0.53%	0.53%	0.57%	0.60	%(5)
Interest and fee expense(6)	0.11	%(5)	0.08%	0.10%	0.10%	0.04	%(5)
Total expenses(7)	0.66	%(5)	0.61%	0.63%	0.67%	0.64	%(5)
Net investment income	5.24	%(5)	4.21%	4.48%	5.44%	4.66	%(5)
Portfolio Turnover	11	%(4)	40%	17%	12%	22	%(8)

(1)	For the period from the commencement of operations on August 3, 2010 to August 31, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	For the year ended August 31, 2010.

91	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2014

Financial Highlights — continued

	South Carolina Fund — Class A
	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$8.500		$9.690	$8.930	$9.530	$8.870	$9.100

Income (Loss) From Operations
Net investment income(1)	$0.206		$0.382	$0.401	$0.442	$0.413	$0.405
Net realized and unrealized gain (loss)	0.528		(1.193)	0.758	(0.603)	0.639	(0.233)

Total income (loss) from operations	$0.734		$(0.811)	$1.159	$(0.161)	$1.052	$0.172

Less Distributions
From net investment income	$(0.204)		$(0.379)	$(0.399)	$(0.439)	$(0.392)	$(0.402)

Total distributions	$(0.204)		$(0.379)	$(0.399)	$(0.439)	$(0.392)	$(0.402)

Net asset value — End of period	$9.030		$8.500	$9.690	$8.930	$9.530	$8.870

Total Return(2)	8.71	%(3)	(8.73)%	13.21%	(1.52)%	12.12%	2.23%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$74,827		$76,573	$93,466	$78,406	$109,294	$103,451
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.74	%(4)	0.72%	0.74%	0.76%	0.75%	0.80%
Interest and fee expense(5)	0.10	%(4)	0.07%	0.07%	0.10%	0.04%	0.10%
Total expenses(6)	0.84	%(4)	0.79%	0.81%	0.86%	0.79%	0.90%
Net investment income	4.74	%(4)	3.98%	4.28%	4.99%	4.51%	4.91%
Portfolio Turnover	4	%(3)	44%	30%	14%	26%	44%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense primarily relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

92	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2014

Financial Highlights — continued

	South Carolina Fund — Class B
	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$9.020		$10.270	$9.470	$10.110	$9.410	$9.650

Income (Loss) From Operations
Net investment income(1)	$0.184		$0.329	$0.354	$0.398	$0.365	$0.364
Net realized and unrealized gain (loss)	0.547		(1.253)	0.795	(0.643)	0.680	(0.246)

Total income (loss) from operations	$0.731		$(0.924)	$1.149	$(0.245)	$1.045	$0.118

Less Distributions
From net investment income	$(0.181)		$(0.326)	$(0.349)	$(0.395)	$(0.345)	$(0.358)

Total distributions	$(0.181)		$(0.326)	$(0.349)	$(0.395)	$(0.345)	$(0.358)

Net asset value — End of period	$9.570		$9.020	$10.270	$9.470	$10.110	$9.410

Total Return(2)	8.16	%(3)	(9.30)%	12.30%	(2.29)%	11.31%	1.59%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,062		$2,797	$3,909	$4,585	$7,252	$9,442
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.50	%(4)	1.47%	1.49%	1.52%	1.51%	1.56%
Interest and fee expense(5)	0.10	%(4)	0.07%	0.07%	0.10%	0.04%	0.10%
Total expenses(6)	1.60	%(4)	1.54%	1.56%	1.62%	1.55%	1.66%
Net investment income	4.00	%(4)	3.23%	3.56%	4.24%	3.76%	4.17%
Portfolio Turnover	4	%(3)	44%	30%	14%	26%	44%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense primarily relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

93	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2014

Financial Highlights — continued

	South Carolina Fund — Class C
	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$9.020		$10.280	$9.470	$10.110	$9.410	$9.660

Income (Loss) From Operations
Net investment income(1)	$0.184		$0.329	$0.350	$0.399	$0.365	$0.364
Net realized and unrealized gain (loss)	0.557		(1.263)	0.809	(0.644)	0.680	(0.256)

Total income (loss) from operations	$0.741		$(0.934)	$1.159	$(0.245)	$1.045	$0.108

Less Distributions
From net investment income	$(0.181)		$(0.326)	$(0.349)	$(0.395)	$(0.345)	$(0.358)

Total distributions	$(0.181)		$(0.326)	$(0.349)	$(0.395)	$(0.345)	$(0.358)

Net asset value — End of period	$9.580		$9.020	$10.280	$9.470	$10.110	$9.410

Total Return(2)	8.28	%(3)	(9.39)%	12.41%	(2.29)%	11.31%	1.48%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$25,251		$25,971	$29,876	$22,267	$28,500	$23,022
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.49	%(4)	1.47%	1.48%	1.51%	1.50%	1.55%
Interest and fee expense(5)	0.10	%(4)	0.07%	0.07%	0.10%	0.04%	0.10%
Total expenses(6)	1.59	%(4)	1.54%	1.55%	1.61%	1.54%	1.65%
Net investment income	3.98	%(4)	3.23%	3.51%	4.25%	3.75%	4.15%
Portfolio Turnover	4	%(3)	44%	30%	14%	26%	44%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense primarily relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

94	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2014

Financial Highlights — continued

	South Carolina Fund — Class I
	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$8.510		$9.700	$8.930	$9.540	$8.880	$9.110

Income (Loss) From Operations
Net investment income(1)	$0.215		$0.402	$0.422	$0.459	$0.432	$0.422
Net realized and unrealized gain (loss)	0.527		(1.193)	0.766	(0.612)	0.637	(0.233)

Total income (loss) from operations	$0.742		$(0.791)	$1.188	$(0.153)	$1.069	$0.189

Less Distributions
From net investment income	$(0.212)		$(0.399)	$(0.418)	$(0.457)	$(0.409)	$(0.419)

Total distributions	$(0.212)		$(0.399)	$(0.418)	$(0.457)	$(0.409)	$(0.419)

Net asset value — End of period	$9.040		$8.510	$9.700	$8.930	$9.540	$8.880

Total Return(2)	8.80	%(3)	(8.53)%	13.55%	(1.43)%	12.32%	2.56%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$17,771		$22,726	$26,081	$24,270	$39,520	$23,727
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.55	%(4)	0.52%	0.54%	0.56%	0.56%	0.60%
Interest and fee expense(5)	0.10	%(4)	0.07%	0.07%	0.10%	0.04%	0.10%
Total expenses(6)	0.65	%(4)	0.59%	0.61%	0.66%	0.60%	0.70%
Net investment income	4.95	%(4)	4.19%	4.49%	5.17%	4.71%	5.11%
Portfolio Turnover	4	%(3)	44%	30%	14%	26%	44%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

95	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2014

Financial Highlights — continued

	Tennessee Fund — Class A
	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31,
			2013		2012		2011		2010		2009
Net asset value — Beginning of period	$8.240		$8.980		$8.560		$8.960		$8.670		$9.100

Income (Loss) From Operations
Net investment income(1)	$0.167		$0.323		$0.351		$0.380		$0.380		$0.388
Net realized and unrealized gain (loss)	0.218		(0.739)		0.419		(0.403)		0.279		(0.424)

Total income (loss) from operations	$0.385		$(0.416)		$0.770		$(0.023)		$0.659		$(0.036)

Less Distributions
From net investment income	$(0.165)		$(0.322)		$(0.349)		$(0.377)		$(0.369)		$(0.394)
Tax return of capital	—		(0.002)		(0.001)		—		—		—

Total distributions	$(0.165)		$(0.324)		$(0.350)		$(0.377)		$(0.369)		$(0.394)

Net asset value — End of period	$8.460		$8.240		$8.980		$8.560		$8.960		$8.670

Total Return(2)	4.71	%(3)	(4.82)%		9.14%		(0.20)%		7.71%		(0.03)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$29,949		$33,334		$40,318		$39,755		$47,371		$46,787
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.73	%(4)	0.72%		0.72%		0.73%		0.74%		0.79%
Interest and fee expense	—		0.00	%(5)(6)	0.01	%(5)	0.01	%(5)	0.01	%(5)	0.03	%(5)
Total expenses(7)	0.73	%(4)	0.72%		0.73%		0.74%		0.75%		0.82%
Net investment income	4.02	%(4)	3.64%		3.98%		4.39%		4.27%		4.72%
Portfolio Turnover	0	%(3)(8)	14%		9%		5%		12%		20%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(6)	Amount is less than 0.005%.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Amount is less than 0.5%.

96	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2014

Financial Highlights — continued

	Tennessee Fund — Class B
	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31,
			2013		2012		2011		2010		2009
Net asset value — Beginning of period	$8.980		$9.780		$9.320		$9.760		$9.450		$9.910

Income (Loss) From Operations
Net investment income(1)	$0.147		$0.279		$0.313		$0.343		$0.342		$0.356
Net realized and unrealized gain (loss)	0.229		(0.798)		0.456		(0.443)		0.298		(0.458)

Total income (loss) from operations	$0.376		$(0.519)		$0.769		$(0.100)		$0.640		$(0.102)

Less Distributions
From net investment income	$(0.146)		$(0.279)		$(0.308)		$(0.340)		$(0.330)		$(0.358)
Tax return of capital	—		(0.002)		(0.001)		—		—		—

Total distributions	$(0.146)		$(0.281)		$(0.309)		$(0.340)		$(0.330)		$(0.358)

Net asset value — End of period	$9.210		$8.980		$9.780		$9.320		$9.760		$9.450

Total Return(2)	4.21	%(3)	(5.47)%		8.35%		(0.99)%		6.86%		(0.73)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$668		$755		$1,175		$1,634		$3,024		$4,069
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.48	%(4)	1.47%		1.47%		1.49%		1.49%		1.54%
Interest and fee expense	—		0.00	%(5)(6)	0.01	%(5)	0.01	%(5)	0.01	%(5)	0.03	%(5)
Total expenses(7)	1.48	%(4)	1.47%		1.48%		1.50%		1.50%		1.57%
Net investment income	3.26	%(4)	2.89%		3.26%		3.64%		3.52%		3.99%
Portfolio Turnover	0	%(3)(8)	14%		9%		5%		12%		20%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(6)	Amount is less than 0.005%.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Amount is less than 0.5%.

97	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2014

Financial Highlights — continued

	Tennessee Fund — Class C
	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31,
			2013		2012		2011		2010		2009
Net asset value — Beginning of period	$8.970		$9.770		$9.320		$9.760		$9.440		$9.910

Income (Loss) From Operations
Net investment income(1)	$0.148		$0.278		$0.308		$0.342		$0.339		$0.351
Net realized and unrealized gain (loss)	0.238		(0.797)		0.450		(0.442)		0.311		(0.463)

Total income (loss) from operations	$0.386		$(0.519)		$0.758		$(0.100)		$0.650		$(0.112)

Less Distributions
From net investment income	$(0.146)		$(0.279)		$(0.307)		$(0.340)		$(0.330)		$(0.358)
Tax return of capital	—		(0.002)		(0.001)		—		—		—

Total distributions	$(0.146)		$(0.281)		$(0.308)		$(0.340)		$(0.330)		$(0.358)

Net asset value — End of period	$9.210		$8.970		$9.770		$9.320		$9.760		$9.440

Total Return(2)	4.33	%(3)	(5.48)%		8.24%		(0.99)%		6.97%		(0.83)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,365		$8,751		$9,864		$7,544		$9,013		$6,004
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.48	%(4)	1.47%		1.47%		1.48%		1.49%		1.54%
Interest and fee expense	—		0.00	%(5)(6)	0.01	%(5)	0.01	%(5)	0.01	%(5)	0.03	%(5)
Total expenses(7)	1.48	%(4)	1.47%		1.48%		1.49%		1.50%		1.57%
Net investment income	3.27	%(4)	2.88%		3.20%		3.64%		3.49%		3.93%
Portfolio Turnover	0	%(3)(8)	14%		9%		5%		12%		20%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(6)	Amount is less than 0.005%.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Amount is less than 0.5%.

98	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2014

Financial Highlights — continued

	Tennessee Fund — Class I
	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31,						Period Ended August 31, 2010(1)
			2013		2012		2011
Net asset value — Beginning of period	$8.240		$8.970		$8.550		$8.960		$8.890

Income (Loss) From Operations
Net investment income(2)	$0.175		$0.340		$0.358		$0.395		$0.030
Net realized and unrealized gain (loss)	0.209		(0.728)		0.428		(0.413)		0.070

Total income (loss) from operations	$0.384		$(0.388)		$0.786		$(0.018)		$0.100

Less Distributions
From net investment income	$(0.174)		$(0.339)		$(0.365)		$(0.392)		$(0.030)
Tax return of capital	—		(0.003)		(0.001)		—		—

Total distributions	$(0.174)		$(0.342)		$(0.366)		$(0.392)		$(0.030)

Net asset value — End of period	$8.450		$8.240		$8.970		$8.550		$8.960

Total Return(3)	4.69	%(4)	(4.52)%		9.35%		(0.15)%		1.12	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$590		$679		$790		$104		$1
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.53	%(5)	0.52%		0.52%		0.53%		0.57	%(5)
Interest and fee expense	—		0.00	%(6)(7)	0.01	%(6)	0.01	%(6)	0.01	%(5)(6)
Total expenses(8)	0.53	%(5)	0.52%		0.53%		0.54%		0.58	%(5)
Net investment income	4.21	%(5)	3.84%		4.02%		4.59%		4.24	%(5)
Portfolio Turnover	0	%(4)(10)	14%		9%		5%		12	%(9)

(1)	For the period from the commencement of operations on August 3, 2010 to August 31, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(7)	Amount is less than 0.005%.

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)	For the year ended August 31, 2010.

(10)	Amount is less than 0.5%.

99	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2014

Financial Highlights — continued

	Virginia Fund — Class A
	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$7.790		$8.460	$8.060	$8.480	$8.360	$8.690

Income (Loss) From Operations
Net investment income(1)	$0.163		$0.334	$0.354	$0.394	$0.396	$0.391
Net realized and unrealized gain (loss)	0.283		(0.675)	0.397	(0.424)	0.100	(0.327)

Total income (loss) from operations	$0.446		$(0.341)	$0.751	$(0.030)	$0.496	$0.064

Less Distributions
From net investment income	$(0.166)		$(0.329)	$(0.351)	$(0.390)	$(0.376)	$(0.394)

Total distributions	$(0.166)		$(0.329)	$(0.351)	$(0.390)	$(0.376)	$(0.394)

Net asset value — End of period	$8.070		$7.790	$8.460	$8.060	$8.480	$8.360

Total Return(2)	5.77	%(3)	(4.25)%	9.48%	(0.31)%	5.97%	1.27%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$63,897		$65,762	$80,350	$80,065	$99,082	$105,788
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.73	%(4)	0.73%	0.76%	0.77%	0.78%	0.83%
Interest and fee expense(5)	0.03	%(4)	0.04%	0.04%	0.05%	0.04%	0.12%
Total expenses before custodian fee reduction	0.76	%(4)	0.77%	0.80%	0.82%	0.82%	0.95%
Expenses after custodian fee reduction excluding interest and fees	0.73	%(4)	0.73%	0.76%	0.77%	0.78%	0.82%
Net investment income	4.15	%(4)	3.97%	4.27%	4.82%	4.61%	5.06%
Portfolio Turnover	3	%(3)	9%	9%	4%	5%	32%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

100	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2014

Financial Highlights — continued

	Virginia Fund — Class B
	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$8.620		$9.360	$8.920	$9.380	$9.250	$9.620

Income (Loss) From Operations
Net investment income(1)	$0.148		$0.300	$0.324	$0.368	$0.368	$0.370
Net realized and unrealized gain (loss)	0.313		(0.746)	0.435	(0.465)	0.110	(0.370)

Total income (loss) from operations	$0.461		$(0.446)	$0.759	$(0.097)	$0.478	$—

Less Distributions
From net investment income	$(0.151)		$(0.294)	$(0.319)	$(0.363)	$(0.348)	$(0.370)

Total distributions	$(0.151)		$(0.294)	$(0.319)	$(0.363)	$(0.348)	$(0.370)

Net asset value — End of period	$8.930		$8.620	$9.360	$8.920	$9.380	$9.250

Total Return(2)	5.38	%(3)	(4.95)%	8.63%	(1.00)%	5.19%	0.43%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,294		$1,626	$2,817	$3,757	$6,478	$9,863
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.48	%(4)	1.48%	1.51%	1.52%	1.53%	1.58%
Interest and fee expense(5)	0.03	%(4)	0.04%	0.04%	0.05%	0.04%	0.12%
Total expenses before custodian fee reduction	1.51	%(4)	1.52%	1.55%	1.57%	1.57%	1.70%
Expenses after custodian fee reduction excluding interest and fees	1.48	%(4)	1.48%	1.51%	1.52%	1.53%	1.57%
Net investment income	3.40	%(4)	3.22%	3.53%	4.06%	3.87%	4.34%
Portfolio Turnover	3	%(3)	9%	9%	4%	5%	32%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

101	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2014

Financial Highlights — continued

	Virginia Fund — Class C
	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$8.620		$9.370	$8.930	$9.390	$9.260	$9.630

Income (Loss) From Operations
Net investment income(1)	$0.148		$0.299	$0.324	$0.369	$0.367	$0.368
Net realized and unrealized gain (loss)	0.323		(0.755)	0.435	(0.465)	0.111	(0.368)

Total income (loss) from operations	$0.471		$(0.456)	$0.759	$(0.096)	$0.478	$—

Less Distributions
From net investment income	$(0.151)		$(0.294)	$(0.319)	$(0.364)	$(0.348)	$(0.370)

Total distributions	$(0.151)		$(0.294)	$(0.319)	$(0.364)	$(0.348)	$(0.370)

Net asset value — End of period	$8.940		$8.620	$9.370	$8.930	$9.390	$9.260

Total Return(2)	5.50	%(3)	(5.05)%	8.63%	(0.99)%	5.19%	0.43%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,547		$8,059	$9,179	$9,699	$13,453	$12,287
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.48	%(4)	1.48%	1.51%	1.52%	1.53%	1.59%
Interest and fee expense(5)	0.03	%(4)	0.04%	0.04%	0.05%	0.04%	0.12%
Total expenses before custodian fee reduction	1.51	%(4)	1.52%	1.55%	1.57%	1.57%	1.71%
Expenses after custodian fee reduction excluding interest and fees	1.48	%(4)	1.48%	1.51%	1.52%	1.53%	1.58%
Net investment income	3.40	%(4)	3.21%	3.52%	4.08%	3.86%	4.29%
Portfolio Turnover	3	%(3)	9%	9%	4%	5%	32%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

102	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2014

Financial Highlights — continued

	Virginia Fund — Class I
	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$7.810		$8.480	$8.080	$8.500	$8.370	$8.710

Income (Loss) From Operations
Net investment income(1)	$0.171		$0.351	$0.371	$0.411	$0.414	$0.403
Net realized and unrealized gain (loss)	0.283		(0.675)	0.397	(0.424)	0.109	(0.332)

Total income (loss) from operations	$0.454		$(0.324)	$0.768	$(0.013)	$0.523	$0.071

Less Distributions
From net investment income	$(0.174)		$(0.346)	$(0.368)	$(0.407)	$(0.393)	$(0.411)

Total distributions	$(0.174)		$(0.346)	$(0.368)	$(0.407)	$(0.393)	$(0.411)

Net asset value — End of period	$8.090		$7.810	$8.480	$8.080	$8.500	$8.370

Total Return(2)	5.86	%(3)	(4.03)%	9.68%	(0.09)%	6.30%	1.36%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$13,236		$16,539	$19,635	$18,510	$18,557	$9,945
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.53	%(4)	0.53%	0.55%	0.57%	0.57%	0.64%
Interest and fee expense(5)	0.03	%(4)	0.04%	0.04%	0.05%	0.04%	0.12%
Total expenses before custodian fee reduction	0.56	%(4)	0.57%	0.59%	0.62%	0.61%	0.76%
Expenses after custodian fee reduction excluding interest and fees	0.53	%(4)	0.53%	0.55%	0.57%	0.57%	0.63%
Net investment income	4.33	%(4)	4.17%	4.46%	5.02%	4.81%	5.20%
Portfolio Turnover	3	%(3)	9%	9%	4%	5%	32%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

103	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of twenty-two funds, eleven of which, each non-diversified, are included in these financial statements. They include Eaton Vance Alabama Municipal Income Fund (Alabama Fund), Eaton Vance Arkansas Municipal Income Fund (Arkansas Fund), Eaton Vance Georgia Municipal Income Fund (Georgia Fund), Eaton Vance Kentucky Municipal Income Fund (Kentucky Fund), Eaton Vance Maryland Municipal Income Fund (Maryland Fund), Eaton Vance Missouri Municipal Income Fund (Missouri Fund), Eaton Vance North Carolina Municipal Income Fund (North Carolina Fund), Eaton Vance Oregon Municipal Income Fund (Oregon Fund), Eaton Vance South Carolina Municipal Income Fund (South Carolina Fund), Eaton Vance Tennessee Municipal Income Fund (Tennessee Fund) and Eaton Vance Virginia Municipal Income Fund (Virginia Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds’ investment objective is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The Funds offer four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares of each Fund automatically convert to Class A shares eight years after their purchase as described in each Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

At August 31, 2013, the following Funds, for federal income tax purposes, had capital loss carryforwards and deferred capital losses which will reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Funds’ next taxable year and are treated as realized prior to

104

Eaton Vance

Municipal Income Funds

February 28, 2014

Notes to Financial Statements (Unaudited) — continued

the utilization of the capital loss carryforward. The amounts and expiration dates of the capital loss carryforwards and the amounts of the deferred capital losses are as follows:

Expiration Date	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund	Maryland Fund	Missouri Fund

August 31, 2015	$—	$—	$536,265	$—	$204,999	$—
August 31, 2016	143,185	126,693	306,338	98,602	4,159,062	337,671
August 31, 2017	149,650	826,603	980,989	155,003	34,823	2,259,438
August 31, 2018	1,195,230	1,981,781	2,812,349	442,246	2,032,881	3,282,262
August 31, 2019	434,821	1,798,823	3,087,553	958,653	1,823,894	1,434,581

Total capital loss carryforward	$1,922,886	$4,733,900	$7,723,494	$1,654,504	$8,255,659	$7,313,952

Deferred capital losses	$1,341,092	$1,531,481	$2,080,080	$287,823	$1,236,399	$1,858,560

Expiration Date	North Carolina Fund	Oregon Fund	South Carolina Fund	Tennessee Fund	Virginia Fund

August 31, 2015	$88,235	$—	$—	$—	$—
August 31, 2016	274,170	2,145,240	1,027,752	238,529	502,088
August 31, 2017	—	1,066,237	3,019,420	—	3,212,881
August 31, 2018	3,573,563	9,061,392	10,869,967	3,909,047	464,954
August 31, 2019	1,655,671	809,441	527,346	1,662,071	10,782,176

Total capital loss carryforward	$5,591,639	$13,082,310	$15,444,485	$5,809,647	$14,962,099

Deferred capital losses	$3,857,848	$4,364,457	$5,464,398	$898,036	$4,993,064

As of February 28, 2014, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

105

Eaton Vance

Municipal Income Funds

February 28, 2014

Notes to Financial Statements (Unaudited) — continued

I  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker. The broker deposits a bond into the SPV with the same CUSIP number as the bond sold to the broker by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the broker transfer the Bond held by the SPV to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the broker the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 12) at February 28, 2014. Interest expense related to the Funds’ liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At February 28, 2014, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Floating Rate Notes Outstanding	$3,375,000	$2,240,000	$850,000	$4,650,000
Interest Rate or Range of Interest Rates (%)	0.08	0.08	0.04	0.04 - 1.18
Collateral for Floating Rate Notes Outstanding	$4,935,060	$3,267,881	$1,407,230	$6,982,328

	Oregon Fund	South Carolina Fund	Virginia Fund

Floating Rate Notes Outstanding	$7,455,000	$6,050,000	$3,330,000
Interest Rate or Range of Interest Rates (%)	0.05 - 1.18	0.03 - 1.18	0.03
Collateral for Floating Rate Notes Outstanding	$11,480,513	$8,797,275	$5,918,250

For the six months ended February 28, 2014, the Funds’ average Floating Rate Notes outstanding and the average interest rate (annualized) including fees were as follows:

	Alabama Fund	Georgia Fund	Maryland Fund	Missouri Fund

Average Floating Rate Notes Outstanding	$380,387	$3,375,000	$3,699,558	$850,000
Average Interest Rate	0.90%	0.74%	0.89%	0.75%

	North Carolina Fund	Oregon Fund	South Carolina Fund	Virginia Fund

Average Floating Rate Notes Outstanding	$9,136,906	$15,673,508	$14,633,149	$3,330,000
Average Interest Rate	0.92%	0.84%	0.88%	0.93%

The Funds may enter into shortfall and forbearance agreements with the broker by which a Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of February 28, 2014.

106

Eaton Vance

Municipal Income Funds

February 28, 2014

Notes to Financial Statements (Unaudited) — continued

The Funds may also purchase residual interest bonds from brokers in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

On December 10, 2013, five U.S. federal agencies published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”). The Volcker Rule prohibits banking entities from engaging in proprietary trading of certain instruments and limits such entities’ investments in, and relationships with, covered funds, as defined in the rules. The compliance date for the Volcker Rule is July 21, 2015. The Volcker Rule may preclude banking entities and their affiliates from (i) sponsoring residual interest bond programs (as such programs are presently structured) and (ii) continuing relationships with or services for existing residual interest bond programs. As a result, residual interest bond trusts may need to be restructured or unwound. There can be no assurances that residual interest bond trusts can be restructured, that new sponsors of residual interest bond programs will develop, or that alternative forms of leverage will be available to the Funds. The effects of the Volcker Rule may make it more difficult for the Funds to maintain current or desired levels of leverage and may cause the Funds to incur additional expenses to maintain their leverage.

J  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

L  Statements of Cash Flows — The cash amount shown in the Statement of Cash Flows of a Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

M  Interim Financial Statements — The interim financial statements relating to February 28, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

107

Eaton Vance

Municipal Income Funds

February 28, 2014

Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $20 million	0.10%	1.00%
$20 million up to $40 million	0.20	2.00
$40 million up to $500 million	0.30	3.00

On average daily net assets of $500 million or more, the rates are reduced.

For the six months ended February 28, 2014, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund	Maryland Fund	Missouri Fund

Investment Adviser Fee	$49,084	$81,799	$84,199	$61,910	$112,610	$112,021
Effective Annual Rate	0.23%	0.29%	0.29%	0.26%	0.32%	0.32%

	North Carolina Fund	Oregon Fund	South Carolina Fund	Tennessee Fund	Virginia Fund

Investment Adviser Fee	$209,918	$219,818	$237,583	$47,164	$152,011
Effective Annual Rate	0.38%	0.39%	0.39%	0.23%	0.35%

EVM serves as administrator of each Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the six months ended February 28, 2014 were as follows:

	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund	Maryland Fund	Missouri Fund

EVM’s Sub-Transfer Agent Fees	$587	$668	$817	$820	$1,298	$1,026
EVD’s Class A Sales Charges	$571	$2,355	$2,996	$2,712	$1,455	$11,121

	North Carolina Fund	Oregon Fund	South Carolina Fund	Tennessee Fund	Virginia Fund

EVM’s Sub-Transfer Agent Fees	$1,667	$1,376	$1,465	$523	$2,063
EVD’s Class A Sales Charges	$8,743	$17,280	$8,167	$1,929	$1,769

Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

108

Eaton Vance

Municipal Income Funds

February 28, 2014

Notes to Financial Statements (Unaudited) — continued

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended February 28, 2014 for Class A shares amounted to the following:

	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund	Maryland Fund	Missouri Fund

Class A Distribution and Service Fees	$35,354	$46,710	$43,340	$37,615	$49,314	$60,445

	North Carolina Fund	Oregon Fund	South Carolina Fund	Tennessee Fund	Virginia Fund

Class A Distribution and Service Fees	$75,952	$86,630	$75,324	$31,980	$64,050

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the six months ended February 28, 2014, the Funds paid or accrued to EVD the following distribution fees:

	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund	Maryland Fund	Missouri Fund

Class B Distribution Fees	$1,954	$4,940	$3,990	$1,155	$5,914	$4,700
Class C Distribution Fees	$8,522	$21,185	$20,537	$13,186	$59,493	$22,416

	North Carolina Fund	Oregon Fund	South Carolina Fund	Tennessee Fund	Virginia Fund

Class B Distribution Fees	$3,625	$11,004	$8,751	$2,626	$5,430
Class C Distribution Fees	$74,139	$59,233	$94,064	$29,541	$29,046

The Class B and Class C Plans also authorize the Funds to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class B and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended February 28, 2014 amounted to the following:

	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund	Maryland Fund	Missouri Fund

Class B Service Fees	$521	$1,317	$1,064	$308	$1,577	$1,253
Class C Service Fees	$2,272	$5,649	$5,477	$3,516	$15,865	$5,978

	North Carolina Fund	Oregon Fund	South Carolina Fund	Tennessee Fund	Virginia Fund

Class B Service Fees	$967	$2,934	$2,334	$700	$1,448
Class C Service Fees	$19,770	$15,795	$25,084	$7,878	$7,746

109

Eaton Vance

Municipal Income Funds

February 28, 2014

Notes to Financial Statements (Unaudited) — continued

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended February 28, 2014, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B and Class C shareholders:

	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund	Maryland Fund	Missouri Fund

Class A	$—	$—	$—	$—	$40	$2,000
Class B	$300	$3,000	$—	$—	$—	$200
Class C	$1,000	$200	$100	$200	$2,000	$100

	North Carolina Fund	Oregon Fund	South Carolina Fund	Tennessee Fund	Virginia Fund

Class A	$15,000	$2,000	$1,000	$—	$—
Class B	$2,000	$2,000	$1,000	$40	$3,000
Class C	$2,000	$3,000	$4,000	$1,000	$1,000

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended February 28, 2014 were as follows:

	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund	Maryland Fund	Missouri Fund

Purchases	$1,066,530	$2,109,916	$2,138,970	$428,026	$—	$6,174,200
Sales	$4,630,952	$8,398,191	$8,237,986	$6,231,892	$4,871,183	$9,423,883

	North Carolina Fund	Oregon Fund	South Carolina Fund	Tennessee Fund	Virginia Fund

Purchases	$5,070,610	$13,430,569	$5,683,335	$144,694	$2,435,393
Sales	$25,275,858	$45,698,433	$37,255,859	$6,328,664	$16,286,994

110

Eaton Vance

Municipal Income Funds

February 28, 2014

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

Alabama Fund
	Six Months Ended February 28, 2014 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	45,662	21	11,942	23,354
Issued to shareholders electing to receive payments of distributions in Fund shares	61,348	776	1,694	3,357
Redemptions	(350,347)	(10,053)	(39,545)	(86,625)
Exchange from Class B shares	15,998	—	—	—
Exchange to Class A shares	—	(14,543)	—	—

Net decrease	(227,339)	(23,799)	(25,909)	(59,914)

	Year Ended August 31, 2013
	Class A	Class B	Class C	Class I

Sales	202,121	2,620	61,711	1,342,021
Issued to shareholders electing to receive payments of distributions in Fund shares	117,846	2,294	3,709	24,156
Redemptions	(585,525)	(24,657)	(89,089)	(1,502,780)
Exchange from Class B shares	41,037	—	—	—
Exchange to Class A shares	—	(37,304)	—	—

Net decrease	(224,521)	(57,047)	(23,669)	(136,603)

Arkansas Fund
	Six Months Ended February 28, 2014 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	90,100	63	9,825	88,182
Issued to shareholders electing to receive payments of distributions in Fund shares	102,303	2,279	9,106	6,217
Redemptions	(838,458)	(21,704)	(112,999)	(59,436)
Exchange from Class B shares	26,198	—	—	—
Exchange to Class A shares	—	(24,757)	—	—

Net increase (decrease)	(619,857)	(44,119)	(94,068)	34,963

	Year Ended August 31, 2013
	Class A	Class B	Class C	Class I

Sales	593,566	1,121	183,068	54,461
Issued to shareholders electing to receive payments of distributions in Fund shares	193,675	4,950	17,769	9,078
Redemptions	(983,517)	(33,277)	(232,562)	(96,811)
Exchange from Class B shares	20,838	—	—	—
Exchange to Class A shares	—	(19,394)	—	—

Net decrease	(175,438)	(46,600)	(31,725)	(33,272)

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Georgia Fund
	Six Months Ended February 28, 2014 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	110,288	38	14,011	378,116
Issued to shareholders electing to receive payments of distributions in Fund shares	89,734	1,799	8,368	6,392
Redemptions	(708,325)	(13,239)	(90,642)	(447,397)
Exchange from Class B shares	8,524	—	—	—
Exchange to Class A shares	—	(7,978)	—	—

Net decrease	(499,779)	(19,380)	(68,263)	(62,889)

	Year Ended August 31, 2013
	Class A	Class B	Class C	Class I

Sales	508,909	87	111,421	293,024
Issued to shareholders electing to receive payments of distributions in Fund shares	163,621	4,421	17,646	20,524
Redemptions	(801,508)	(15,333)	(234,889)	(678,175)
Exchange from Class B shares	87,139	—	—	—
Exchange to Class A shares	—	(81,543)	—	—

Net decrease	(41,839)	(92,368)	(105,822)	(364,627)

Kentucky Fund
	Six Months Ended February 28, 2014 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	64,639	20	31,137	80,832
Issued to shareholders electing to receive payments of distributions in Fund shares	79,662	498	5,766	15,339
Redemptions	(474,046)	(1,994)	(63,762)	(393,901)
Exchange from Class B shares	1,705	—	—	—
Exchange to Class A shares	—	(1,579)	—	—

Net decrease	(328,040)	(3,055)	(26,859)	(297,730)

	Year Ended August 31, 2013
	Class A	Class B	Class C	Class I

Sales	187,211	54	167,330	398,553
Issued to shareholders electing to receive payments of distributions in Fund shares	156,148	1,359	11,953	34,278
Redemptions	(658,154)	(10,393)	(154,183)	(194,897)
Exchange from Class B shares	26,500	—	—	—
Exchange to Class A shares	—	(24,542)	—	—

Net increase (decrease)	(288,295)	(33,522)	25,100	237,934

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Maryland Fund
	Six Months Ended February 28, 2014 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	97,953	311	120,881	141,876
Issued to shareholders electing to receive payments of distributions in Fund shares	82,003	1,995	19,282	4,058
Redemptions	(507,255)	(24,788)	(304,879)	(172,656)
Exchange from Class B shares	22,951	—	—	—
Exchange to Class A shares	—	(21,043)	—	—

Net decrease	(304,348)	(43,525)	(164,716)	(26,722)

	Year Ended August 31, 2013
	Class A	Class B	Class C	Class I

Sales	240,292	555	569,651	345,219
Issued to shareholders electing to receive payments of distributions in Fund shares	173,529	4,557	36,816	8,748
Redemptions	(1,238,715)	(21,040)	(418,022)	(224,847)
Exchange from Class B shares	23,548	—	—	—
Exchange to Class A shares	—	(21,592)	—	—

Net increase (decrease)	(801,346)	(37,520)	188,445	129,120

Missouri Fund
	Six Months Ended February 28, 2014 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	333,923	109	17,262	21,992
Issued to shareholders electing to receive payments of distributions in Fund shares	124,736	1,999	7,408	4,897
Redemptions	(747,479)	(2,824)	(73,615)	(211,295)
Exchange from Class B shares	1,027	—	—	—
Exchange to Class A shares	—	(929)	—	—

Net decrease	(287,793)	(1,645)	(48,945)	(184,406)

	Year Ended August 31, 2013
	Class A	Class B	Class C	Class I

Sales	520,705	180	113,223	239,171
Issued to shareholders electing to receive payments of distributions in Fund shares	255,330	4,094	13,396	12,049
Redemptions	(2,104,209)	(26,488)	(95,635)	(63,420)
Exchange from Class B shares	32,043	—	—	—
Exchange to Class A shares	—	(28,989)	—	—

Net increase (decrease)	(1,296,131)	(51,203)	30,984	187,800

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North Carolina Fund
	Six Months Ended February 28, 2014 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	612,309	540	144,972	487,813
Issued to shareholders electing to receive payments of distributions in Fund shares	175,714	1,806	34,945	10,983
Redemptions	(1,798,530)	(25,277)	(336,828)	(700,023)
Exchange from Class B shares	2,568	—	—	—
Exchange to Class A shares	—	(2,389)	—	—

Net decrease	(1,007,939)	(25,320)	(156,911)	(201,227)

	Year Ended August 31, 2013
	Class A	Class B	Class C	Class I

Sales	1,813,686	1,178	627,463	714,001
Issued to shareholders electing to receive payments of distributions in Fund shares	338,950	5,129	66,965	25,723
Redemptions	(1,982,005)	(46,117)	(547,577)	(743,813)
Exchange from Class B shares	45,510	—	—	—
Exchange to Class A shares	—	(42,317)	—	—

Net increase (decrease)	216,141	(82,127)	146,851	(4,089)

Oregon Fund
	Six Months Ended February 28, 2014 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	808,967	151	51,368	241,013
Issued to shareholders electing to receive payments of distributions in Fund shares	239,511	6,326	33,712	9,180
Redemptions	(1,814,091)	(48,252)	(501,712)	(921,521)
Exchange from Class B shares	20,816	—	—	—
Exchange to Class A shares	—	(19,031)	—	—

Net decrease	(744,797)	(60,806)	(416,632)	(671,328)

	Year Ended August 31, 2013
	Class A	Class B	Class C	Class I

Sales	1,778,229	2,689	468,771	1,618,902
Issued to shareholders electing to receive payments of distributions in Fund shares	439,750	12,855	67,574	25,429
Redemptions	(3,359,359)	(109,179)	(863,448)	(2,822,968)
Exchange from Class B shares	122,503	—	—	—
Exchange to Class A shares	—	(111,979)	—	—

Net decrease	(1,018,877)	(205,614)	(327,103)	(1,178,637)

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South Carolina Fund
	Six Months Ended February 28, 2014 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	347,379	4,256	143,051	260,415
Issued to shareholders electing to receive payments of distributions in Fund shares	180,670	4,724	45,355	13,295
Redemptions	(1,305,456)	(47,736)	(431,223)	(977,635)
Exchange from Class B shares	59,476	—	—	—
Exchange to Class A shares	—	(56,077)	—	—

Net decrease	(717,931)	(94,833)	(242,817)	(703,925)

	Year Ended August 31, 2013
	Class A	Class B	Class C	Class I

Sales	1,417,018	93	731,519	1,429,179
Issued to shareholders electing to receive payments of distributions in Fund shares	344,300	10,755	87,149	27,524
Redemptions	(2,440,606)	(45,666)	(846,224)	(1,475,802)
Exchange from Class B shares	37,597	—	—	—
Exchange to Class A shares	—	(35,442)	—	—

Net decrease	(641,691)	(70,260)	(27,556)	(19,099)

Tennessee Fund
	Six Months Ended February 28, 2014 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	44,438	4	33,552	8,408
Issued to shareholders electing to receive payments of distributions in Fund shares	67,026	1,163	12,388	1,405
Redemptions	(624,910)	(3,156)	(221,255)	(22,407)
Exchange from Class B shares	10,444	—	—	—
Exchange to Class A shares	—	(9,583)	—	—

Net decrease	(503,002)	(11,572)	(175,315)	(12,594)

	Year Ended August 31, 2013
	Class A	Class B	Class C	Class I

Sales	340,244	87	252,784	59,450
Issued to shareholders electing to receive payments of distributions in Fund shares	137,282	2,608	25,049	3,561
Redemptions	(957,901)	(8,112)	(311,946)	(68,712)
Exchange from Class B shares	33,457	—	—	—
Exchange to Class A shares	—	(30,714)	—	—

Net decrease	(446,918)	(36,131)	(34,113)	(5,701)

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Virginia Fund
	Six Months Ended February 28, 2014 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	122,265	52	73,856	271,617
Issued to shareholders electing to receive payments of distributions in Fund shares	140,130	2,639	12,245	12,270
Redemptions	(801,062)	(35,004)	(175,959)	(766,060)
Exchange from Class B shares	12,638	—	—	—
Exchange to Class A shares	—	(11,413)	—	—

Net decrease	(526,029)	(43,726)	(89,858)	(482,173)

	Year Ended August 31, 2013
	Class A	Class B	Class C	Class I

Sales	410,208	7,622	165,131	479,456
Issued to shareholders electing to receive payments of distributions in Fund shares	292,150	7,053	24,754	20,580
Redemptions	(1,806,321)	(82,915)	(235,382)	(697,267)
Exchange from Class B shares	48,802	—	—	—
Exchange to Class A shares	—	(44,085)	—	—

Net decrease	(1,055,161)	(112,325)	(45,497)	(197,231)

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of each Fund at February 28, 2014, as determined on a federal income tax basis, were as follows:

	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund	Maryland Fund	Missouri Fund

Aggregate cost	$39,219,958	$53,776,141	$53,102,205	$44,472,567	$67,357,654	$66,078,626

Gross unrealized appreciation	$2,587,157	$1,890,663	$3,673,334	$2,889,980	$4,129,149	$4,908,673
Gross unrealized depreciation	(193,185)	(865,450)	(610,850)	(755,801)	(544,699)	(815,964)

Net unrealized appreciation	$2,393,972	$1,025,213	$3,062,484	$2,134,179	$3,584,450	$4,092,709

	North Carolina Fund	Oregon Fund	South Carolina Fund	Tennessee Fund	Virginia Fund

Aggregate cost	$105,741,088	$104,506,664	$109,711,979	$37,295,889	$74,736,332

Gross unrealized appreciation	$7,064,638	$7,001,901	$6,521,852	$2,557,299	$8,252,937
Gross unrealized depreciation	(2,834,231)	(7,041,255)	(2,782,425)	(1,688,157)	(1,820,778)

Net unrealized appreciation (depreciation)	$4,230,407	$(39,354)	$3,739,427	$869,142	$6,432,159

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9  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. At February 28, 2014, the Arkansas Fund, Kentucky Fund and Maryland Fund had balances outstanding pursuant to this line of credit of $100,000, $100,000 and $1,300,000, respectively, at an interest rate of 1.07%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at February 28, 2014. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 12) at February 28, 2014. The Funds’ average borrowings or allocated fees during the six months ended February 28, 2014 were not significant.

10  Overdraft Advances

Pursuant to the custodian agreement, SSBT may, in its discretion, advance funds to the Funds to make properly authorized payments. When such payments result in an overdraft, the Funds are obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on a Fund’s assets to the extent of any overdraft. At February 28, 2014, the Arkansas Fund, Kentucky Fund and North Carolina Fund had overdraft balances due to SSBT pursuant to the foregoing arrangement of $84,426, $34,612 and $919, respectively. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at February 28, 2014. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 12) at February 28, 2014. The Funds’ average overdraft advances during the six months ended February 28, 2014 were not significant.

11  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at February 28, 2014 is as follows:

Futures Contracts
Fund	Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation

Arkansas	6/14	40 U.S. Long Treasury Bond	Short	$(5,247,739)	$(5,322,500)	$(74,761)
Georgia	6/14	105 U.S. Long Treasury Bond	Short	$(13,775,316)	$(13,971,563)	$(196,247)
Kentucky	6/14	50 U.S. Long Treasury Bond	Short	$(6,559,674)	$(6,653,125)	$(93,451)
Maryland	6/14	38 U.S. Long Treasury Bond	Short	$(4,985,352)	$(5,056,375)	$(71,023)
Missouri	6/14	29 U.S. 10-Year Treasury Note	Short	$(3,593,681)	$(3,611,406)	$(17,725)
	6/14	9 U.S. Long Treasury Bond	Short	(1,180,741)	(1,197,562)	(16,821)

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Futures Contracts (continued)
Fund	Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation

Oregon	6/14	65 U.S. Long Treasury Bond	Short	$(8,527,576)	$(8,649,062)	$(121,486)
Virginia	6/14	170 U.S. Long Treasury Bond	Short	$(22,302,892)	$(22,620,625)	$(317,733)

At February 28, 2014, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Funds purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at February 28, 2014 were as follows:

	Arkansas Fund		Georgia Fund		Kentucky Fund		Maryland Fund

Liability Derivative:
Futures Contracts	$(74,761	)(1)	$(196,247	)(1)	$(93,451	)(1)	$(71,023	)(1)

Total	$(74,761)		$(196,247)		$(93,451)		$(71,023)

	Missouri Fund		Oregon Fund		Virginia Fund

Liability Derivative:
Futures Contracts	$(34,546	)(1)	$(121,486	)(1)	$(317,733	)(1)

Total	$(34,546)		$(121,486)		$(317,733)

(1)

Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended February 28, 2014 was as follows:

	Alabama Fund		Arkansas Fund		Georgia Fund		Kentucky Fund		Maryland Fund		Missouri Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$(6,307	)(1)	$(196,163	)(1)	$(252,604	)(1)	$(88,116	)(1)	$(91,419	)(1)	$(140,276	)(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$673	(2)	$(64,663	)(2)	$(182,110	)(2)	$(84,699	)(2)	$(65,907	)(2)	$(18,333	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

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	Oregon Fund		Tennessee Fund		Virginia Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$(103,832	)(1)	$(159,345	)(1)	$(421,042	)(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$(121,486	)(2)	$8,079	(2)	$(290,805	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional amounts of futures contracts outstanding during the six months ended February 28, 2014, which are indicative of the volume of this derivative type, were approximately as follows:

	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund	Maryland Fund	Missouri Fund

Average Notional Amount:
Futures Contracts	$214,000	$5,000,000	$10,500,000	$5,214,000	$3,800,000	$4,229,000

	Oregon Fund	Tennessee Fund	Virginia Fund

Average Notional Amount:
Futures Contracts	$1,857,000	$5,143,000	$17,643,000

12  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2014, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

Alabama Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$41,613,930	$—	$41,613,930

Total Investments	$—	$41,613,930	$—	$41,613,930

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Arkansas Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$54,801,354	$—	$54,801,354

Total Investments	$—	$54,801,354	$—	$54,801,354

Liability Description

Futures Contracts	$(74,761)	$—	$—	$(74,761)

Total	$(74,761)	$—	$—	$(74,761)

Georgia Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$59,539,689	$—	$59,539,689

Total Investments	$—	$59,539,689	$—	$59,539,689

Liability Description

Futures Contracts	$(196,247)	$—	$—	$(196,247)

Total	$(196,247)	$—	$—	$(196,247)

Kentucky Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$46,606,746	$—	$46,606,746

Total Investments	$—	$46,606,746	$—	$46,606,746

Liability Description

Futures Contracts	$(93,451)	$—	$—	$(93,451)

Total	$(93,451)	$—	$—	$(96,451)

Maryland Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$73,182,104	$—	$73,182,104

Total Investments	$—	$73,182,104	$—	$73,182,104

Liability Description

Futures Contracts	$(71,023)	$—	$—	$(71,023)

Total	$(71,023)	$—	$—	$(71,023)

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Missouri Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$71,021,335	$—	$71,021,335

Total Investments	$—	$71,021,335	$—	$71,021,335

Liability Description

Futures Contracts	$(34,546)	$—	$—	$(34,546)

Total	$(34,546)	$—	$—	$(34,546)

North Carolina Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$114,621,495	$—	$114,621,495

Total Investments	$—	$114,621,495	$—	$114,621,495

Oregon Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$111,922,310	$—	$111,922,310

Total Investments	$—	$111,922,310	$—	$111,922,310

Liability Description

Futures Contracts	$(121,486)	$—	$—	$(121,486)

Total	$(121,486)	$—	$—	$(121,486)

South Carolina Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$119,501,406	$—	$119,501,406

Total Investments	$—	$119,501,406	$—	$119,501,406

Tennessee Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$38,165,031	$—	$38,165,031

Total Investments	$—	$38,165,031	$—	$38,165,031

121

Eaton Vance

Municipal Income Funds

February 28, 2014

Notes to Financial Statements (Unaudited) — continued

Virginia Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$84,498,491	$—	$84,498,491

Total Investments	$—	$84,498,491	$—	$84,498,491

Liability Description

Futures Contracts	$(317,733)	$—	$—	$(317,733)

Total	$(317,733)	$—	$—	$(317,733)

The Funds held no investments or other financial instruments as of August 31, 2013 whose fair value was determined using Level 3 inputs. At February 28, 2014, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

13  Proposed Plan of Reorganization

In December 2013, the Trustees of Alabama Fund, Arkansas Fund, Kentucky Fund and Tennessee Fund approved an Agreement and Plan of Reorganization (the Agreement) whereby Eaton Vance National Municipal Income Fund (National Fund) would acquire substantially all the assets and assume substantially all the liabilities of Alabama Fund, Arkansas Fund, Kentucky Fund and Tennessee Fund in exchange for shares of National Fund. The proposed reorganization of each of Alabama Fund, Arkansas Fund, Kentucky Fund and Tennessee Fund is a separate and independent transaction and is subject to approval by the shareholders of Alabama Fund, Arkansas Fund, Kentucky Fund and Tennessee Fund, respectively.

122

Eaton Vance

Municipal Income Funds

February 28, 2014

Officers and Trustees

Officers of Eaton Vance Municipals Trust

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Municipals Trust

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Allen R. Freedman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

123

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

124

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7712 2.28.14

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 10, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 10, 2014

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 10, 2014